UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06110

Western Asset Funds, Inc.

Name of Registrant:

385 East Colorado Boulevard, Pasadena, CA 91101
Address of Principal Executive Offices:

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 Light Street

Baltimore, MD 21202

Name and address of agent for service:

Registrant’s telephone number, including area code: 1-888-425-6432

Date of fiscal year end: December 31,

Date of reporting period: June 30, 2009

Item 1.	Report to Shareholders

Investment Commentary

and Semi-Annual Report to

Shareholders

June 30, 2009

Western Asset Funds, Inc.

Western Asset Core Bond Portfolio

Western Asset Core Plus Bond Portfolio

For more information, visit us on the web

at www.westernassetfunds.com.

Investment Commentary

Western Asset Funds, Inc.

For the Six Months Ended June 30, 2009

Financial Market Overview

To a great extent, the financial markets in 2008 were characterized by periods of extreme volatility, illiquidity, frozen credit conditions and heightened risk aversion. Collectively, this caused investors to flock to the safety of short-term Treasuries, driving their yields lower and their prices higher. In contrast, non-Treasuries generally performed poorly, with their spreads moving, in some cases, to historically wide levels.

The market then largely stabilized during the six-month reporting period ended June 30, 2009. A return to more normal market conditions was due, in part, to the aggressive actions taken by the Federal Reserve Board (“Fed”)A, the U.S. Department of the Treasury and other government agencies. Looking back, in 2008 the Fed took several actions to improve liquidity in the credit markets. In March 2008, it established a new lending program allowing certain brokerage firms, known as primary dealers, to also borrow from its discount window. In mid-September 2008, it announced an $85 billion rescue plan for ailing AIG and pumped $70 billion into the financial system as the Lehman Brothers bankruptcy and mounting troubles at other financial firms roiled the markets. Toward the end of the year, the Fed took additional measures to thaw the frozen credit markets, including the purchase of debt issued by Fannie Mae and Freddie Mac, as well as introducing the Term Asset-Backed Securities Loan Facility (“TALF”).

In March 2009, the Fed continued to pursue aggressive measures as it announced its intentions to:

•	Purchase up to an additional $750 billion of agency mortgage-backed securities, bringing its total purchases of these securities to up to $1.25 trillion in 2009.

•	Increase its purchases of agency debt this year by up to $100 billion to a total of up to $200 billion.

•	Buy up to $300 billion of longer-term Treasury securities over the next six months.

After reducing the federal funds rateB from 5.25% in August 2007 to a range of 0 to 1/4 percent in December 2008—a historic low—the Fed has maintained this stance thus far in 2009. In conjunction with its June meeting, the Fed stated that it “will maintain the target range for the federal funds rate at 0 to 1/4 percent and continues to anticipate that economic conditions are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

The U.S. Department of the Treasury has also taken an active role in attempting to stabilize the financial system, as it orchestrated the government’s takeover of mortgage giants Fannie Mae and Freddie Mac in September 2008. In October, the Treasury’s $700 billion Troubled Asset Relief Program (“TARP”) was approved by Congress and signed into law by former President Bush. Then, in March 2009, Treasury Secretary Geithner introduced the Public-Private Partnership Investment Program (“PPIP”), which is intended to facilitate the purchase of troubled mortgage assets from bank balance sheets. The Treasury also announced its intentions to conduct “stress tests” for major banks to determine if they needed to bolster their capital levels. The results of the stress tests were released in May, and were not as dire as initially feared.

Economic Review

Even though conditions in the financial markets improved during the first half of 2009, the U.S. economy continued to face numerous headwinds. Looking back, the U.S. Department of Commerce reported that third and fourth quarter 2008 U.S. gross domestic product (“GDP”)C contracted 2.7% and 5.4%, respectively. Economic contraction has continued in 2009 as GDP fell 6.4% during the first quarter and the advance estimate for the second quarter is a 1.0% decline. The economy’s more modest contraction in the second quarter was due, in part, to smaller declines in exports and business spending.

While economic news was largely bleak during the first quarter of 2009, there were some indications that things were becoming “less negative” during the second quarter. While the unemployment rate continued to move higher, the number of jobs lost on a monthly basis subsided from the pace earlier in the year. Another strain on the economy, the long-ailing housing market, may also be getting closer to reaching a bottom. After plunging late last year, new single-family home starts have been fairly stable in recent months. In addition, while home prices continued to fall, the pace of the decline has moderated. Other recent economic news also seemed to be “less negative.” Inflation remained low, manufacturing contracted at a slower pace than during the first quarter of the year and inventory levels were drawn down.

The Investment Commentary is not a part of the Semi-Annual Report to Shareholders.

Investment Commentary

Market Review

Both short- and long-term Treasury yields fluctuated during the reporting period. This was often prompted by changing perceptions regarding the economy, future Fed policy decisions and the government’s initiatives to stabilize the financial system. When the reporting period began, Treasury yields were extremely low, given numerous “flights to quality” in 2008 that were triggered by the financial crisis. After starting the period at 0.76% and 2.25%, respectively, two- and ten-year Treasury yields drifted even lower (and their prices higher) in mid-January 2009. Yields generally moved higher (and their prices lower) until early June. Two- and ten-year yields peaked at 1.42% and 3.98%, respectively, before falling and ending the period at 1.11% and 3.53%.

Over the six months ended June 30, 2009, longer-term yields moved higher than their shorter-term counterparts due to fears of future inflation given the government’s massive stimulus program. In a reversal from 2008, investor risk aversion faded as the six-month reporting period progressed, driving spread sector (non-Treasury) prices higher. For the six-month period ended June 30, 2009, the Barclays Capital U.S. Aggregate IndexD returned 1.90%.

Looking Ahead

Despite the market turmoil in 2009, we maintained our investment discipline and remained committed to our investments in the spread sectors. This patience was rewarded, as these securities significantly outperformed U.S. Treasuries during the reporting period.

Looking ahead, there continues to be uncertainties surrounding the economy. As such, we could experience periods of increased market volatility as investors seek to interpret incoming economic data. In such an environment, we believe it is extremely important to have a long-term perspective for your investment portfolio and remain focused on your ultimate financial goals.

Western Asset Management Company

July 31, 2009

The views expressed in this and subsequent commentaries reflect those solely of Western Asset Management Company (“Western Asset”) as of the date of the commentary and may differ from those of Legg Mason, Inc. or its affiliates. Any such views are subject to change at any time based on market or other conditions, and Western Asset and Legg Mason Investor Services, LLC disclaim any responsibility to update such views. These views are not intended to be a forecast of future events, a guarantee of future results or investment advice. Forecasts are inherently limited and should not be relied upon as an indication of actual or future performance. Because investment decisions for the Western Asset Funds are based on numerous factors, these views may not be relied upon as an indication of trading intent on behalf of any Western Asset or Legg Mason Fund. The information contained herein has been prepared from sources believed to be reliable, but is not guaranteed by Western Asset or Legg Mason Investor Services, LLC as to its accuracy or completeness.

Please note that an investor cannot invest directly in an index.

A

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

B

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

C	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.
D

The Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

The Investment Commentary is not a part of the Semi-Annual Report to Shareholders.

Investment Commentary

Performance Information

Western Asset Core Bond Portfolio

Total returns for the Fund for various periods ended June 30, 2009 are presented below, along with those of comparative indices:

		Average Annual Total Returns
	Six Months	One Year	Five Years	Ten Years	Since Inception
Western Asset Core Bond Portfolio:
Institutional Class	+8.53%	-0.78%	+2.27%	+5.06%	+6.91%
Financial Intermediary Class	+8.39%	-1.05%	+2.01%	N/A	+4.71%
Institutional Select Class	+8.52%	N/A	N/A	N/A	+0.84%
Barclays Capital U.S. Aggregate IndexA	+1.90%	+6.05%	+5.01%	+5.98%	+7.09%
Lipper Intermediate Investment Grade Debt Funds Category AverageB	+5.38%	+2.12%	+3.26%	+4.84%	+6.46%

The performance data quoted represent past performance and do not guarantee future results. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website at www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all fund expenses. Performance would have been lower if fees and expenses had not been waived and/or reimbursed in various periods. Performance figures for periods shorter than one year represent cumulative figures and are not annualized. Please note that the Institutional Select Class has been in existence for less than one year. Results for longer periods may differ, in some cases, substantially.

The inception dates of the Institutional, Financial Intermediary and Institutional Select Classes are September 4, 1990, July 22, 1999 and August 29, 2008, respectively. The Index inception return is for the period beginning September 4, 1990. The Lipper inception return is for the period beginning August 31, 1990. All Index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The gross expense ratios for the Institutional, Financial Intermediary and Institutional Select Classes were 0.49%, 0.83% and 0.48%, respectively, as indicated in the Fund’s most current prospectus dated July 1, 2009. These expenses include management fees, 12b-1 distribution fees and other expenses. As a result of contractual expense limitations, the ratio of expenses, other than interest, brokerage, taxes, deferred organizational expenses and extraordinary expenses, to average net assets will not exceed 0.75% for Financial Intermediary Class shares and 0.50% for Institutional Select Class shares until April 30, 2010.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

For the six months ended June 30, 2009, Institutional Class shares of Western Asset Core Bond Portfolio returned 8.53%. The Fund’s unmanaged benchmark, the Barclays Capital U.S. Aggregate Index, returned 1.90% over the same time frame. The Lipper Intermediate Investment Grade Debt Funds Category Average returned 5.38% for the same period.

A return to more normal market conditions, including improved liquidity and signs that the economy may be bottoming, caused investor risk aversion to decrease, triggering a strong rally in the spread sectors (non-Treasuries). Against this backdrop, the Fund significantly outperformed its benchmark during the reporting period.

The largest contributor to the Fund’s performance was its exposure to investment grade corporate bonds. In particular, the Fund’s holdings in the Financials sector were rewarded as their spreads substantially narrowed versus their historically wide levels that occurred during the financial crisis in 2008. In fact, returns for the April to May 2009 period were among the highest total

The Investment Commentary is not a part of the Semi-Annual Report to Shareholders.

Investment Commentary

returns ever in the U.S. corporate bond market, according to Barclays Capital. An allocation to U.S. Treasury Inflation-Protected Securities (“TIPS”)C was beneficial as fears of deflation were replaced with concerns about future inflation given the government’s massive stimulus program. Exposure to agency mortgage-backed securities was also rewarded. Marginally offsetting these strong results was the Fund’s underweight exposure to commercial mortgage-backed securities which advanced during the period.

The Fund employed U.S. Treasury and Eurodollar futures and options, as well as interest rate swaps/swaptions and credit default swaps during the reporting period, which had an overall negative impact on performance. With the exception of credit default swaps, these strategies were used to manage the portfolio’s durationD and yield curveE exposure. Treasury futures and options along with interest rate swaps were used to hedge duration in the front and intermediate part of the yield curve, while Eurodollar futures and options helped to manage interest rate risk at the front end of the yield curve. The strategies we used for interest rate management enhanced the Fund’s results. Credit default swaps were used to increase our exposure to the corporate and non-agency mortgage-backed sectors. Our credit default swaps used to adjust our corporate exposure were a slight contributor to performance. In contrast, credit default swaps used to adjust our non-agency exposure detracted from performance over the period.

There were several adjustments made to the Fund’s portfolio over the six-month period. We decreased our allocation to agency mortgage-backed securities and redeployed those assets into corporate securities, agency debentures and U.S. Treasuries. Overall, these changes positively contributed to the Fund’s performance.

Western Asset Management Company

July 21, 2009

Investment Risks: All investments are subject to risk including the loss of principal. Past performance is no guarantee of future results. Bonds are subject to a variety of risks, including interest rate, credit and inflation risk. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Mortgage-backed securities involve more risk, including prepayment and extension risks, than other investments in fixed-income securities. The Fund may use derivatives, such as options, futures and swaps, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

Please note that an investor cannot invest directly in an index.

A

The Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

B

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. The Lipper Intermediate Investment Grade Debt Funds Category Average is comprised of the Fund’s peer group of mutual funds.

C

U.S. Treasury Inflation-Protected Securities (“TIPS”) are inflation-indexed securities issued by the U.S. Treasury in five-year, ten-year and twenty-year maturities. The principal is adjusted to the Consumer Price Index, the commonly used measure of inflation. The coupon rate is constant, but generates a different amount of interest when multiplied by the inflation-adjusted principal.

D

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

E	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

The Investment Commentary is not a part of the Semi-Annual Report to Shareholders.

v

Investment Commentary

Performance Information—Continued

Western Asset Core Plus Bond Portfolio

Total returns for the Fund for various periods ended June 30, 2009 are presented below, along with those of comparative indices:

Average Annual Total Returns
	Six Months	One Year	Five Years	Ten Years	Since Inception
Western Asset Core Plus Bond Portfolio:
Institutional Class	+10.20%	+3.32%	+3.45%	+5.88%	+5.48%
Financial Intermediary Class	+10.08%	+3.08%	+3.17%	N/A	+4.49%
Institutional Select Class	+10.22%	N/A	N/A	N/A	+5.22%
Barclays Capital U.S. Aggregate IndexA	+1.90%	+6.05%	+5.01%	+5.98%	+5.70%
Lipper Intermediate Investment Grade Debt Funds Category AverageB	+5.38%	+2.12%	+3.26%	+4.84%	+4.56%

The performance data quoted represent past performance and do not guarantee future results. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website at www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all fund expenses. Performance would have been lower if fees and expenses had not been waived and/or reimbursed in various periods. Performance figures for periods shorter than one year represent cumulative figures and are not annualized. Please note that the Institutional Select Class has been in existence for less than one year. Results for longer periods may differ, in some cases, substantially.

The inception dates of the Institutional, Financial Intermediary and Institutional Select Classes are July 8, 1998, January 8, 2002 and August 4, 2008, respectively. The Index inception return is for the period beginning July 8, 1998. The Lipper inception return is for the period beginning June 30, 1998. All Index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The gross expense ratios for the Institutional, Financial Intermediary and Institutional Select Classes were 0.47%, 0.85% and 0.44%, respectively, as indicated in the Fund’s most current prospectus dated July 1, 2009. These expenses include management fees, 12b-1 distribution fees and other expenses. As a result of contractual expense limitations, the ratio of expenses, other than interest, brokerage, taxes, deferred organizational expenses and extraordinary expenses, to average net assets will not exceed 0.70% for Financial Intermediary Class shares and 0.45% for Institutional Select Class shares until April 30, 2010.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

For the six months ended June 30, 2009, Institutional Class shares of Western Asset Core Plus Bond Portfolio returned 10.20%. The Fund’s unmanaged benchmark, the Barclays Capital U.S. Aggregate Index, returned 1.90% over the same time frame. The Lipper Intermediate Investment Grade Debt Funds Category Average returned 5.38% for the same period.

While 2008 was largely characterized as being highly volatile, with several investor “flights to quality” due to the escalating financial crisis, conditions in the fixed-income markets largely stabilized over the first half of 2009. During this time, investor risk aversion declined, helping the spread sectors (non-Treasuries) to generate strong results. Given this environment, the Fund significantly outperformed its benchmark.

The largest contributor to the Fund’s performance was its exposure to investment grade corporate bonds. In particular, the Fund’s holdings in the Financials sector were rewarded as their spreads substantially narrowed versus their historically wide levels

The Investment Commentary is not a part of the Semi-Annual Report to Shareholders.

Investment Commentary

that occurred during the financial crisis in 2008. The Fund’s high-yield bond holdings—led by its securities in the Industrials and Financials sectors—also boosted the Fund’s performance. It’s interesting to note that returns for the April to May 2009 period were among the highest total returns ever in the U.S. corporate bond market, according to Barclays Capital. An allocation to U.S. Treasury Inflation-Protected Securities (“TIPS”)C was beneficial as fears of deflation were replaced with concerns about future inflation given the government’s massive stimulus program. The Fund also benefited from its exposure to agency mortgage-backed securities and from its holdings of non-U.S. bonds and emerging market debt.

Marginally offsetting these strong results were the Fund’s exposure to non-agency residential mortgage securities and an underweight to commercial mortgage-backed securities. A long durationD position also slightly detracted from performance, as did our agency debentures and asset-backed securities exposure.

The Fund employed U.S. Treasury and Eurodollar futures and options, as well as interest rate swaps/swaptions and credit default swaps during the reporting period, which had an overall positive impact on performance. With the exception of credit default swaps, these strategies were used to manage the portfolio’s duration and yield curveE exposure. Treasury futures and options along with interest rate swaps were used to hedge duration in the front and intermediate part of the yield curve, while Eurodollar futures and options helped to manage interest rate risk at the front end of the yield curve. The strategies we used for interest rate management enhanced the Fund’s results. Credit default swaps were used to increase our exposure to the corporate and non-agency mortgage-backed sectors. Our credit default swaps used to adjust our corporate exposure were a large contributor to performance. In contrast, credit default swaps used to adjust our non-agency exposure detracted from performance over the period.

There were several adjustments made to the Fund’s portfolio over the six-month period. We decreased the allocation to agency mortgage-backed securities and redeployed those assets into corporate securities, agency debentures and U.S. Treasuries. Overall, these changes positively contributed to the Fund’s performance.

Western Asset Management Company

July 21, 2009

Investment Risks: All investments are subject to risk including the loss of principal. Past performance is no guarantee of future results. Bonds are subject to a variety of risks, including interest rate, credit and inflation risk. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. The Fund may invest in high-yield bonds, which are rated below investment grade and carry more risk than higher-rated securities. Mortgage-backed securities involve more risk, including prepayment and extension risks, than other investments in fixed-income securities. Non-U.S. investments are subject to currency fluctuations, social, economic and political risk. These risks are magnified in emerging markets. The Fund may use derivatives, such as options, futures and swaps, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

Please note that an investor cannot invest directly in an index.

A

The Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

B

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. The Lipper Intermediate Investment Grade Debt Funds Category Average is comprised of the Fund’s peer group of mutual funds.

C

U.S. Treasury Inflation-Protected Securities (“TIPS”) are inflation-indexed securities issued by the U.S. Treasury in five-year, ten-year and twenty-year maturities. The principal is adjusted to the Consumer Price Index, the commonly used measure of inflation. The coupon rate is constant, but generates a different amount of interest when multiplied by the inflation-adjusted principal.

D

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

E	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

The Investment Commentary is not a part of the Semi-Annual Report to Shareholders.

Western Asset Funds, Inc.

Western Asset Core Bond Portfolio

Western Asset Core Plus Bond Portfolio

Semi-Annual Report to Shareholders

June 30, 2009

Semi-Annual Report to Shareholders

Expense Example (Unaudited)

Western Asset Core Bond Portfolio

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees on Financial Intermediary Class shares, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses for each Class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account if your shares were held for the entire period. The example are based on an investment of $1,000 invested on January 1, 2009 and held through June 30, 2009. The ending values assume dividends were reinvested at the time they were paid.

Hypothetical Examples for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples for the relevant classes that appear in the shareholder reports of other funds. Because the example is intended to be comparable to the examples provided by other funds, it is based on a hypothetical investment of $1,000 invested on January 1, 2009 and held through June 30, 2009 for each class. The ending values assume dividends were reinvested at the time they were paid.

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses PaidA During the Period 1/1/09 to 6/30/09
Institutional Class:
Actual	$1,000.00	$1,085.30	$2.53
Hypothetical (5% return before expenses)	1,000.00	1,022.36	2.46
Institutional Select Class:
Actual	$1,000.00	$1,085.20	$2.27
Hypothetical (5% return before expenses)	1,000.00	1,022.61	2.21
Financial Intermediary Class:
Actual	$1,000.00	$1,083.90	$3.88
Hypothetical (5% return before expenses)	1,000.00	1,021.08	3.76

A

These calculations are based on expenses incurred from January 1, 2009 to June 30, 2009. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratios of 0.49%, 0.44% and 0.75% for the Institutional Class, Institutional Select Class and Financial Intermediary Class, respectively, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal period then divided by 365.

Semi-Annual Report to Shareholders

Performance Information (Unaudited)

Western Asset Core Bond Portfolio

The graphs compare the Fund’s total returns to that of an appropriate broad-based securities market index. The graphs illustrate the cumulative total return of an initial $1,000,000 investment in the Institutional Class, Institutional Select Class and Financial Intermediary Class of the Fund, for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other investment management or administrative expenses.

Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Returns (and the graphs and tables found below) do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Bonds are subject to a variety of risks, including interest rate, credit and inflation risk. Non-U.S. investments are subject to currency fluctuations, social, economical and political risk.

Growth of a $1,000,000 Investment—Institutional Class

The performance data quoted represent past performance and do not guarantee future results. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all fund expenses. Performance would have been lower if fees had not been waived in various periods.

‡	Not annualized.

Semi-Annual Report to Shareholders

Growth of a $1,000,000 Investment—Institutional Select Class

The performance data quoted represent past performance and do not guarantee future results. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all fund expenses. Performance would have been lower if fees had not been waived in various periods.

‡	Not annualized.

Semi-Annual Report to Shareholders

Performance Information (Unaudited)—Continued

Growth of a $1,000,000 Investment—Financial Intermediary Class

The performance data quoted represent past performance and do not guarantee future results. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all fund expenses. Performance would have been lower if fees had not been waived in various periods.

‡	Not annualized.

Semi-Annual Report to Shareholders

Portfolio Composition (Unaudited) (as of June 30, 2009)A

Standard & Poor’s Debt RatingsB

(as a percentage of the portfolio)

Maturity Schedule

(as a percentage of the portfolio)

A

The pie charts above represent the composition of the Fund’s portfolio as of June 30, 2009 and do not include derivatives such as Futures Contracts, Options Written, and Swaps. The Fund is actively managed. As a result, the composition of the portfolio holdings and sectors are subject to change at any time.

B	Source: Standard & Poor’s. These ratings are the opinions of S&P and not absolute measures of quality or guarantees of performance.
C	Preferred stocks do not have defined maturity dates.

Semi-Annual Report to Shareholders

Spread Duration

Western Asset Core Bond Portfolio

June 30, 2009 (Unaudited)

Economic Exposure

Spread duration is defined as the change in value for a 100 basis point change in the spread relative to Treasuries. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. This chart highlights the market sector exposure of the Fund’s portfolio and the exposure relative to the selected benchmark as of the end of the reporting period.

ABS         — Asset Backed Securities

BABI        — Barclays Capital U.S. Aggregate Index

CMBS      — Commercial Mortgage Backed Securities

HY           — High Yield

IG Credit — Investment Grade Credit

MBS        — Mortgage Backed Securities

Semi-Annual Report to Shareholders

Effective Duration

Western Asset Core Bond Portfolio

June 30, 2009 (Unaudited)

Interest Rate Exposure

Effective duration is defined as the change in value for a 100 basis point change in Treasury yields. This chart highlights the interest rate exposure of the Fund’s portfolio relative to the selected benchmark as of the end of the reporting period.

ABS         — Asset Backed Securities

BABI        — Barclays Capital U.S. Aggregate Index

CMBS      — Commercial Mortgage Backed Securities

HY           — High Yield

IG Credit — Investment Grade Credit

MBS        — Mortgage Backed Securities

Semi-Annual Report to Shareholders

Portfolio of Investments

Western Asset Core Bond Portfolio

June 30, 2009 (Unaudited)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Long-Term Securities	104.7%

Corporate Bonds and Notes	29.2%

Aerospace and Defense	N.M.
United Technologies Corp.		5.400%	5/1/35	$1,460,000	$1,426,426

Airlines	1.7%
Continental Airlines Inc.		6.900%	1/2/18	2,392,508	2,081,482
Continental Airlines Inc.		6.820%	5/1/18	548,237	433,107
Continental Airlines Inc.		6.545%	2/2/19	4,183,620	3,869,849
Continental Airlines Inc.		5.983%	4/19/22	4,000,000	3,300,000
Continental Airlines Inc.		6.703%	12/15/22	3,305,517	2,776,634
Delta Air Lines Inc.		7.379%	5/18/10	607,713	592,520
Delta Air Lines Inc.		7.570%	11/18/10	7,136,000	6,814,880
Delta Air Lines Inc.		7.111%	9/18/11	15,600,000	14,508,000
Delta Air Lines Inc.		6.821%	8/10/22	10,525,888	8,736,487
Northwest Airlines Corp.		7.575%	3/1/19	5,147,144	3,860,358
Northwest Airlines Inc.		1.535%	5/20/14	2,374,363	1,780,772	A
Southwest Airlines Co.		5.125%	3/1/17	2,640,000	2,268,895
US Airways Pass-Through Trust		6.850%	1/30/18	10,063,668	7,346,478

					58,369,462

Automobiles	N.M.
DaimlerChrysler NA Holding Corp.		5.875%	3/15/11	700,000	711,637
General Motors Corp.		9.450%	11/1/11	160,000	26,400	B
General Motors Corp.		9.400%	7/15/21	43,000	5,160	B
General Motors Corp.		8.100%	6/15/24	23,000	2,702	B
General Motors Corp.		0.000%	3/15/36	567,000	31,185	B,C

					777,084

Building Products	0.2%
Masco Corp.		7.125%	8/15/13	3,320,000	2,947,772
Masco Corp.		6.125%	10/3/16	4,120,000	3,459,135

					6,406,907

Capital Markets	1.1%
Goldman Sachs Capital II		5.793%	12/29/49	770,000	469,277	C
Lehman Brothers Holdings Capital Trust VII		5.857%	11/29/49	1,300,000	130	B,C
Lehman Brothers Holdings Inc.		6.200%	9/26/14	4,370,000	644,575	B
Lehman Brothers Holdings Inc.		6.500%	7/19/17	11,920,000	1,192	B
Lehman Brothers Holdings Inc.		6.750%	12/28/17	29,990,000	2,999	B
Merrill Lynch and Co. Inc.		6.110%	1/29/37	3,510,000	2,710,966
Morgan Stanley		4.750%	4/1/14	3,070,000	2,899,891

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Capital Markets—Continued
Morgan Stanley		1.557%	10/18/16	$4,040,000	$3,267,613	A
The Bear Stearns Cos. Inc.		6.400%	10/2/17	17,120,000	17,150,388
The Goldman Sachs Group Inc.		5.625%	1/15/17	9,935,000	9,442,353

					36,589,384

Commercial Banks	1.2%
Bank One Corp.		7.875%	8/1/10	4,500,000	4,718,056
Bank One Corp.		5.900%	11/15/11	2,000,000	2,094,570
HBOS Treasury Services PLC		5.250%	2/21/17	2,500,000	2,068,737	D
SunTrust Capital VIII		6.100%	12/15/36	14,970,000	9,724,213	C
Wachovia Capital Trust III		5.800%	3/15/49	6,130,000	3,678,000	C
Wachovia Corp.		5.750%	6/15/17	16,100,000	15,883,600
Wells Fargo Capital X		5.950%	12/15/36	1,890,000	1,398,600

					39,565,776

Commercial Services and Supplies	0.4%
Waste Management Inc.		6.375%	11/15/12	2,530,000	2,686,569
Waste Management Inc.		5.000%	3/15/14	3,440,000	3,361,121
Waste Management Inc.		7.125%	12/15/17	6,000,000	5,982,732

					12,030,422

Communications Equipment	0.2%
Motorola Inc.		8.000%	11/1/11	5,600,000	5,637,509

Consumer Finance	3.3%
American Express Co.		6.800%	9/1/66	4,460,000	3,211,200	C
American General Finance Corp.		6.900%	12/15/17	4,070,000	2,203,832
Capital One Financial Corp.		6.150%	9/1/16	3,170,000	2,805,545
Ford Motor Credit Co.		7.375%	10/28/09	50,175,000	49,744,900
Ford Motor Credit Co.		7.875%	6/15/10	6,310,000	5,993,648
Ford Motor Credit Co.		7.375%	2/1/11	6,435,000	5,825,445
Ford Motor Credit Co.		7.250%	10/25/11	5,910,000	5,111,783
GMAC LLC		7.750%	1/19/10	3,493,000	3,405,675	D
GMAC LLC		7.250%	3/2/11	519,000	474,885	D
GMAC LLC		7.500%	12/31/13	1,449,000	1,122,975	D
GMAC LLC		0.000%	6/15/15	220,000	94,600	E
GMAC LLC		8.000%	12/31/18	1,207,000	766,445	D
SLM Corp.		5.375%	5/15/14	3,000,000	2,411,130
SLM Corp.		5.625%	8/1/33	42,895,000	26,409,508

					109,581,571

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Diversified Financial Services	4.0%
Air 2 US		8.027%	10/1/19	$8,610,007	$6,113,105	D
BAC Capital Trust XIV		5.630%	12/31/49	500,000	250,000	C
Citigroup Inc.		8.500%	5/22/19	2,420,000	2,461,719
Citigroup Inc.		6.125%	8/25/36	2,000,000	1,489,332
Citigroup Inc.		5.875%	5/29/37	17,000,000	13,283,426
Citigroup Inc.		6.875%	3/5/38	17,330,000	15,305,267
General Electric Capital Corp.		2.125%	12/21/12	21,370,000	21,222,953
General Electric Capital Corp.		6.875%	1/10/39	23,700,000	21,332,678
General Electric Capital Corp.		6.375%	11/15/67	22,960,000	15,319,394	C
HSBC Finance Corp.		8.000%	7/15/10	690,000	716,344
HSBC Finance Corp.		7.000%	5/15/12	700,000	721,678
HSBC Finance Corp.		6.375%	11/27/12	440,000	447,544
ILFC E-Capital Trust I		5.900%	12/21/65	10,600,000	3,922,000	C,D
ILFC E-Capital Trust II		6.250%	12/21/65	4,160,000	1,539,200	C,D
J.P. Morgan and Co. Inc.		0.000%	2/15/12	2,000,000	1,732,640	A
JPMorgan Chase and Co.		2.125%	12/26/12	8,450,000	8,407,260
JPMorgan Chase and Co.		5.750%	1/2/13	3,770,000	3,887,914
JPMorgan Chase and Co.		6.125%	6/27/17	7,855,000	7,761,046
Liberty Media LLC		3.750%	2/15/30	290,000	104,400	F
PHH Corp.		7.125%	3/1/13	5,010,000	4,003,291
TNK-BP Finance SA		7.875%	3/13/18	1,435,000	1,183,875	D
Unilever Capital Corp.		7.125%	11/1/10	1,730,000	1,847,145

					133,052,211

Diversified Telecommunication Services	0.9%
AT&T Inc.		5.100%	9/15/14	4,960,000	5,152,389
AT&T Inc.		6.550%	2/15/39	14,610,000	14,584,023
BellSouth Corp.		4.750%	11/15/12	440,000	455,543
BellSouth Corp.		5.200%	9/15/14	4,270,000	4,445,228
CenturyTel Inc.		6.000%	4/1/17	4,120,000	3,718,300
Verizon Global Funding Corp.		7.250%	12/1/10	2,220,000	2,363,727
Verizon Global Funding Corp.		7.375%	9/1/12	5,000	5,594

					30,724,804

Electric Utilities	0.7%
Exelon Corp.		5.625%	6/15/35	345,000	277,705
FirstEnergy Corp.		6.450%	11/15/11	290,000	302,690
FirstEnergy Corp.		7.375%	11/15/31	10,610,000	10,014,333
Pacific Gas and Electric Co.		6.050%	3/1/34	940,000	975,191
Pacific Gas and Electric Co.		5.800%	3/1/37	7,330,000	7,366,635

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Electric Utilities—Continued
Progress Energy Inc.		7.100%	3/1/11	$1,488,000	$1,582,571
The Cleveland Electric Illuminating Co.		5.700%	4/1/17	630,000	613,781
The Detroit Edison Co.		6.125%	10/1/10	920,000	953,204

					22,086,110

Food and Staples Retailing	1.5%
CVS Lease Pass-Through Trust		6.117%	1/10/13	3,181,297	3,080,135	D
CVS Lease Pass-Through Trust		6.036%	12/10/28	34,463,106	29,445,967	D,G
The Kroger Co.		6.400%	8/15/17	580,000	614,904
The Kroger Co.		6.150%	1/15/20	850,000	868,473
Wal-Mart Stores Inc.		5.800%	2/15/18	9,150,000	9,967,498
Wal-Mart Stores Inc.		6.200%	4/15/38	5,410,000	5,813,916

					49,790,893

Food Products	0.3%
General Mills Inc.		5.700%	2/15/17	3,580,000	3,768,505
Sara Lee Corp.		6.250%	9/15/11	5,500,000	5,813,054

					9,581,559

Gas Utilities	0.2%
Southern Natural Gas Co.		8.000%	3/1/32	7,390,000	7,819,470

Health Care Providers and Services	1.9%
AmerisourceBergen Corp.		5.625%	9/15/12	3,520,000	3,470,470
AmerisourceBergen Corp.		5.875%	9/15/15	3,050,000	2,907,092
Cardinal Health Inc.		5.800%	10/15/16	3,530,000	3,416,853
Cardinal Health Inc.		5.850%	12/15/17	12,985,000	12,146,494
HCA Inc.		5.750%	3/15/14	35,430,000	28,344,000
Tenet Healthcare Corp.		7.375%	2/1/13	6,584,000	5,925,600
Tenet Healthcare Corp.		9.000%	5/1/15	1,250,000	1,259,375	D
Tenet Healthcare Corp.		10.000%	5/1/18	1,250,000	1,312,500	D
WellPoint Inc.		5.875%	6/15/17	900,000	880,835
WellPoint Inc.		7.000%	2/15/19	2,780,000	2,873,872

					62,537,091

Hotels, Restaurants and Leisure	0.2%
Marriott International Inc.		5.810%	11/10/15	4,400,000	3,853,260
Starwood Hotels and Resorts Worldwide Inc.		7.875%	5/1/12	3,050,000	2,806,000

					6,659,260

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Household Durables	0.1%
Pulte Homes Inc.		8.125%	3/1/11	$3,480,000	$3,497,400

Independent Power Producers and Energy Traders	0.2%
TXU Corp.		6.500%	11/15/24	1,090,000	546,178
TXU Corp.		6.550%	11/15/34	9,930,000	4,773,937

					5,320,115

Industrial Conglomerates	0.7%
Tyco International Ltd./Tyco International Finance SA		7.000%	12/15/19	3,380,000	3,325,660
Tyco International Ltd./Tyco International Finance SA		6.875%	1/15/21	22,895,000	21,649,832

					24,975,492

Insurance	2.2%
American International Group Inc.		5.850%	1/16/18	2,370,000	1,253,846
American International Group Inc.		6.250%	3/15/37	12,690,000	3,140,775
ASIF Global Financing XIX		4.900%	1/17/13	1,210,000	1,029,385	D
Marsh and McLennan Cos. Inc.		5.150%	9/15/10	3,070,000	3,076,582
MetLife Inc.		6.400%	12/15/36	46,870,000	33,512,050
The Travelers Cos. Inc.		6.250%	3/15/37	37,460,000	30,191,411	C

					72,204,049

Leisure Equipment and Products	0.3%
Eastman Kodak Co.		7.250%	11/15/13	15,200,000	9,272,000

Media	1.7%
CBS Corp.		7.625%	1/15/16	2,750,000	2,592,381
Comcast Corp.		6.500%	1/15/15	1,200,000	1,272,822
Comcast Corp.		6.500%	1/15/17	1,500,000	1,591,295
Comcast Corp.		6.950%	8/15/37	3,130,000	3,263,585
Cox Communications Inc.		7.875%	8/15/09	9,640,000	9,697,753
News America Inc.		6.200%	12/15/34	105,000	89,638
News America Inc.		6.650%	11/15/37	700,000	629,661
Reed Elsevier Capital Inc.		8.625%	1/15/19	4,740,000	5,385,474
Time Warner Cable Inc.		6.200%	7/1/13	6,470,000	6,817,077
Time Warner Cable Inc.		8.750%	2/14/19	1,180,000	1,374,632
Time Warner Cable Inc.		8.250%	4/1/19	8,630,000	9,791,745
Time Warner Cable Inc.		6.750%	6/15/39	2,950,000	2,871,208

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Media—Continued
Viacom Inc.		5.750%	4/30/11	$8,580,000	$8,783,878
Viacom Inc.		6.250%	4/30/16	3,400,000	3,349,544

					57,510,693

Multi-Utilities	0.1%
Dominion Resources Inc.		5.125%	12/15/09	50,000	50,633
Dominion Resources Inc.		4.750%	12/15/10	570,000	585,825
Dominion Resources Inc.		5.700%	9/17/12	2,050,000	2,180,583

					2,817,041

Multiline Retail	0.1%
Target Corp.		4.000%	6/15/13	4,445,000	4,408,680

Oil, Gas and Consumable Fuels	3.9%
Anadarko Petroleum Corp.		5.950%	9/15/16	14,503,000	14,309,008
Anadarko Petroleum Corp.		6.450%	9/15/36	1,325,000	1,191,064
Conoco Inc.		6.950%	4/15/29	2,780,000	2,995,492
ConocoPhillips		6.500%	2/1/39	10,660,000	11,346,856
El Paso Natural Gas Co.		8.375%	6/15/32	3,610,000	3,926,712
Hess Corp.		8.125%	2/15/19	5,610,000	6,386,727
Hess Corp.		7.875%	10/1/29	3,840,000	4,165,041
Hess Corp.		7.300%	8/15/31	8,695,000	8,975,353
KazMunaiGaz Exploration Production-GDR		8.375%	7/2/13	5,830,000	5,378,175	D
Kerr-McGee Corp.		6.875%	9/15/11	17,000,000	17,929,322
Kerr-McGee Corp.		6.950%	7/1/24	650,000	603,119
Kinder Morgan Energy Partners LP		7.125%	3/15/12	4,650,000	4,972,240
Kinder Morgan Energy Partners LP		5.000%	12/15/13	3,180,000	3,129,018
Kinder Morgan Energy Partners LP		6.000%	2/1/17	990,000	982,144
Kinder Morgan Energy Partners LP		6.950%	1/15/38	410,000	397,163
Pemex Project Funding Master Trust		6.625%	6/15/35	14,213,000	12,854,692
Sonat Inc.		7.625%	7/15/11	5,000,000	4,899,160
Tennessee Gas Pipeline Co.		8.375%	6/15/32	1,110,000	1,207,383
The Williams Cos. Inc.		8.125%	3/15/12	3,240,000	3,357,774
The Williams Cos. Inc.		7.500%	1/15/31	7,262,000	6,390,560
The Williams Cos. Inc.		8.750%	3/15/32	3,240,000	3,256,200
XTO Energy Inc.		7.500%	4/15/12	10,379,000	11,497,316
XTO Energy Inc.		6.750%	8/1/37	320,000	334,065

					130,484,584

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Paper and Forest Products	0.1%
Weyerhaeuser Co.		6.750%	3/15/12	$2,775,000	$2,775,999

Pharmaceuticals	0.4%
Roche Holdings Inc.		6.000%	3/1/19	4,330,000	4,616,997	D
Wyeth		5.950%	4/1/37	9,750,000	10,086,648

					14,703,645

Real Estate Investment Trusts (REITs)	0.1%
Health Care Property Investors Inc.		6.450%	6/25/12	3,550,000	3,454,913

Specialty Retail	0.7%
Autozone Inc.		6.950%	6/15/16	5,620,000	5,763,001
Home Depot Inc.		4.625%	8/15/10	1,380,000	1,405,938
Home Depot Inc.		5.250%	12/16/13	2,740,000	2,815,208
Home Depot Inc.		5.400%	3/1/16	4,250,000	4,242,439
Limited Brands Inc.		6.125%	12/1/12	9,420,000	9,044,877

					23,271,463

Thrifts and Mortgage Finance	0.5%
Countrywide Financial Corp.		6.250%	5/15/16	18,400,000	16,324,020

Wireless Telecommunication Services	0.3%
Sprint Capital Corp.		8.375%	3/15/12	7,935,000	7,815,975
Sprint Capital Corp.		6.900%	5/1/19	230,000	190,325
Sprint Capital Corp.		8.750%	3/15/32	1,050,000	845,250

					8,851,550

Total Corporate Bonds and Notes (Cost—$1,129,756,972)					972,507,583
Asset-Backed Securities	3.8%

Fixed Rate Securities	0.8%
Conseco Finance Securitizations Corp. 2000-5		7.960%	2/1/32	3,550,683	2,099,297
Drive Auto Receivables Trust 2006-2 A3		5.330%	4/15/14	20,143,133	18,983,398	D
E-Trade RV and Marine Trust A3-1		3.620%	10/8/18	133,986	130,508
Equity One ABS Inc. 2003-3		4.995%	12/25/33	4,068,582	2,728,029
Green Tree Financial Corp. 1996-5		8.100%	7/15/26	407,940	46,988
Patrons’ Legacy 2003-IV		5.775%	12/23/63	5,800,000	4,654,119	D,H

					28,642,339

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Asset-Backed Securities—Continued

Indexed SecuritiesA	3.0%
Amortizing Residential Collateral Trust 2005-BC5 M1		1.349%	7/25/32	$2,354,520	$1,452,318
Asset-Backed Funding Certificates 2002-SB1		0.744%	12/25/30	1,185,315	746,027
Bear Stearns Asset Backed Securities Trust 2007-HE6 1A1		1.564%	8/25/37	9,546,498	5,044,550
Brazos Higher Education Authority Inc. 2005-1		1.252%	9/26/16	2,597,029	2,397,603
CDC Mortgage Capital Trust 2002-HE1		0.934%	1/25/33	457,551	328,016
CIT Group Home Equity Loan Trust 2002-1		0.604%	3/25/33	278,463	246,369
Citigroup Mortgage Loan Trust Inc. 2007-SHL1 A		0.714%	11/25/46	4,418,853	1,653,093	D
Countrywide Asset-Backed Certificates 2003-BC3		0.934%	9/25/33	467,213	256,584
Fleet Home Equity Loan Trust 2003-1		0.565%	1/20/33	1,586,276	958,550
GMAC Mortgage Corp. Loan Trust 2004-VF1 A1		1.064%	2/25/31	44,652,684	17,575,801	D
GMAC Mortgage Corp. Loan Trust 2005-HE3 A1VN		0.569%	2/25/36	19,770,568	5,155,153	H
GSAMP Trust 2006-S4		0.404%	5/25/36	1,649,779	206,430
Lehman XS Trust 2005-5N		0.614%	11/25/35	7,394,189	3,093,003
Lehman XS Trust 2006-2N 1A1		0.574%	2/25/46	13,950,646	5,842,765
Lehman XS Trust 2006-GP4		0.384%	8/25/46	1,594,848	1,292,332
Long Beach Mortgage Loan Trust 2000-1		0.835%	1/21/31	186,033	122,057
Long Beach Mortgage Loan Trust 2006-9 2A3		0.474%	10/25/36	3,200,000	763,562
Merrill Lynch Mortgage Investors Trust 2007-SD1 A1		0.764%	2/25/47	41,436,928	21,893,769
MSDWCC Heloc Trust 2005-1		0.504%	7/25/17	1,450,276	607,525
Provident Bank Home Equity Loan Trust 1999-3		1.094%	1/25/31	602,389	216,951
RAAC 2007-SP3 A1		1.514%	9/25/37	817,744	506,961
Residential Asset Mortgage Products Inc. 2003-RS2		0.994%	3/25/33	149,081	66,189
Residential Asset Securities Corp. 2001-KS2		0.774%	6/25/31	243,758	148,941
Residential Asset Securities Corp. 2001-KS3 AII		0.774%	9/25/31	93,452	56,604
SACO I Trust 2005-10 1A		0.574%	6/25/36	3,714,999	1,019,111
SACO I Trust 2005-8 A1		0.594%	11/25/20	1,054,764	426,935

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Asset-Backed Securities—Continued

Indexed Securities—Continued
Securitized Asset Backed Receivables LLC Trust 2007-BR2 A2		0.544%	2/25/37	$43,130,928	$17,069,535
SLM Student Loan Trust 2006-5		1.082%	7/25/17	10,506,775	10,499,898

					99,646,632

Total Asset-Backed Securities (Cost—$246,983,365)					128,288,971
Mortgage-Backed Securities	19.3%

Fixed Rate Securities	7.4%
Banc of America Commercial Mortgage Inc. 2006-3 A4		5.889%	7/10/44	20,000,000	15,880,860
Banc of America Commercial Mortgage Inc. 2007-5 A3		5.620%	2/10/51	3,710,000	2,782,823
Citicorp Mortgage Securities Inc. 2003-7 A1		4.750%	8/25/18	5,909,414	5,645,248
Commercial Mortgage Asset Trust 1999-C1 A3		6.640%	1/17/32	692,049	695,884
Countrywide Alternative Loan Trust 2003-20CB 1A1		5.500%	10/25/33	9,050,881	7,532,030
Credit Suisse Mortgage Capital Certificates 2006-C5 A3		5.311%	12/15/39	14,800,000	10,143,560
GE Capital Commercial Mortgage Corp. 2007-C1 A4		5.543%	12/10/49	1,330,000	918,769
GMAC Commercial Mortgage Securities Inc 2006-C1 A4		5.238%	11/10/45	3,800,000	3,147,247
GS Mortgage Securities Corp. II 2005-GG4		4.680%	7/10/39	12,900,000	12,418,551
GSR Mortgage Loan Trust 2005-4F 1A1		4.500%	4/25/20	5,857,573	5,505,204
JP Morgan Chase Commercial Mortgage Securities Corp. 2007-LDPX A3		5.420%	5/15/49	31,000,000	22,818,774
LB-UBS Commercial Mortgage Trust 2005-C3 AAB		4.664%	7/15/30	15,000,000	14,419,006
LB-UBS Commercial Mortgage Trust 2005-C5		4.954%	9/15/30	9,730,000	8,336,805
MASTR Reperforming Loan Trust 2005-1		6.500%	8/25/34	915,128	947,014	D
MASTR Reperforming Loan Trust 2005-1 1A3		7.000%	8/25/34	7,448,527	8,193,380	D
Morgan Stanley Capital I 2005-HQ6		4.989%	8/13/42	8,370,000	7,150,768
Prime Mortgage Trust 2006-DR1 1A1		5.500%	5/25/35	21,630,064	20,474,208	D
Prime Mortgage Trust 2006-DR1 1A2		6.000%	5/25/35	9,704,310	9,300,974	D
Prime Mortgage Trust 2006-DR1 2A2		6.000%	5/25/35	40,806,213	28,353,944	D
Residential Accredit Loans Inc. 2007-QS4 3A9		6.000%	3/25/37	8,300,000	3,606,743

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Mortgage-Backed Securities—Continued

Fixed Rate Securities—Continued
Residential Asset Mortgage Products Inc. 2005-SL2		7.500%	2/25/32	$2,983,825	$1,611,265	H
Residential Asset Securitization Trust 2003-A14		4.750%	2/25/19	33,913,996	33,394,688
Structured Asset Securities Corp. 2003-29 1A1		4.750%	9/25/18	19,839,243	19,733,847
WaMu Mortgage Pass-Through Certificates 2003-S7 A1		4.500%	8/25/18	3,532,247	3,461,051

					246,472,643

Indexed SecuritiesA	8.1%
American Home Mortgage Assets 2006-4		0.524%	10/25/46	886,862	287,859
American Home Mortgage Investment Trust 2006-2 1A1		0.394%	6/25/46	1,367,251	1,136,230
Amortizing Residential Collateral Trust 2002-BC1M		0.594%	1/1/32	1,684,161	757,872
Banc of America Funding Corp. 2005-E		3.433%	6/20/35	11,091,636	4,575,029
Bear Stearns Adjustable Rate Mortgage Trust 2004-9 24A1		5.448%	11/25/34	14,789,009	13,163,370
Bear Stearns Mortgage Funding Trust 2007-AR5 1A1A		0.484%	6/25/47	7,161,000	2,894,491
Citigroup Mortgage Loan Trust Inc. 2005-HE2		0.714%	5/25/35	2,139,033	1,280,532	D
Countrywide Alternative Loan Trust 2005-14		0.524%	5/25/35	6,393,093	2,878,509
Countrywide Alternative Loan Trust 2005-17 1A1		0.574%	7/25/35	8,115,686	3,778,426
Countrywide Alternative Loan Trust 2005-17 2A1		0.554%	7/25/35	17,299,411	7,227,668
Countrywide Alternative Loan Trust 2005-38 A3		0.664%	9/25/35	5,347,117	2,432,520
Countrywide Alternative Loan Trust 2005-56 3A1		0.604%	11/25/35	743,322	324,843
Countrywide Alternative Loan Trust 2005-59 1A1		0.644%	11/20/35	2,294,808	1,036,439
Countrywide Alternative Loan Trust 2005-85CB 2A5		1.414%	2/25/36	7,996,365	2,306,580
Countrywide Alternative Loan Trust 2006-0A7		0.524%	6/25/46	10,396,009	3,971,147
Countrywide Alternative Loan Trust 2006-OA2 A1		0.525%	5/20/46	4,909,622	1,957,905

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Mortgage-Backed Securities—Continued

Indexed Securities—Continued
Countrywide Home Loans 2005-03 1A2		0.604%	4/25/35	$9,002,154	$4,038,219
Countrywide Home Loans 2005-09 1A1		0.614%	5/25/35	8,918,983	3,995,046
Countrywide Home Loans 2005-09 2A1		0.534%	5/25/35	4,887,484	2,097,436
Deutsche Mortgage Securities Inc. 2004-4 7AR2		0.764%	6/25/34	1,958,803	1,411,909
Downey Savings and Loan Association Mortgage Loan Trust 2005-AR6		0.603%	10/19/45	3,349,164	1,483,877
First Horizon Alternative Mortgage Securities 2006-FA8 1A8		0.684%	2/25/37	4,038,893	1,787,893
GMAC Mortgage Corp. Loan Trust 2004-AR2 3A		4.490%	8/19/34	27,244,061	23,720,071
Greenpoint Mortgage Funding Trust 2005-AR1		0.534%	6/25/45	6,540,755	2,781,403
Greenpoint Mortgage Funding Trust 2005-AR4		0.574%	10/25/45	1,260,383	625,951
Greenpoint Mortgage Funding Trust 2006-AR4		0.414%	9/25/46	19,183,425	15,409,120
Greenpoint Mortgage Funding Trust 2006-AR5		0.394%	10/25/46	23,901,917	18,617,710
GSMPS Mortgage Loan Trust 2005-RP2		0.664%	3/25/35	14,014,884	12,733,434	D
Harborview Mortgage Loan Trust 2005-7		3.477%	6/19/45	13,235,900	5,295,407	H
Harborview Mortgage Loan Trust 2006-14 2A1A		0.463%	3/19/38	703,753	270,763
Harborview Mortgage Loan Trust 2006-9 2A1A		0.523%	11/19/36	852,194	330,430
Harborview Mortgage Loan Trust 2007-7 2A1A		1.314%	11/25/47	53,486,315	20,299,116
Impac Secured Assets Corp. 2005-2		0.634%	3/25/36	1,153,781	474,169
Impac Secured Assets Corp. 2006-2 2A1		0.664%	8/25/36	2,537,725	1,406,758
IndyMac Inda Mortgage Loan Trust 2007-AR7 1A1		6.142%	11/25/37	6,773,151	4,418,445
Luminent Mortgage Trust 2007-2 2A1		0.544%	5/25/37	357,584	146,609
MASTR Adjustable Rate Mortgages Trust 2007-3 22A2		0.524%	5/25/47	34,908,000	14,490,464
Medallion Trust 2003-1G		0.799%	12/21/33	1,326,617	1,057,892	H
Merrill Lynch Mortgage Investors Inc. 2005-A3 A1		0.584%	4/25/35	630,293	365,087
MLCC Mortgage Investors Inc. 2003-B		0.654%	4/25/28	1,720,071	1,367,922
MLCC Mortgage Investors Inc. 2006-1 1A		4.677%	2/25/36	599,570	520,271	H

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Mortgage-Backed Securities—Continued

Indexed Securities—Continued
Residential Accredit Loans Inc. 2006-QO10 A1		0.474%	1/25/37	$15,694,034	$6,314,732
Structured Adjustable Rate Mortgage Loan Trust 2005-19XS		0.634%	10/25/35	1,374,415	619,031
Structured Asset Mortgage Investments Inc. 2006-AR6		0.504%	7/25/46	15,295,845	5,356,411
Structured Asset Mortgage Investments Inc. 2006-AR7 A1A		0.524%	8/25/36	33,603,616	13,841,555
WaMu Alternative Mortgage Pass-Through Certificates 2007-OA4 A1A		2.100%	4/25/47	22,781,891	9,108,168
WaMu Mortgage Pass-Through Certificates 2005-AR06 2A1A		0.544%	4/25/45	8,177,820	4,188,700
WaMu Mortgage Pass-Through Certificates 2005-AR08 1A1A		0.584%	7/25/45	8,810,768	4,169,861
WaMu Mortgage Pass-Through Certificates 2005-AR11		0.634%	8/25/45	22,585,231	12,249,247
WaMu Mortgage Pass-Through Certificates 2005-AR13 A1A1		0.604%	10/25/45	13,597,783	7,113,826
WaMu Mortgage Pass-Through Certificates 2005-AR13 B10		1.514%	10/25/45	3,720,359	48,974	D
WaMu Mortgage Pass-Through Certificates 2005-AR17 A1A2		0.604%	12/25/45	8,320,411	3,689,645
WaMu Mortgage Pass-Through Certificates 2005-AR19 A1A1		0.584%	12/25/45	16,301,494	7,636,298
WaMu Mortgage Pass-Through Certificates 2005-AR19 A1A2		0.604%	12/25/45	16,458,844	7,691,728

					271,182,998

Stripped Securities	N.M.
FFCA Secured Lending Corp. 1999-1A		1.283%	9/18/25	2,685,957	61,807	D,G,I1
LB-UBS Commercial Mortgage Trust 2001-C3 X		1.144%	6/15/36	15,282,068	231,016	D,G,I1
Structured Mortgage Asset Residential Trust 1991-8		0.014%	1/25/23	557,396	62	G,I1

					292,885

Variable Rate SecuritiesJ	3.8%
Banc of America Commercial Mortgage Inc. 2005-5 A4		5.115%	10/10/45	10,000	8,538

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Mortgage-Backed Securities—Continued

Variable Rate Securities—Continued
Citigroup Mortgage Loan Trust Inc. 2005-5 3A2A		5.625%	10/25/35	$4,199,897	$2,842,931
Credit Suisse Mortgage Capital Certificates 2006-C1 A4		5.609%	2/15/39	4,180,000	3,381,719
Credit Suisse Mortgage Capital Certificates A3-C2		5.846%	3/15/39	32,000,000	22,866,806
Deutsche Mortgage Securities Inc. 2005-WF1 1A3		5.119%	6/26/35	11,730,000	7,587,980	D
GE Capital Commercial Mortgage Corp. 2005-C4		5.513%	11/10/45	10,000	8,416
Greenwich Capital Commercial Funding Corp. 2006-GG7		6.115%	7/10/38	8,370,000	6,865,767
IndyMac INDX Mortgage Loan Trust 2005-AR15		5.099%	9/25/35	6,285,104	3,885,756
JP Morgan Chase Commercial Mortgage Securities Corp. 2005-CB13		5.457%	1/12/43	3,420,000	2,940,540
JP Morgan Chase Commercial Mortgage Securities Corp. 2007-CB20 A4		5.794%	2/12/51	30,000,000	22,410,456
JP Morgan Mortgage Trust 2004-A3 3A3		4.959%	7/25/34	3,600,000	2,008,567
JP Morgan Mortgage Trust 2007-A2 4A2		6.036%	4/25/37	11,550,000	6,435,601
MASTR Adjustable Rate Mortgages Trust 2004-15		5.372%	12/25/34	150,652	98,978
Merrill Lynch Mortgage Investors Inc. 1998-C1 A3		6.720%	11/15/26	2,465,126	2,450,194
Merrill Lynch Mortgage Investors Inc. 2006-A1 1A1		5.802%	3/25/36	1,682,925	914,389
Morgan Stanley Mortgage Loan Trust 2005-3AR		4.149%	7/25/35	2,924,402	1,687,125
Thornburg Mortgage Securities Trust 2007-4 2A1		6.207%	9/25/37	21,296,854	15,391,944
Thornburg Mortgage Securities Trust 2007-4 3A1		6.220%	9/25/37	20,997,153	13,495,072
Wachovia Bank Commercial Mortgage Trust 2005-C20		5.118%	7/15/42	4,000,000	3,370,428
WaMu Mortgage Pass Through Certificates 2005-AR4		4.668%	4/25/35	2,500,000	1,386,303
WaMu Mortgage Pass-Through Certificates 2007-HY7 2A3		5.805%	7/25/37	13,000,000	6,519,677

					126,557,187

Total Mortgage-Backed Securities (Cost—$961,474,991)					644,505,713

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

U.S. Government and Agency Obligations	12.5%

Fixed Rate Securities	7.1%
Fannie Mae		6.250%	2/1/11	$3,260,000	$3,428,835	K
Fannie Mae		5.250%	8/1/12	2,610,000	2,712,051	K
Freddie Mac		5.300%	5/12/20	53,095,000	54,016,623	K,S
Freddie Mac		5.625%	11/23/35	12,290,000	12,612,613	K,S
Tennessee Valley Authority		7.125%	5/1/30	2,450,000	2,963,486
United States Treasury Bonds		4.500%	5/15/38	4,297,000	4,435,982
United States Treasury Bonds		3.500%	2/15/39	12,188,000	10,538,842
United States Treasury Notes		2.250%	5/31/14	4,780,000	4,715,757
United States Treasury Notes		2.625%	6/30/14	132,980,000	133,396,227
United States Treasury Notes		2.750%	2/15/19	8,590,000	8,045,050
United States Treasury Notes		3.125%	5/15/19	7,000	6,770

					236,872,236

Stripped Securities	0.2%
United States Treasury Notes		0.000%	5/15/18	7,530,000	5,447,684	I2

Treasury Inflation-Protected SecuritiesL	5.2%
United States Treasury Inflation-Protected Security		2.375%	1/15/17	6,396,726	6,674,587	S
United States Treasury Inflation-Protected Security		2.625%	7/15/17	2,355,929	2,510,537	S
United States Treasury Inflation-Protected Security		2.375%	1/15/25	40,903,107	42,040,704	S
United States Treasury Inflation-Protected Security		2.000%	1/15/26	18,832,304	18,437,993
United States Treasury Inflation-Protected Security		2.375%	1/15/27	53,637,336	55,531,378	M,S
United States Treasury Inflation-Protected Security		1.750%	1/15/28	12,566,530	11,859,662	M,S
United States Treasury Inflation-Protected Security		3.625%	4/15/28	13,262,098	16,138,316
United States Treasury Inflation-Protected Security		3.875%	4/15/29	16,627,925	21,096,679	M

					174,289,856

Total U.S. Government and Agency Obligations (Cost—$405,532,176)					416,609,776

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

U.S. Government Agency Mortgage-Backed Securities	33.3%

Fixed Rate Securities	28.3%
Fannie Mae		7.000%	12/1/09 to 2/1/33	$6,942,875	$7,600,815	K
Fannie Mae		8.000%	5/1/15	6,192	6,600	K
Fannie Mae		5.500%	4/1/18 to 11/1/35	62,925,201	65,287,017	K
Fannie Mae		4.500%	7/1/18 to 3/1/38	9,745,266	9,859,586	K
Fannie Mae		4.000%	8/1/20 to 9/1/20	4,256,343	4,268,757	K
Fannie Mae		5.000%	8/1/20 to 7/1/35	369,706,819	379,296,334	K
Fannie Mae		6.000%	12/1/24	8,370,000	8,859,126	K,N
Fannie Mae		7.500%	6/1/25 to 5/1/28	442,258	482,409	K
Fannie Mae		6.000%	1/1/26 to 8/1/37	33,125,079	34,794,588	K
Fannie Mae		6.500%	7/1/28 to 8/1/33	3,502,739	3,769,288	K
Fannie Mae		4.500%	12/1/39	92,000,000	91,798,704	K,N
Fannie Mae		5.500%	12/1/39	76,400,000	78,859,163	K,N
Freddie Mac		6.000%	9/1/13 to 5/1/29	677,940	719,072	K
Freddie Mac		5.500%	12/1/13 to 8/1/35	26,587,198	27,552,397	K
Freddie Mac		9.300%	4/15/19	77,324	84,358	K
Freddie Mac		5.000%	9/1/20 to 11/1/36	48,863,578	50,118,399	K
Freddie Mac		7.000%	4/1/24 to 5/1/32	2,164,859	2,352,715	K
Freddie Mac		6.500%	6/1/32	34,589	37,076	K
Freddie Mac		5.000%	12/1/39	35,500,000	36,099,063	K,N
Government National Mortgage Association		10.000%	11/15/09	33	34
Government National Mortgage Association		8.000%	10/15/16 to 7/15/17	100,409	110,004
Government National Mortgage Association		7.500%	10/15/22 to 8/15/32	160,426	175,784
Government National Mortgage Association		7.000%	6/15/23 to 5/15/32	245,726	267,523
Government National Mortgage Association		6.500%	10/15/23 to 3/15/33	11,816,976	12,708,444
Government National Mortgage Association		6.000%	3/15/26 to 8/15/35	21,767,920	22,813,509
Government National Mortgage Association		5.500%	1/15/33	212,163	220,468
Government National Mortgage Association		5.000%	6/15/35 to 9/15/35	50,324,405	51,543,204
Government National Mortgage Association		4.000%	12/1/39	15,000,000	14,479,688	N

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

U.S. Government Agency Mortgage-Backed Securities—Continued

Fixed Rate Securities—Continued
Government National Mortgage Association		4.500%	12/1/39	$25,600,000	$25,489,618	N
Government National Mortgage Association		5.000%	12/1/39	13,300,000	13,557,688	N

					943,211,431

Indexed SecuritiesA	4.3%
Fannie Mae		4.471%	6/1/35	7,327,549	7,574,161	K
Fannie Mae		4.537%	7/1/35	3,394,245	3,482,983	K
Fannie Mae		5.117%	8/1/35	776,551	794,640	K
Fannie Mae		5.018%	9/1/35	1,806,517	1,853,619	K
Fannie Mae		5.135%	9/1/35	4,327,975	4,431,770	K
Fannie Mae		3.435%	10/1/35	14,602,034	14,829,790	K
Fannie Mae		4.873%	10/1/35	1,552,211	1,602,841	K
Fannie Mae		4.905%	10/1/35	1,644,929	1,685,053	K
Fannie Mae		4.999%	10/1/35	1,719,482	1,763,091	K
Fannie Mae		5.672%	10/1/35	1,461,855	1,511,073	K
Fannie Mae		3.408%	11/1/35	5,872,309	5,963,465	K
Fannie Mae		3.417%	11/1/35	5,685,435	5,773,831	K
Fannie Mae		3.433%	11/1/35	6,366,348	6,465,647	K
Fannie Mae		3.434%	11/1/35	6,427,295	6,527,545	K
Fannie Mae		3.436%	11/1/35	6,074,861	6,169,613	K
Fannie Mae		5.486%	2/1/37	48,924,065	51,265,849	K,S
Freddie Mac		5.001%	10/1/35	2,001,800	2,066,170	K
Freddie Mac		5.835%	8/1/37	19,134,454	20,091,041	K

					143,852,182

Stripped Securities	0.7%
Fannie Mae		9.500%	2/1/17	8,927	1,519	G,I1,K
Fannie Mae		1,009.500%	2/25/20	5	92	G,I1,K
Fannie Mae		1,009.250%	8/25/21	282	5,516	G,I1,K
Fannie Mae		0.000%	5/25/22	53,656	49,421	G,I2,K
Financing Corp.		0.000%	2/8/18 to 9/26/19	36,830,000	24,109,370	I2
Financing Corp.		0.000%	4/5/19	1,150,000	718,299	G,I2
Freddie Mac		10.000%	3/1/21	47,900	9,138	G,I1,K
Freddie Mac		0.000%	7/15/22	9,239	8,537	G,I2,K

					24,901,892

Total U.S. Government Agency Mortgage-Backed Securities (Cost—$1,084,306,848)					1,111,965,505

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Yankee BondsO	6.3%

Aerospace and Defense	0.3%
Systems 2001 Asset Trust		6.664%	9/15/13	$8,672,727	$8,672,727	D

Commercial Banks	1.6%
Eksportfinans ASA		5.500%	5/25/16	10,700,000	11,172,448
Glitnir Banki Hf		6.330%	7/28/11	6,080,000	988,000	B,D,G
Glitnir Banki Hf		6.375%	9/25/12	8,920,000	1,449,500	B,D,G
Glitnir Banki Hf		6.693%	6/15/16	11,830,000	1,183	B,C,D,G
Glitnir Banki Hf		7.451%	9/14/49	1,600,000	160	B,C,D,G
HBOS Capital Funding LP		6.071%	6/30/49	3,105,000	1,131,772	C,D
HSBC Capital Funding LP		4.610%	6/27/49	1,630,000	1,146,200	C,D
Kaupthing Bank Hf		5.750%	10/4/11	2,960,000	384,800	B,D,G
Kaupthing Bank Hf		7.625%	2/28/15	20,280,000	1,622,400	B,D,G
Kaupthing Bank Hf		7.125%	5/19/16	30,520,000	3,052	B,D,G
Landsbanki Islands Hf		6.100%	8/25/11	17,170,000	515,100	B,D,G
Rabobank Nederland NV		11.000%	6/30/19	6,178,000	6,873,025	C,D
Resona Preferred Global Securities		7.191%	12/29/49	13,670,000	9,979,100	C,D
Royal Bank of Scotland Group PLC		7.640%	3/31/49	3,700,000	1,498,500	C
RSHB Capital SA		6.299%	5/15/17	15,740,000	13,536,400	D
Shinsei Finance Cayman Ltd.		6.418%	1/29/49	11,080,000	4,432,000	C,D

					54,733,640

Diversified Financial Services	0.9%
Aiful Corp.		5.000%	8/10/10	4,030,000	2,458,300	D
MUFG Capital Finance 1 Ltd.		6.346%	7/29/49	4,660,000	4,079,411	C
SMFG Preferred Capital		6.078%	1/29/49	13,800,000	11,029,926	C,D
TNK-BP Finance SA		7.500%	7/18/16	9,940,000	8,473,850	D
TNK-BP Finance SA		6.625%	3/20/17	4,830,000	3,815,700	D
TNK-BP Finance SA		6.625%	3/20/17	318,000	251,220	D

					30,108,407

Diversified Telecommunication Services	0.7%
British Telecommunications PLC		9.125%	12/15/10	1,755,000	1,863,936	P
Deutsche Telekom International Finance BV		5.750%	3/23/16	5,370,000	5,498,144
Koninklijke (Royal) KPN NV		8.000%	10/1/10	8,240,000	8,646,043
Telecom Italia Capital SpA		5.250%	11/15/13	965,000	946,268
Telecom Italia Capital SpA		4.950%	9/30/14	2,570,000	2,460,310
Telecom Italia Capital SpA		5.250%	10/1/15	2,060,000	1,988,594

					21,403,295

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Yankee Bonds—Continued

Electric Utilities	N.M.
Hydro-Quebec		6.300%	5/11/11	$570,000	$617,783

Foreign Governments	0.4%
Russian Federation		7.500%	3/31/30	13,698,240	13,485,917	D
United Mexican States		5.625%	1/15/17	160,000	161,760
United Mexican States		7.500%	4/8/33	302,000	331,445

					13,979,122

Gas Utilities	0.2%
Intergas Finance BV		6.375%	5/14/17	5,089,000	3,867,640	D
Intergas Finance BV		6.375%	5/14/17	1,120,000	834,400	D

					4,702,040

Industrial Conglomerates	1.1%
Tyco International Group SA		6.750%	2/15/11	26,549,000	27,580,933
Tyco International Group SA		6.375%	10/15/11	6,560,000	6,912,482
Tyco International Group SA		6.000%	11/15/13	2,950,000	2,999,613

					37,493,028

Insurance	0.4%
Merna Reinsurance Ltd.		2.348%	7/7/10	13,500,000	12,573,900	A,D

Metals and Mining	0.2%
Corporacion Nacional del Cobre-Codelco		4.750%	10/15/14	1,750,000	1,802,694	D
Vale Overseas Ltd.		8.250%	1/17/34	10,000	11,247
Vale Overseas Ltd.		6.875%	11/21/36	6,059,000	5,753,051

					7,566,992

Oil, Gas and Consumable Fuels	0.4%
Anadarko Finance Co.		7.500%	5/1/31	710,000	692,796
Conoco Funding Co.		6.350%	10/15/11	400,000	436,552
Conoco Funding Co.		7.250%	10/15/31	350,000	383,685
Gazprom		6.212%	11/22/16	8,940,000	7,464,900	D
Gazprom		6.510%	3/7/22	390,000	292,500	D
Petrobras International Finance Co.		6.125%	10/6/16	5,020,000	5,145,500

					14,415,933

Wireless Telecommunication Services	0.1%
America Movil SA de CV		5.625%	11/15/17	2,710,000	2,648,770

Total Yankee Bonds (Cost—$328,198,640)					208,915,637

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES		VALUE

Preferred Stocks	0.3%
Fannie Mae		5.375%		44	shs	$132,000	F,K,Q
Fannie Mae		7.000%		26,600		41,230	A,K,Q
Fannie Mae		8.250%		578,475		775,157	C,K,Q
Freddie Mac		8.375%		844,875		1,030,748	C,K,Q
General Motors Corp.		5.250%		814,445		2,137,918	F
General Motors Corp.		1.500%		27,922		73,295	F
General Motors Corp.		6.250%		1,514,912		3,976,644	F
General Motors Corp.		4.500%		1,606		4,216	F
Home Ownership Funding Corp.		1.000%		5,575		535,318	D,G,Q
Home Ownership Funding Corp. II		1.000%		5,000		480,106	D,G,Q
Preferred Blocker Inc.		7.000%		726		312,226	D

Total Preferred Stocks (Cost—$62,158,287)						9,498,858

Total Long-Term Securities (Cost—$4,218,411,279)						3,492,292,043
Short-Term Securities	8.4%

U.S. Government and Agency Obligations	7.4%
Fannie Mae		0.000%	10/5/09	$90,000,000		89,959,230	E,K
Fannie Mae		0.000%	8/3/09	100,000,000		99,987,167	E,K
Federal Home Loan Bank		0.000%	11/18/09	51,000,000		50,954,406	E,S
United States Treasury Bill		0.000%	7/16/09	4,750,000		4,749,881	E

						245,650,684

Options Purchased	0.1%
Barclays Swaption Call, September 2009, Strike Price $2.02				16,900,000	R	495,858	H
Barclays Swaption Put, August 2009, Strike Price $1.60				56,400,000	R	178,425	H
Barclays Swaption Put, July 2009, Strike Price $1.60				37,600,000	R	31,321	H
Credit Suisse First Boston Swaption Call, September 2009, Strike Price $2.02				18,800,000	R	551,605	H
Credit Suisse First Boston Swaption Put, April 2011, Strike Price $5.18				33,700,000	R	1,381,511
Credit Suisse First Boston Swaption Put, April 2012, Strike Price $5.20				16,800,000	R	1,344,067
Credit Suisse First Boston Swaption Put, August 2009, Strike Price $1.60				18,800,000	R	59,475	H

Semi-Annual Report to Shareholders

	% OF NET ASSETS	PAR/ SHARES		VALUE

Short-Term Securities—Continued

Options Purchased—Continued
Credit Suisse First Boston Swaption Put, May 2011, Strike Price $5.12		16,800,000	R	$726,899
Credit Suisse First Boston Swaption Put, September 2009, Strike Price $1.60		37,600,000	R	206,667	H

				4,975,828

Repurchase Agreements	0.9%
Deutsche Bank 0.07%, dated 6/30/09, to be repurchased at $10,687,021 on 7/1/09 (Collateral: $10,820,000 Freddie Mac notes, 1.722% due 4/27/11, value $10,900,739)		$10,687,000		10,687,000
Goldman Sachs & Co. 0.03%, dated 6/30/09, to be repurchased at $19,150,016 on 7/1/09 (Collateral: $19,445,000 Fannie Mae notes, 2.750% due 3/13/14, value $19,542,225)		19,150,000		19,150,000

				29,837,000

Total Short-Term Securities (Cost—$279,368,695)				280,463,512
Total Investments (Cost—$4,497,779,974)T	113.1%			3,772,755,555
Other Assets Less Liabilities	(13.1)%			(437,145,209)

Net Assets	100.0%			$3,335,610,346

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts PurchasedU
Eurodollar Futures	September 2009	989	$4,051,855
Eurodollar Futures	December 2009	1,615	1,949,738
Eurodollar Futures	March 2010	1,115	667,250
Eurodollar Futures	June 2010	406	(167,755)
Eurodollar Futures	September 2010	644	(286,333)
U.S. Treasury Bond Futures	September 2009	1,762	2,900,838
U.S. Treasury Note Futures	September 2009	5,254	(4,881,872)
U.S. Treasury Note Futures	September 2009	1,382	(801,395)

			$3,432,326

Futures Contracts WrittenU
U.S. Treasury Note Futures	September 2009	3,357	$(3,398,066)

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Options WrittenU
Barclays Swaption Call, Strike Price $1.60	September 2009	33,800,000	$(28,737	)H
Barclays Swaption Call, Strike Price $4.86	October 2013	31,920,000	(549,994)
Barclays Swaption Put, Strike Price $4.86	October 2013	31,920,000	(276,682)
Credit Suisse First Boston Swaption Call, Strike Price $1.60	September 2009	37,600,000	(31,967	)H
Credit Suisse First Boston Swaption Put, Strike Price $4.11	July 2009	67,400,000	(403,753)
Credit Suisse First Boston Swaption Put, Strike Price $4.20	August 2009	33,600,000	(294,252)
Credit Suisse First Boston Swaption Put, Strike Price $4.43	October 2009	67,400,000	(963,126)
Credit Suisse First Boston Swaption Put, Strike Price $4.48	November 2009	33,600,000	(473,138)
Credit Suisse First Boston Swaption Put, Strike Price $4.74	October 2009	33,600,000	(774,231)
Credit Suisse First Boston Swaption Put, Strike Price $5.03	April 2010	16,800,000	(522,964)
Eurodollar Futures Call, Strike Price $99.25	September 2009	243	(28,552)
Eurodollar Futures Put, Strike Price $99.00	September 2009	292	25,915
Greenwich Swaption Call, Strike Price $4.97	October 2013	57,220,000	(1,306,441)
Greenwich Swaption Put, Strike Price $4.97	October 2013	57,220,000	(393,508)
JP Morgan Swaption Call, Strike Price $4.86	October 2013	25,300,000	(443,519)
JP Morgan Swaption Put, Strike Price $4.86	October 2013	25,300,000	(211,710)
U.S. Treasury Bond Futures Call, Strike Price $117.00	July 2009	200	(182,250)
U.S. Treasury Note Futures Call, Strike Price $115.00	July 2009	200	(202,563)
U.S. Treasury Note Futures Call, Strike Price $115.50	August 2009	336	(253,680)
U.S. Treasury Note Futures Call, Strike Price $116.00	July 2009	158	(62,509)
U.S. Treasury Note Futures Call, Strike Price $118.00	August 2009	896	583,176
U.S. Treasury Note Futures Call, Strike Price $124.00	August 2009	170	118,681
U.S. Treasury Note Futures Put, Strike Price $112.00	August 2009	134	105,064
U.S. Treasury Note Futures Put, Strike Price $116.00	August 2009	170	(144,289)

			$(6,715,029)

N.M.—Not Meaningful.

A

Indexed Security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of June 30, 2009.

B	Bond is currently in default.
C

Stepped Coupon Security – A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

D

Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, unless otherwise noted, represent 9.51% of net assets.

E	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
F	Convertible Security – Security may be converted into the issuer’s common stock.
G	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
H	Security is valued in good faith at fair value by or under the direction of the Board of Directors.

Semi-Annual Report to Shareholders

I

Stripped Security – Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

J	The coupon rates shown on variable rate securities are the rates at June 30, 2009. These rates vary with the weighted average coupon of the underlying loans.
K	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.
L

Treasury Inflation-Protected Security – Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

M	All or a portion of this security is collateral to cover futures and options contracts written.
N	When-issued Security – Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
O	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
P	Credit Linked Security – The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
Q	Non-income producing.
R	Par represents actual number of contracts.
S	All or a portion of this security is collateral to cover swaps.
T

Aggregate cost for federal income tax purposes is substantially the same as book cost. At June 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$64,237,489
Gross unrealized depreciation	(789,261,908)

Net unrealized depreciation	$(725,024,419)

U	Options written and futures are described in more detail in the notes to financial statements.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Western Asset Core Bond Portfolio

June 30, 2009 (Unaudited)

Assets:
Investment securities at market value (Cost—$4,218,411,279)		$3,492,292,043
Short-term securities at value (Cost—$279,368,695)		280,463,512
Cash		213,492
Receivable for securities sold		74,145,845
Premiums paid on open swaps		63,810,911
Unrealized appreciation of swaps		51,729,922
Interest and dividends receivable		31,940,245
Receivable for fund shares sold		3,790,370
Amount receivable for open swaps		1,334,738
Other assets		1,487

Total assets		3,999,722,565

Liabilities:
Payable for securities purchased	$348,400,953
Unrealized depreciation of swaps	212,103,786
Premiums received on open swaps	53,430,705
Options written (Proceeds—$19,591,260)	26,306,289
Payable for fund shares repurchased	14,979,985
Amount payable for open swaps	4,370,293
Accrued management fee	1,101,165
Futures variation margin payable	857,106
Income distribution payable	499,113
Accrued distribution fees	223,800
Accrued expenses	1,839,024

Total liabilities		664,112,219

Net Assets		$3,335,610,346

Net assets consist of:
Accumulated paid-in-capital		$4,541,573,509
Undistributed net investment income		25,926,497
Accumulated net realized loss on investments, options, futures and swaps		(339,810,611)
Net unrealized depreciation of investments, options, futures and swaps		(892,079,049)

Net Assets		$3,335,610,346

Net Asset Value Per Share:
Institutional Class (209,956,708 shares outstanding)		$9.60
Institutional Select Class (23,078,631 shares outstanding)		$9.61
Financial Intermediary Class (114,392,109 shares outstanding)		$9.60

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Western Asset Core Bond Portfolio

	FOR THE SIX MONTHS ENDED JUNE 30, 2009 (Unaudited)		FOR THE PERIOD ENDED DECEMBER 31, 2008A
Investment Income:
Interest	$102,321,961		$260,034,011
Dividends	1,395,329		1,422,129
Income from securities loaned	—		1,790,431

Total income		$103,717,290		$263,246,571
Expenses:
Management fees	7,111,326		17,693,084
Distribution fees:
Financial Intermediary Class	1,323,165		2,730,037
Audit and legal fees	99,755		211,986
Custodian fees	151,471		413,434
Directors’ fees and expenses	90,022		160,878
Registration fees	10,594		61,870
Reports to shareholders:
Institutional Class	283,589		858,187
Institutional Select Class	488		45
Financial Intermediary Class	129,265		367,816
Transfer agent and shareholder servicing expense:
Institutional Class	308,724		723,668
Institutional Select Class	3,807		67,844
Financial Intermediary Class	553,529		339,219
Other expenses	67,365		87,120

	10,133,100		23,715,188
Less: Fees waived	(338,510)		(479,256)
Compensating balance credits	—		(166)

Net expenses		9,794,590		23,235,766

Net Investment Income		93,922,700		240,010,805
Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on:
Investments	(38,804,997)		(32,357,233)
Options written	28,719,410		50,165,935
Futures	(15,665,182)		6,474,871
Swaps	(139,539,711)		(49,764,534)

Change in unrealized appreciation/(depreciation) of:		(165,290,480)		(25,480,961)
Investments	201,132,988		(691,551,078)
Options written	2,531,059		(9,829,996)
Futures	(56,941,178)		61,285,214
Swaps	171,257,197		(163,323,956)

		317,980,066		(803,419,816)

Net Realized and Unrealized Gain/(Loss) on Investments		152,689,586		(828,900,777)

Change in Net Assets Resulting From Operations		$246,612,286		$(588,889,972)

A	For the period April 1, 2008 to December 31, 2008.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Western Asset Core Bond Portfolio

	FOR THE SIX MONTHS ENDED JUNE 30, 2009 (Unaudited)	FOR THE PERIOD ENDED DECEMBER 31, 2008A	FOR THE YEAR ENDED MARCH 31, 2008
Change in Net Assets:
Net investment income	$93,922,700	$240,010,805	$361,354,213

Net realized loss	(165,290,480)	(25,480,961)	(77,680,995)

Change in unrealized appreciation/(depreciation)	317,980,066	(803,419,816)	(418,890,141)

Change in net assets resulting from operations	246,612,286	(588,889,972)	(135,216,923)

Distributions to shareholders from:
Net investment income:
Institutional Class	(57,293,207)	(212,870,311)	(279,146,241)
Institutional Select Class	(6,212,025)	(4,754,933)	N/A
Financial Intermediary Class	(26,593,893)	(73,545,140)	(77,801,855)

Net realized gain on investments:
Institutional Class	—	—	(22,347,640)
Financial Intermediary Class	—	—	(6,284,549)

Change in net assets from fund share transactions:
Institutional Class	(632,241,624)	(1,908,390,929)	567,219,859
Institutional Select Class	(32,412,934)	230,873,479	N/A
Financial Intermediary Class	(124,699,890)	(241,647,090)	343,480,947

Change in net assets	(632,841,287)	(2,799,224,896)	389,903,598

Net Assets:
Beginning of period	3,968,451,633	6,767,676,529	6,377,772,931

End of period	$3,335,610,346	$3,968,451,633	$6,767,676,529

Undistributed net investment income	$25,926,497	$22,102,922	$16,291,168

A	For the period April 1, 2008 to December 31, 2008.

N/A—Not applicable

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Western Asset Core Bond Portfolio

For a share of each class of capital stock outstanding:

Institutional Class:

	SIX MONTHS ENDED JUNE 30, 2009 (Unaudited)		PERIOD ENDED DECEMBER 31, 2008A		YEARS ENDED MARCH 31,
					2008		2007		2006		2005		2004
Net asset value, beginning of period	$9.08		$10.54		$11.37		$11.05		$11.29		$11.81		$11.57

Investment operations:
Net investment income	.24	B	.42	B	.58	B	.55	B	.49	C	.39	C	.41	C
Net realized and unrealized gain/(loss)	.52		(1.34)		(.78)		.34		(.22)		(.21)		.45

Total from investment operations	.76		(.92)		(.20)		.89		.27		.18		.86

Distributions from:
Net investment income	(.24)		(.54)		(.58)		(.57)		(.51)		(.39)		(.44)
Net realized gain on investments	—		—		(.05)		—		—	D	(.31)		(.18)

Total distributions	(.24)		(.54)		(.63)		(.57)		(.51)		(.70)		(.62)

Net asset value, end of period	$9.60		$9.08		$10.54		$11.37		$11.05		$11.29		$11.81

Total return†	8.53%		(8.88)%		(1.88)%		8.23%		2.46%		1.68%		7.64%

Ratios to Average Net Assets:E
Total expenses	.49%F		.47%F		.44%		.47%		.45%		.46%		.49%
Expenses net of waivers, if any	.49%F		.47%F		.44%		.47%		.45%		.46%		.49%
Expenses net of all reductions	.49%F		.47%F		.44%		.47%		.45%		.46%		.49%
Net investment income	5.5%F		5.6%F		5.3%		4.9%		4.3%		3.4%		3.5%

Supplemental Data:
Portfolio turnover rate	119.2%		140.8%		455.0%		431.7%		540.4%		407.2%		464.6%
Net assets, end of period (in thousands)	$2,015,568		$2,558,597		$5,140,277		$4,975,052		$4,243,248		$3,277,782		$2,187,219

A	For the period April 1, 2008 to December 31, 2008.
B	Computed using average daily shares outstanding.
C	Computed using SEC method.
D	Amount less than $.01 per share.
E

Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers. As of the most current prospectus, the Institutional Class has no limit on expenses.

F	Annualized.
†

Performance figures may reflect compensating balance credits, fee waivers and/or expense reimbursements. In the absence of compensation balance credits, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights—Continued

Western Asset Core Bond Portfolio

For a share of each class of capital stock outstanding:

Institutional Select Class:

	SIX MONTHS ENDED JUNE 30, 2009 (Unaudited)		PERIOD ENDED DECEMBER 31, 2008A
Net asset value, beginning of period	$9.09		$10.11

Investment operations:
Net investment income	.25	B	.15	B
Net realized and unrealized gain/(loss)	.51		(.87)

Total from investment operations	.76		(.72)

Distributions from:
Net investment income	(.24)		(.30)

Total distributions	(.24)		(.30)

Net asset value, end of period	$9.61		$9.09

Total return†	8.52%		(7.08)%

Ratios to Average Net Assets:C
Total expenses	.44	%D	.45	%D
Expenses net of waivers, if any	.44	%D	.45	%D
Expenses net of all reductions	.44	%D	.45	%D
Net investment income	5.6	%D	5.2	%D

Supplemental Data:
Portfolio turnover rate	119.2%		140.8%
Net assets, end of period (in thousands)	$221,749		$240,681

A	For the period August 29, 2008 (commencement of operations) to December 31, 2008.
B	Computed using average daily shares outstanding.
C

Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

D	Annualized.
†

Performance figures may reflect compensating balance credits, fee waivers and/or expense reimbursements. In the absence of compensation balance credits, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Intermediary Class:

	SIX MONTHS ENDED JUNE 30, 2009 (Unaudited)		PERIOD ENDED DECEMBER 31, 2008A		YEARS ENDED MARCH 31,
					2008		2007		2006		2005		2004
Net asset value, beginning of period	$9.08		$10.54		$11.37		$11.05		$11.29		$11.81		$11.57

Investment operations:
Net investment income	.23	B	.40	B	.56	B	.51	B	.47	C	.38	C	.40	C
Net realized and unrealized gain/(loss)	.51		(1.34)		(.79)		.35		(.22)		(.23)		.43

Total from investment operations	.74		(.94)		(.23)		.86		.25		.15		.83

Distributions from:
Net investment income	(.22)		(.52)		(.55)		(.54)		(.49)		(.36)		(.41)
Net realized gain on investments	—		—		(.05)		—		—	D	(.31)		(.18)

Total distributions	(.22)		(.52)		(.60)		(.54)		(.49)		(.67)		(.59)

Net asset value, end of period	$9.60		$9.08		$10.54		$11.37		$11.05		$11.29		$11.81

Total return†	8.39%		(9.06)%		(2.12)%		7.95%		2.19%		1.42%		7.36%

Ratios to Average Net Assets:E
Total expenses	.81	%F	.77	%F	.69%		.72%		.70%		.72%		.76%
Expenses net of waivers, if any	.75	%F	.72	%F	.69%		.72%		.70%		.72%		.75%
Expenses net of all reductions	.75	%F	.72	%F	.69%		.72%		.70%		.72%		.75%
Net investment income	5.3	%F	5.3	%F	5.1%		4.6%		4.1%		4.2%		3.3%

Supplemental Data:
Portfolio turnover rate	119.2%		140.8%		455.0%		431.7%		540.4%		407.2%		464.6%
Net assets, end of period (in thousands)	$1,098,293		$1,169,174		$1,627,400		$1,402,721		$360,819		$265,518		$121,607

A	For the period April 1, 2008 to December 31, 2008.
B	Computed using average daily shares outstanding.
C	Computed using SEC method.
D	Amount less than $.01 per share.
E

Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

F	Annualized.
†

Performance figures may reflect compensating balance credits, fee waivers and/or expense reimbursements. In the absence of compensation balance credits, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Expense Example (Unaudited)

Western Asset Core Plus Bond Portfolio

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees on Financial Intermediary Class shares, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account if your shares were held for the period. The example are based on an investment of $1,000 invested on January 1, 2009 and held through June 30, 2009. The ending values assume dividends were reinvested at the time they were paid.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Because the example is intended to be comparable to the examples provided by other funds, it is based on a hypothetical investment of $1,000 invested on January 1, 2009 and held through June 30, 2009 for each class. The ending values assume dividends were reinvested at the time they were paid.

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses PaidA During the Period 1/1/09 to 6/30/09
Institutional Class:
Actual	$1,000.00	$1,102.00	$2.40
Hypothetical (5% return before expenses)	1,000.00	1,022.51	2.31
Institutional Select Class:
Actual	$1,000.00	$1,102.20	$2.24
Hypothetical (5% return before expenses)	1,000.00	1,022.66	2.16
Financial Intermediary Class:
Actual	$1,000.00	$1,100.80	$3.65
Hypothetical (5% return before expenses)	1,000.00	1,021.32	3.51

A

These calculations are based on expenses incurred from January 1, 2009 to June 30, 2009. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratios of 0.46%, 0.43% and 0.70% for the Institutional Class, Institutional Select Class and Financial Intermediary Class, respectively, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal period then divided by 365.

Semi-Annual Report to Shareholders

Performance Information (Unaudited)

Western Asset Core Plus Bond Portfolio

The graphs compare the Fund’s total returns to that of an appropriate broad-based securities market index. The graphs illustrate the cumulative total return of an initial $1,000,000 investment in the Institutional Class, Institutional Select Class and Financial Intermediary Class of the Fund, for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other investment management or administrative expenses.

Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Returns (and the graphs and tables found below) do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Bonds are subject to a variety of risks, including interest rate, credit and inflation risk. Non-U.S. investment are subject to currency fluctuations, social, economical and political risk.

Growth of a $1,000,000 Investment—Institutional Class

The performance data quoted represent past performance and do not guarantee future results. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all fund expenses. Performance would have been lower if fees had not been waived in various periods.

‡	Not annualized.

Semi-Annual Report to Shareholders

Performance Information (Unaudited)—Continued

Growth of a $1,000,000 Investment—Institutional Select Class

The performance data quoted represent past performance and do not guarantee future results. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all fund expenses. Performance would have been lower if fees had not been waived in various periods.

‡	Not annualized.

Semi-Annual Report to Shareholders

Growth of a $1,000,000 Investment—Financial Intermediary Class

The performance data quoted represent past performance and do not guarantee future results. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all fund expenses. Performance would have been lower if fees had not been waived in various periods.

‡	Not annualized.

Semi-Annual Report to Shareholders

Spread Duration

Western Asset Core Plus Bond Portfolio

June 30, 2009 (Unaudited)

Economic Exposure

Spread duration is defined as the change in value for a 100 basis point change in the spread relative to Treasuries. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. This chart highlights the market sector exposure of the Fund’s portfolio and the exposure relative to the selected benchmark as of the end of the reporting period.

ABS         — Asset Backed Securities

BABI        — Barclays Capital U.S. Aggregate Index

CMBS      — Commercial Mortgage Backed Securities

HY           — High Yield

IG Credit — Investment Grade Credit

MBS        — Mortgage Backed Securities

Semi-Annual Report to Shareholders

Effective Duration

Western Asset Core Plus Bond Portfolio

June 30, 2009 (Unaudited)

Interest Rate Exposure

Effective duration is defined as the change in value for a 100 basis point change in Treasury yields. This chart highlights the interest rate exposure of the Fund’s portfolio relative to the selected benchmark as of the end of the reporting period.

ABS         — Asset Backed Securities

BABI        — Barclays Capital U.S. Aggregate Index

CMBS      — Commercial Mortgage Backed Securities

HY           — High Yield

IG Credit — Investment Grade Credit

MBS        — Mortgage Backed Securities

Semi-Annual Report to Shareholders

Performance Information—Continued

Portfolio Composition (Unaudited) (as of June 30, 2009)A

Standard & Poor’s Debt RatingsB

(as a percentage of the portfolio)

Maturity Schedule

(as a percentage of the portfolio)

A

The pie charts above represent the composition of the Fund’s Portfolio as of June 30, 2009 and do not include derivatives such as Futures Contracts, Options Written, and Swaps. The Fund is actively managed. As a result, the composition of the portfolio holdings and sectors are subject to change at any time.

B	Source: Standard & Poor’s. These ratings are the opinions of S&P and not absolute measures of quality or guarantees of performance.
C	Preferred stocks and warrants do not have a defined maturity date.

Semi-Annual Report to Shareholders

Portfolio of Investments

Western Asset Core Plus Bond Portfolio

June 30, 2009 (Unaudited)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†		VALUE

Long-Term Securities	105.6%

Corporate Bonds and Notes	30.3%

Aerospace and Defense	0.1%
Boeing Co.		6.000%	3/15/19	$8,200,000		$8,941,493
L-3 Communications Corp.		7.625%	6/15/12	852,000		854,130

						9,795,623

Air Freight and Logistics	N.M.
United Parcel Service Inc.		4.500%	1/15/13	270,000		283,155

Airlines	1.0%
Continental Airlines Inc.		7.056%	3/15/11	10,000		9,900
Continental Airlines Inc.		6.503%	12/15/12	1,015,000		943,950
Continental Airlines Inc.		6.900%	7/2/19	54,238		47,187
Continental Airlines Inc.		6.545%	8/2/20	11,198,784		10,358,876
Continental Airlines Inc.		5.983%	4/19/22	9,410,000		7,763,250
Continental Airlines Inc.		6.703%	12/15/22	222,554		186,945
DAE Aviation Holdings Inc.		11.250%	8/1/15	1,950,000		1,131,000	A
Delta Air Lines Inc.		6.619%	3/18/11	2,738,959		2,602,011
Delta Air Lines Inc.		7.570%	5/18/12	10,975,000		10,481,125
Delta Air Lines Inc.		7.111%	3/18/13	1,300,000		1,209,000
Delta Air Lines Inc.		6.821%	8/10/22	16,206,310		13,451,237
Northwest Airlines Corp.		7.575%	3/1/19	10,330,282		7,747,712
Northwest Airlines Inc.		1.487%	8/6/13	1,104,760		762,408	B,C
Northwest Airlines Inc.		2.001%	5/20/14	4,074,317		3,055,738	B
Southwest Airlines Co.		5.125%	3/1/17	5,320,000		4,572,167
United Air Lines Inc.		7.032%	4/1/12	1,552,002		1,520,962
United Air Lines Inc.		7.186%	10/1/12	7,507,386		7,394,775
United Air Lines Inc.		6.602%	3/1/15	277,374		274,600

						73,512,843

Automobiles	0.2%
DaimlerChrysler NA Holding Corp.		5.875%	3/15/11	500,000		508,312
DaimlerChrysler NA Holding Corp.		7.300%	1/15/12	3,315,000		3,432,831
DaimlerChrysler NA Holding Corp.		6.500%	11/15/13	1,390,000		1,412,985
General Motors Corp.		9.450%	11/1/11	2,514,000		414,810	D
General Motors Corp.		9.400%	7/15/21	674,000		80,880	D
General Motors Corp.		8.250%	7/15/23	33,240,000		4,071,900	D
General Motors Corp.		8.100%	6/15/24	368,000		43,240	D
General Motors Corp.		8.375%	7/5/33	9,520,000	EUR	1,535,622	D
General Motors Corp.		8.375%	7/15/33	16,990,000		2,166,225	D

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Automobiles—Continued
General Motors Corp.		0.000%	3/15/36	$8,887,000	$488,785	D,E

					14,155,590

Beverages	0.1%
Dr Pepper Snapple Group Inc.		6.820%	5/1/18	6,000,000	6,345,096	F
PepsiCo Inc.		7.900%	11/1/18	210,000	255,487

					6,600,583

Building Products	0.2%
Masco Corp.		7.125%	8/15/13	5,830,000	5,176,358
Masco Corp.		6.125%	10/3/16	8,270,000	6,943,459

					12,119,817

Capital Markets	1.0%
Goldman Sachs Capital II		5.793%	12/29/49	1,810,000	1,103,105	E
Goldman Sachs Group LP		4.500%	6/15/10	1,760,000	1,803,491
Lehman Brothers Holdings Capital Trust VII		5.857%	11/29/49	5,530,000	553	D,E
Lehman Brothers Holdings Inc.		5.250%	2/6/12	1,690,000	249,275	D
Lehman Brothers Holdings Inc.		6.200%	9/26/14	8,690,000	1,281,775	D
Lehman Brothers Holdings Inc.		6.500%	7/19/17	5,280,000	528	D
Merrill Lynch and Co. Inc.		6.050%	5/16/16	390,000	349,205
Morgan Stanley		5.625%	1/9/12	470,000	481,001
Morgan Stanley		1.950%	6/20/12	210,000	209,572
Morgan Stanley		4.750%	4/1/14	8,460,000	7,991,231
Morgan Stanley		1.557%	10/18/16	7,380,000	5,969,055	B
The Bear Stearns Cos. Inc.		6.400%	10/2/17	12,620,000	12,642,401
The Bear Stearns Cos. Inc.		7.250%	2/1/18	39,620,000	41,759,044
The Goldman Sachs Group Inc.		6.600%	1/15/12	2,810,000	2,991,877
The Goldman Sachs Group Inc.		5.625%	1/15/17	1,420,000	1,349,586

					78,181,699

Chemicals	N.M.
Westlake Chemical Corp.		6.625%	1/15/16	1,265,000	1,106,875

Commercial Banks	0.6%
Bank One Corp.		7.875%	8/1/10	150,000	157,268
Bank One Corp.		5.900%	11/15/11	2,000,000	2,094,570
HBOS Treasury Services PLC		5.250%	2/21/17	4,570,000	3,781,652	A
SunTrust Capital VIII		6.100%	12/15/36	3,140,000	2,039,681	E
Wachovia Capital Trust III		5.800%	3/15/42	9,480,000	5,688,000	E

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Commercial Banks—Continued
Wachovia Corp.		5.250%	8/1/14	$720,000	$704,572
Wachovia Corp.		5.750%	2/1/18	23,000,000	22,588,438
Wells Fargo and Co.		5.300%	8/26/11	75,000	79,306
Wells Fargo and Co.		5.000%	11/15/14	130,000	129,773
Wells Fargo Capital X		5.950%	12/15/36	6,995,000	5,176,300	E

					42,439,560

Commercial Services and Supplies	0.2%
RSC Equipment Rental Inc.		9.500%	12/1/14	1,900,000	1,524,750
Waste Management Inc.		7.375%	8/1/10	6,055,000	6,309,679
Waste Management Inc.		6.375%	11/15/12	2,110,000	2,240,577
Waste Management Inc.		5.000%	3/15/14	6,938,000	6,778,912
Waste Management Inc.		7.125%	12/15/17	500,000	498,561
Waste Management Inc.		7.750%	5/15/32	90,000	95,393

					17,447,872

Communications Equipment	0.3%
EchoStar DBS Corp.		7.000%	10/1/13	6,340,000	6,023,000
EchoStar DBS Corp.		6.625%	10/1/14	1,185,000	1,093,163
EchoStar DBS Corp.		7.750%	5/31/15	2,745,000	2,614,612
Motorola Inc.		8.000%	11/1/11	10,850,000	10,922,673

					20,653,448

Computers and Peripherals	N.M.
International Business Machines Corp.		4.750%	11/29/12	40,000	42,890

Consumer Finance	2.3%
American Express Co.		6.800%	9/1/66	10,485,000	7,549,200	E
American General Finance Corp.		6.900%	12/15/17	8,600,000	4,656,745
Caterpillar Financial Services Corp.		6.200%	9/30/13	290,000	307,040
Ford Motor Credit Co.		7.875%	6/15/10	3,560,000	3,381,519
Ford Motor Credit Co.		5.879%	6/15/11	5,724,000	4,965,570	B
Ford Motor Credit Co.		7.250%	10/25/11	2,525,000	2,183,968
Ford Motor Credit Co.		7.800%	6/1/12	19,090,000	16,425,437
Ford Motor Credit Co.		7.000%	10/1/13	22,000,000	17,688,704
GMAC LLC		6.625%	5/15/12	177,000	147,795	A
GMAC LLC		7.500%	12/31/13	2,946,000	2,283,150	A
GMAC LLC		8.000%	12/31/18	2,454,000	1,558,290	A
GMAC LLC		8.000%	11/1/31	101,534,000	71,073,800	A
SLM Corp.		5.000%	10/1/13	17,665,000	14,288,459
SLM Corp.		5.375%	5/15/14	25,005,000	20,096,769

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†		VALUE

Corporate Bonds and Notes—Continued

Consumer Finance—Continued
SLM Corp.		5.050%	11/14/14	$4,690,000		$3,628,653
SLM Corp.		5.000%	4/15/15	740,000		563,691
SLM Corp.		5.625%	8/1/33	4,160,000		2,561,220

						173,360,010

Diversified Consumer Services	0.1%
Service Corp. International		6.750%	4/1/16	1,530,000		1,380,825
Service Corp. International		7.625%	10/1/18	400,000		371,000
Service Corp. International		7.500%	4/1/27	5,385,000		4,227,225

						5,979,050

Diversified Financial Services	4.6%
AAC Group Holding Corp.		10.250%	10/1/12	770,000		558,250	A
Air 2 US		8.027%	10/1/19	11,969,173		8,498,113	A
BAC Capital Trust XIV		5.630%	12/31/49	2,240,000		1,120,000	E
Banca Italease SpA		1.572%	2/2/10	57,800,000	EUR	77,568,888	B
Bank of America Corp.		5.420%	3/15/17	2,030,000		1,685,797
Bank of America Corp.		5.750%	12/1/17	480,000		427,406
Citigroup Inc.		4.125%	2/22/10	860,000		860,211
Citigroup Inc.		6.500%	8/19/13	110,000		106,852
Citigroup Inc.		5.000%	9/15/14	270,000		226,346
Citigroup Inc.		8.500%	5/22/19	35,190,000		35,796,640
Citigroup Inc.		6.125%	8/25/36	1,560,000		1,161,679
Citigroup Inc.		5.875%	5/29/37	6,040,000		4,719,523
Citigroup Inc.		6.875%	3/5/38	36,010,000		31,802,808
DI Finance LLC		9.500%	2/15/13	1,004,000		968,860
General Electric Capital Corp.		2.125%	12/21/12	53,010,000		52,645,238
General Electric Capital Corp.		5.450%	1/15/13	1,155,000		1,185,390
General Electric Capital Corp.		5.625%	5/1/18	530,000		501,265
General Electric Capital Corp.		6.875%	1/10/39	48,530,000		43,682,484
General Electric Capital Corp.		6.375%	11/15/67	47,395,000		31,622,939	E
HSBC Finance Corp.		8.000%	7/15/10	70,000		72,673
HSBC Finance Corp.		6.375%	8/1/10	1,000,000		1,018,771
HSBC Finance Corp.		7.000%	5/15/12	160,000		164,955
HSBC Finance Corp.		6.375%	11/27/12	520,000		528,916
ILFC E-Capital Trust I		5.900%	12/21/65	24,400,000		9,028,000	A,E
ILFC E-Capital Trust II		6.250%	12/21/65	7,220,000		2,671,400	A,E
JPMorgan Chase and Co.		2.125%	12/26/12	19,900,000		19,799,346
JPMorgan Chase and Co.		5.750%	1/2/13	4,430,000		4,568,557
JPMorgan Chase and Co.		5.125%	9/15/14	920,000		915,546

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Diversified Financial Services—Continued
JPMorgan Chase and Co.		5.150%	10/1/15	$490,000	$483,003
JPMorgan Chase and Co.		6.125%	6/27/17	60,000	59,282
Liberty Media LLC		5.700%	5/15/13	535,000	462,775
Liberty Media LLC		3.750%	2/15/30	170,000	61,200	G
PHH Corp.		7.125%	3/1/13	8,640,000	6,903,878
TNK-BP Finance SA		7.875%	3/13/18	8,050,000	6,641,250	A
Unilever Capital Corp.		7.125%	11/1/10	1,450,000	1,548,185

					350,066,426

Diversified Telecommunication Services	2.0%
AT&T Inc.		5.100%	9/15/14	8,640,000	8,975,128
AT&T Inc.		5.600%	5/15/18	25,000,000	25,134,975
AT&T Inc.		6.300%	1/15/38	130,000	125,613
AT&T Inc.		6.400%	5/15/38	10,377,000	10,158,170
AT&T Inc.		6.550%	2/15/39	8,800,000	8,784,354
BellSouth Corp.		4.750%	11/15/12	640,000	662,608
BellSouth Corp.		5.200%	9/15/14	8,250,000	8,588,555
CenturyTel Inc.		6.000%	4/1/17	8,270,000	7,463,675
Citizens Communications Co.		9.250%	5/15/11	530,000	552,525
Citizens Communications Co.		7.875%	1/15/27	243,000	194,400
Level 3 Financing Inc.		9.250%	11/1/14	4,695,000	3,849,900
Qwest Communications International Inc.		7.500%	2/15/14	6,774,000	6,181,275
Qwest Corp.		7.500%	10/1/14	2,680,000	2,556,050
Qwest Corp.		6.875%	9/15/33	5,600,000	4,088,000
Verizon Communications Inc.		8.750%	11/1/18	14,000,000	16,582,706
Verizon Communications Inc.		6.400%	2/15/38	7,700,000	7,538,231
Verizon Communications Inc.		8.950%	3/1/39	20,000,000	25,256,360
Verizon Global Funding Corp.		7.375%	9/1/12	155,000	173,401
Verizon New York Inc.		6.875%	4/1/12	3,942,000	4,177,838
Windstream Corp.		8.625%	8/1/16	10,100,000	9,670,750

					150,714,514

Electric Utilities	1.8%
Duke Energy Corp.		5.625%	11/30/12	1,010,000	1,082,485
Energy Future Holdings Corp.		10.875%	11/1/17	1,051,000	767,230
Energy Future Holdings Corp.		11.250%	11/1/17	154,949,740	94,519,341	H
Exelon Corp.		5.625%	6/15/35	455,000	366,249
FirstEnergy Corp.		6.450%	11/15/11	3,190,000	3,329,594
FirstEnergy Corp.		7.375%	11/15/31	20,615,000	19,457,633

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Electric Utilities—Continued
Pacific Gas and Electric Co.		8.250%	10/15/18	$40,000	$48,813
Pacific Gas and Electric Co.		6.050%	3/1/34	5,180,000	5,373,924
Pacific Gas and Electric Co.		5.800%	3/1/37	11,790,000	11,848,927
Progress Energy Inc.		7.100%	3/1/11	52,000	55,305
The Cleveland Electric Illuminating Co.		5.700%	4/1/17	1,080,000	1,052,195
The Detroit Edison Co.		5.200%	10/15/12	10,000	10,404

					137,912,100

Energy Equipment and Services	0.1%
Baker Hughes Inc.		7.500%	11/15/18	280,000	327,897
Complete Production Services Inc.		8.000%	12/15/16	5,355,000	4,578,525
Pacific Energy Partners		7.125%	6/15/14	630,000	645,080
Pride International Inc.		7.375%	7/15/14	1,440,000	1,429,200

					6,980,702

Food and Staples Retailing	0.7%
CVS Caremark Corp.		6.600%	3/15/19	16,900,000	18,057,717
CVS Caremark Corp.		6.943%	1/10/30	3,177,229	2,874,852	A
CVS Corp.		5.789%	1/10/26	110,854	95,335	A
CVS Corp.		5.298%	1/11/27	549,228	438,339	A
CVS Lease Pass-Through Trust		5.880%	1/10/28	5,592,190	4,699,285	A
CVS Lease Pass-Through Trust		6.036%	12/10/28	19,800,217	16,917,701	A,I
Safeway Inc.		6.350%	8/15/17	310,000	327,600
The Kroger Co.		6.400%	8/15/17	1,270,000	1,346,429
The Kroger Co.		6.150%	1/15/20	1,830,000	1,869,771
Wal-Mart Stores Inc.		5.800%	2/15/18	180,000	196,082
Wal-Mart Stores Inc.		6.200%	4/15/38	2,260,000	2,428,734

					49,251,845

Food Products	0.2%
General Mills Inc.		5.700%	2/15/17	7,210,000	7,589,643
Sara Lee Corp.		6.250%	9/15/11	9,750,000	10,304,960

					17,894,603

Gas Utilities	0.2%
Southern Natural Gas Co.		5.900%	4/1/17	50,000	48,425	A
Southern Natural Gas Co.		8.000%	3/1/32	9,410,000	9,956,862
Suburban Propane Partners LP		6.875%	12/15/13	2,000,000	1,840,000

					11,845,287

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Health Care Equipment and Supplies	N.M.
Biomet Inc.		10.375%	10/15/17	$1,800,000	$1,741,500	H
Fresenius Medical Care Capital Trust IV		7.875%	6/15/11	681,000	692,918

					2,434,418

Health Care Providers and Services	1.5%
AmerisourceBergen Corp.		5.625%	9/15/12	6,330,000	6,240,931
AmerisourceBergen Corp.		5.875%	9/15/15	7,070,000	6,738,735
Cardinal Health Inc.		5.800%	10/15/16	6,260,000	6,059,348
Cardinal Health Inc.		5.850%	12/15/17	270,000	252,565
Community Health Systems Inc.		8.875%	7/15/15	6,910,000	6,771,800
DaVita Inc.		6.625%	3/15/13	4,435,000	4,179,988
HCA Inc.		8.750%	9/1/10	256,000	256,640
HCA Inc.		7.875%	2/1/11	1,000,000	983,750
HCA Inc.		6.300%	10/1/12	299,000	274,333
HCA Inc.		6.250%	2/15/13	1,243,000	1,087,625
HCA Inc.		5.750%	3/15/14	221,000	176,800
HCA Inc.		9.125%	11/15/14	1,280,000	1,267,200
HCA Inc.		9.250%	11/15/16	10,500,000	10,342,500
HCA Inc.		9.625%	11/15/16	10,317,000	10,213,830	H
HCA Inc.		7.690%	6/15/25	723,000	443,999
HCA Inc.		7.500%	11/6/33	1,925,000	1,097,250
HCA Inc.		7.500%	11/15/95	15,410,000	8,076,489
Tenet Healthcare Corp.		7.375%	2/1/13	6,222,000	5,599,800
Tenet Healthcare Corp.		9.250%	2/1/15	12,430,000	11,373,450
Tenet Healthcare Corp.		9.000%	5/1/15	1,250,000	1,259,375	A
Tenet Healthcare Corp.		10.000%	5/1/18	1,250,000	1,312,500	A
Tenet Healthcare Corp.		8.875%	7/1/19	2,681,000	2,694,405	A
UnitedHealth Group Inc.		4.875%	2/15/13	180,000	181,942
UnitedHealth Group Inc.		4.875%	4/1/13	18,130,000	18,211,204
WellPoint Inc.		5.875%	6/15/17	3,040,000	2,975,263
WellPoint Inc.		7.000%	2/15/19	5,500,000	5,685,718

					113,757,440

Hotels, Restaurants and Leisure	0.3%
Boyd Gaming Corp.		6.750%	4/15/14	10,000	8,100
Boyd Gaming Corp.		7.125%	2/1/16	20,000	14,825
Inn of the Mountain Gods Resort and Casino		12.000%	11/15/10	1,070,000	428,000	D
Marriott International Inc.		5.810%	11/10/15	7,950,000	6,962,141
McDonald’s Corp.		5.350%	3/1/18	310,000	327,102

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Hotels, Restaurants and Leisure—Continued
MGM MIRAGE		6.750%	9/1/12	$435,000	$308,850
MGM MIRAGE		10.375%	5/15/14	685,000	710,688	A
MGM MIRAGE		6.625%	7/15/15	380,000	247,950
MGM MIRAGE		7.625%	1/15/17	3,690,000	2,389,275
MGM MIRAGE		11.125%	11/15/17	1,645,000	1,743,700	A
Mohegan Tribal Gaming Authority		8.000%	4/1/12	245,000	186,200
River Rock Entertainment Authority		9.750%	11/1/11	220,000	165,000
Starwood Hotels and Resorts Worldwide Inc.		7.875%	5/1/12	5,350,000	4,922,000
Station Casinos Inc.		7.750%	8/15/16	9,760,000	3,367,200	I

					21,781,031

Household Durables	0.1%
Pulte Homes Inc.		8.125%	3/1/11	6,890,000	6,924,450

Household Products	N.M.
American Achievement Corp.		8.250%	4/1/12	250,000	233,750	A
Procter and Gamble Co.		8.500%	8/10/09	90,000	90,655

					324,405

Independent Power Producers and Energy Traders	2.0%
Calpine Corp.		8.000%	6/1/16	7,205,000	6,898,787	A
Dynegy Holdings Inc.		7.750%	6/1/19	9,730,000	7,577,237
NRG Energy Inc.		7.250%	2/1/14	3,130,000	3,036,100
NRG Energy Inc.		7.375%	2/1/16	6,791,000	6,425,984
NRG Energy Inc.		7.375%	1/15/17	595,000	560,788
The AES Corp.		8.750%	5/15/13	11,741,000	11,917,115	A
The AES Corp.		7.750%	3/1/14	32,158,000	30,469,705
The AES Corp.		7.750%	10/15/15	8,070,000	7,505,100
The AES Corp.		8.000%	10/15/17	52,640,000	48,955,200
The AES Corp.		8.000%	6/1/20	14,470,000	12,986,825
TXU Corp.		5.550%	11/15/14	1,560,000	985,015
TXU Corp.		6.500%	11/15/24	2,850,000	1,428,081
TXU Corp.		6.550%	11/15/34	28,635,000	13,766,534

					152,512,471

Industrial Conglomerates	0.5%
General Electric Co.		5.000%	2/1/13	7,055,000	7,340,841
Tyco International Ltd./Tyco International Finance SA		7.000%	12/15/19	945,000	929,807

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Industrial Conglomerates—Continued
Tyco International Ltd./Tyco International Finance SA		6.875%	1/15/21	$31,995,000	$30,254,920

					38,525,568

Insurance	0.3%
American International Group Inc.		5.850%	1/16/18	5,390,000	2,851,574
American International Group Inc.		6.250%	3/15/37	360,000	89,100	E
ASIF Global Financing XIX		4.900%	1/17/13	2,180,000	1,854,594	A
Marsh and McLennan Cos. Inc.		5.150%	9/15/10	5,990,000	6,002,842
MetLife Capital Trust IV		7.875%	12/15/37	13,000,000	10,530,000	A,E
MetLife Inc.		6.400%	12/15/66	2,835,000	2,027,025	E
The Travelers Cos. Inc.		6.250%	3/15/67	2,760,000	2,224,461	E

					25,579,596

IT Services	N.M.
Electronic Data Systems Corp.		6.000%	8/1/13	775,000	846,028	F

Leisure Equipment and Products	N.M.
Eastman Kodak Co.		3.375%	10/15/33	3,160,000	2,543,800	G

Machinery	N.M.
Terex Corp.		7.375%	1/15/14	2,680,000	2,452,200

Media	1.9%
AMC Entertainment Inc.		8.750%	6/1/19	300,000	282,000	A
CBS Corp.		7.625%	1/15/16	5,500,000	5,184,762
Charter Communications Operating LLC		10.875%	9/15/14	3,640,000	3,767,400	A,D,I
Comcast Cable Communications Inc.		6.750%	1/30/11	210,000	221,889
Comcast Cable Communications Inc.		8.875%	5/1/17	40,000	47,031
Comcast Corp.		6.500%	1/15/15	3,760,000	3,988,176
Comcast Corp.		6.500%	1/15/17	3,660,000	3,882,759
Comcast Corp.		5.875%	2/15/18	10,000	10,137
Comcast Corp.		6.450%	3/15/37	14,000,000	13,797,546
Comcast Corp.		6.950%	8/15/37	7,470,000	7,788,812
Cox Communications Inc.		7.875%	8/15/09	7,680,000	7,726,011
CSC Holdings Inc.		6.750%	4/15/12	500,000	482,500
CSC Holdings Inc.		8.625%	2/15/19	3,265,000	3,175,212	A
DirecTV Holdings LLC		8.375%	3/15/13	3,251,000	3,259,127
Gannett Co. Inc.		6.375%	4/1/12	4,560,000	3,309,963
Lamar Media Corp.		6.625%	8/15/15	460,000	388,700

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Media—Continued
News America Inc.		6.200%	12/15/34	$260,000	$221,961
News America Inc.		6.650%	11/15/37	1,330,000	1,196,356
News America Inc.		6.750%	1/9/38	200,000	203,535
Reed Elsevier Capital Inc.		8.625%	1/15/19	12,580,000	14,293,094
Time Warner Cable Inc.		8.750%	2/14/19	15,520,000	18,079,900
Time Warner Cable Inc.		8.250%	4/1/19	20,250,000	22,975,994
Time Warner Cable Inc.		6.750%	6/15/39	6,785,000	6,603,779
Time Warner Entertainment Co. LP		8.375%	7/15/33	20,000	22,387
Time Warner Inc.		6.875%	5/1/12	4,460,000	4,771,063
Viacom Inc.		5.750%	4/30/11	14,870,000	15,223,341
Viacom Inc.		6.250%	4/30/16	6,600,000	6,502,056

					147,405,491

Metals and Mining	0.3%
Freeport-McMoRan Copper & Gold Inc.		8.375%	4/1/17	14,090,000	14,195,675
Steel Dynamics Inc.		6.750%	4/1/15	5,890,000	5,242,100
Steel Dynamics Inc.		8.250%	4/15/16	1,980,000	1,866,150	A

					21,303,925

Multi-Utilities	0.1%
Dominion Resources Inc.		5.125%	12/15/09	1,260,000	1,275,967
Dominion Resources Inc.		4.750%	12/15/10	1,010,000	1,038,040
Dominion Resources Inc.		5.700%	9/17/12	5,495,000	5,845,026
Dominion Resources Inc.		8.875%	1/15/19	90,000	107,329

					8,266,362

Multiline Retail	0.1%
J.C. Penney Co. Inc.		7.400%	4/1/37	690,000	544,551
Target Corp.		4.000%	6/15/13	5,340,000	5,296,367
The Neiman-Marcus Group Inc.		9.000%	10/15/15	6,986,237	4,121,880	H

					9,962,798

Office Electronics	N.M.
Xerox Corp.		6.750%	2/1/17	1,180,000	1,073,800

Oil, Gas and Consumable Fuels	4.6%
Anadarko Petroleum Corp.		8.700%	3/15/19	3,275,000	3,668,740
Anadarko Petroleum Corp.		6.450%	9/15/36	30,075,000	27,034,899
Apache Corp.		6.000%	1/15/37	240,000	254,089
Chesapeake Energy Corp.		6.375%	6/15/15	1,205,000	1,072,450
Chesapeake Energy Corp.		6.250%	1/15/18	1,970,000	1,635,100

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Oil, Gas and Consumable Fuels—Continued
Chesapeake Energy Corp.		7.250%	12/15/18	$7,765,000	$6,755,550
Conoco Inc.		6.950%	4/15/29	638,000	687,455
ConocoPhillips		8.750%	5/25/10	3,100,000	3,308,925
ConocoPhillips		5.900%	10/15/32	10,000	9,924
ConocoPhillips		6.500%	2/1/39	29,680,000	31,592,371
Devon Energy Corp.		6.300%	1/15/19	14,500,000	15,494,976
Devon Energy Corp.		7.950%	4/15/32	210,000	250,425
El Paso Corp.		7.000%	6/15/17	59,015,000	53,748,147
El Paso Corp.		7.800%	8/1/31	4,277,000	3,488,787
El Paso Corp.		7.750%	1/15/32	8,074,000	6,572,406
El Paso Natural Gas Co.		8.375%	6/15/32	2,520,000	2,741,085
Energy Transfer Partners LP		6.125%	2/15/17	5,305,000	5,270,337
Energy Transfer Partners LP		6.700%	7/1/18	320,000	327,137
Energy Transfer Partners LP		9.700%	3/15/19	15,000,000	17,220,675
Enterprise Products Operating LLP		6.300%	9/15/17	4,300,000	4,321,328
Hess Corp.		8.125%	2/15/19	22,800,000	25,956,751
Hess Corp.		7.875%	10/1/29	5,290,000	5,737,777
Hess Corp.		7.300%	8/15/31	13,235,000	13,661,736
KazMunaiGaz Exploration Production-GDR		8.375%	7/2/13	13,430,000	12,389,175	A
Kerr-McGee Corp.		6.875%	9/15/11	800,000	843,733
Kerr-McGee Corp.		6.950%	7/1/24	2,780,000	2,579,493
Kerr-McGee Corp.		7.875%	9/15/31	10,555,000	10,299,590
Kinder Morgan Energy Partners LP		6.750%	3/15/11	40,000	41,923
Kinder Morgan Energy Partners LP		7.125%	3/15/12	7,670,000	8,201,523
Kinder Morgan Energy Partners LP		5.850%	9/15/12	20,000	20,851
Kinder Morgan Energy Partners LP		5.000%	12/15/13	1,879,000	1,848,876
Kinder Morgan Energy Partners LP		6.000%	2/1/17	5,190,000	5,148,817
Kinder Morgan Energy Partners LP		6.950%	1/15/38	1,697,000	1,643,869
Noble Energy Inc.		8.250%	3/1/19	14,600,000	16,611,033
Occidental Petroleum Corp.		7.000%	11/1/13	360,000	412,155
Peabody Energy Corp.		6.875%	3/15/13	1,085,000	1,074,150
Peabody Energy Corp.		5.875%	4/15/16	880,000	774,400
Pemex Project Funding Master Trust		1.250%	12/3/12	104,000	97,240	A,B
Pemex Project Funding Master Trust		6.625%	6/15/35	21,623,000	19,556,533
SandRidge Energy Inc.		9.875%	5/15/16	6,450,000	6,224,250	A
Seariver Maritime Inc.		0.000%	9/1/12	70,000	65,100	J
The Williams Cos. Inc.		8.750%	1/15/20	7,640,000	7,964,700	A
The Williams Cos. Inc.		7.500%	1/15/31	990,000	871,200

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Oil, Gas and Consumable Fuels—Continued
The Williams Cos. Inc.		7.750%	6/15/31	$530,000	$477,000
XTO Energy Inc.		7.500%	4/15/12	971,000	1,075,623
XTO Energy Inc.		5.500%	6/15/18	7,710,000	7,725,890
XTO Energy Inc.		6.500%	12/15/18	14,476,000	15,530,446
XTO Energy Inc.		6.750%	8/1/37	2,570,000	2,682,959

					354,971,599

Paper and Forest Products	0.1%
Georgia-Pacific Corp.		8.125%	5/15/11	9,000	9,000
Weyerhaeuser Co.		6.750%	3/15/12	7,340,000	7,342,642

					7,351,642

Pharmaceuticals	1.1%
Abbott Laboratories		5.125%	4/1/19	29,920,000	30,806,530
Pfizer Inc.		6.200%	3/15/19	17,670,000	19,324,336
Roche Holdings Inc.		6.000%	3/1/19	9,890,000	10,545,519	A
Schering-Plough Corp.		6.000%	9/15/17	340,000	362,101
Wyeth		5.950%	4/1/37	19,955,000	20,644,006

					81,682,492

Real Estate Investment Trusts (REITs)	0.1%
Health Care Property Investors Inc.		6.450%	6/25/12	6,240,000	6,072,862
Host Marriott LP		6.750%	6/1/16	2,065,000	1,791,387
Ventas Inc.		9.000%	5/1/12	1,240,000	1,277,200
Ventas Inc.		6.750%	4/1/17	850,000	762,875

					9,904,324

Real Estate Management and Development	N.M.
Forest City Enterprises Inc.		7.625%	6/1/15	360,000	226,800
Forest City Enterprises Inc.		6.500%	2/1/17	597,000	328,350

					555,150

Road and Rail	N.M.
Hertz Corp.		8.875%	1/1/14	1,320,000	1,214,400
Hertz Corp.		10.500%	1/1/16	780,000	694,200

					1,908,600

Semiconductors and Semiconductor Equipment	N.M.
Freescale Semiconductor Inc.		8.875%	12/15/14	10,000	5,050

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Corporate Bonds and Notes—Continued

Specialty Retail	0.6%
Autozone Inc.		6.950%	6/15/16	$10,890,000	$11,167,096
Home Depot Inc.		4.625%	8/15/10	2,720,000	2,771,125
Home Depot Inc.		5.250%	12/16/13	5,510,000	5,661,239
Home Depot Inc.		5.400%	3/1/16	8,230,000	8,215,359
Limited Brands Inc.		6.125%	12/1/12	16,900,000	16,227,008

					44,041,827

Thrifts and Mortgage Finance	N.M.
Countrywide Financial Corp.		5.800%	6/7/12	350,000	352,181
Countrywide Financial Corp.		6.250%	5/15/16	290,000	257,281
Countrywide Home Loans Inc.		4.125%	9/15/09	160,000	160,521

					769,983

Tobacco	0.1%
Altria Group Inc.		9.700%	11/10/18	1,130,000	1,295,484	F
Philip Morris Capital Corp.		7.500%	7/16/09	190,000	190,010
Reynolds American Inc.		7.625%	6/1/16	100,000	100,300
Reynolds American Inc.		6.750%	6/15/17	8,430,000	7,871,116

					9,456,910

Wireless Telecommunication Services	0.9%
Cellco Partnership		8.500%	11/15/18	36,200,000	43,262,367	A
Cricket Communications Inc.		7.750%	5/15/16	6,215,000	5,981,937	A
Nextel Communications Inc.		6.875%	10/31/13	60,000	49,650
Nextel Communications Inc.		5.950%	3/15/14	493,000	388,238
Nextel Communications Inc.		7.375%	8/1/15	1,980,000	1,579,050
Sprint Capital Corp.		8.375%	3/15/12	17,545,000	17,281,825
Sprint Capital Corp.		6.900%	5/1/19	720,000	595,800
Sprint Capital Corp.		8.750%	3/15/32	3,395,000	2,732,975

					71,871,842

Total Corporate Bonds and Notes (Cost—$2,536,424,510)					2,318,557,694
Asset-Backed Securities	3.6%

Fixed Rate Securities	0.3%
Conseco Finance Securitizations Corp. 2000-4		8.310%	5/1/32	1,856,081	1,156,110
Contimortgage Home Equity Trust 1997-4 B1F		7.330%	10/15/28	991,178	716,622
Credit-Based Asset Servicing and Securitization LLC 2006-MH1 AF2		5.650%	10/25/36	719,129	674,753	A,E

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Asset-Backed Securities—Continued

Fixed Rate Securities—Continued
Green Tree Financial Corp. 1992-2 B		9.150%	1/15/18	$120,016	$78,528
Green Tree Financial Corp. 1993-2		8.000%	7/15/18	356,610	367,721
Green Tree Financial Corp. 1996-5		8.100%	7/15/27	2,335,726	269,036
Green Tree Home Improvement Loan Trust 1996-A		7.400%	2/15/26	197,463	129,656
Lehman ABS Manufactured Housing Contract 2001-B A3		4.350%	5/15/14	2,900,827	1,866,730
Lehman ABS Manufactured Housing Contract 2001-B A6		6.467%	8/15/28	1,973,352	1,385,669
Merrill Lynch Mortgage Investors Inc. 2005-SD1 A2		5.666%	5/25/46	790,060	679,488
Origen Manufactured Housing Contract Trust 2005-B		5.910%	1/15/37	4,797,000	3,408,094
Origen Manufactured Housing Contract Trust 2005-B		5.990%	1/15/37	1,500,000	916,681
Origen Manufactured Housing Contract Trust 2005-B		6.480%	1/15/37	2,100,000	1,309,167
Patrons’ Legacy 2003-IV		5.775%	12/23/63	8,900,000	7,141,666	A,C
Pegasus Aviation Lease Securitization 2000-1 A2		8.370%	3/25/30	4,475,000	1,118,750	A
UCFC Home Equity Loan 1998-C		5.935%	1/15/30	4,469	3,870
Vanderbilt Mortgage Finance 1997-B 1B2		8.155%	10/7/26	166,357	109,669
WEF Issuer LLC 2006-A		5.190%	12/15/14	193,149	190,651	A

					21,522,861

Indexed SecuritiesB	3.2%
ACE Securities Corp. 2006-GP1 A		0.444%	2/25/31	447,566	269,177
Ace Securities Corp. Home Equity Loan Trust 2006-SL3		0.414%	6/25/36	964,952	132,332
AFC Home Equity Loan Trust 2002-2		0.614%	6/25/30	383,633	137,409
Asset Backed Securities Corp. Home Equity Loan Trust 2001-HE3		0.859%	11/15/31	230,494	119,624
Bear Stearns Asset Backed Securities Inc. 2005-CL1		0.814%	9/25/34	8,242,495	3,990,192	C
Bear Stearns Asset Backed Securities Inc. 2006-1 A		0.594%	2/25/36	1,564,866	1,171,285
Bear Stearns Second Lien Trust 2007-SV1A A3		0.564%	12/25/36	2,143,065	468,889	A,C
CDC Mortgage Capital Trust 2002-HE1		0.934%	1/25/33	436,289	312,773

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Asset-Backed Securities—Continued

Indexed Securities—Continued
Countrywide Asset-Backed Certificates 2002-BC1		0.974%	4/25/32	$133,417	$57,754
Countrywide Asset-Backed Certificates 2003-1		0.994%	6/25/33	263,264	223,585
Countrywide Asset-Backed Certificates 2003-BC3		0.934%	9/25/33	637,078	349,870
Countrywide Asset-Backed Certificates 2004-2 M1		0.814%	5/25/34	390,000	201,768
Countrywide Asset-Backed Certificates 2006-SD4 A1		0.654%	12/25/36	213,738	87,184	A
Countrywide Home Equity Loan Trust 2002-F		0.669%	11/15/28	341,085	207,908
Countrywide Home Equity Loan Trust 2004-I A		0.609%	2/15/34	380,344	130,789
Countrywide Home Equity Loan Trust 2006-E 2A		0.459%	7/15/36	405,636	122,002
Countrywide Home Equity Loan Trust 2006-RES		0.579%	6/15/29	490,482	98,096	A
Credit-Based Asset Servicing and Securitization 2007-RP1 A		0.624%	5/25/46	32,706,840	16,982,209	A,C
EMC Mortgage Loan Trust 2002-B A1		0.964%	2/25/41	494,005	264,766	A,C
Fairbanks Capital Mortgage Loan Trust 1999-1 A		1.514%	5/25/28	774,810	735,856	A
Fleet Home Equity Loan Trust 2003-1		0.565%	1/20/33	2,745,738	1,659,185
GMAC Mortgage Corp. Loan Trust 2004-HE3 A2VN		0.549%	10/25/34	46,723,083	19,748,452	C
GMAC Mortgage Corp. Loan Trust 2004-VF1 A1		1.064%	2/25/31	4,776,202	1,879,967	A
GMAC Mortgage Corp. Loan Trust 2005-HE3 A1VN		0.569%	2/25/36	38,035,096	9,917,608	C
GMAC Mortgage Corp. Loan Trust 2006-HE1 A		0.524%	11/25/36	1,895,183	578,199
Greenpoint Mortgage Funding Trust 2005-HE1		0.714%	9/25/34	3,787,000	1,930,435
GSAA Home Equity Trust 2005-6 A3		0.684%	6/25/35	5,000,000	2,323,355
GSAA Home Equity Trust 2007-6 A4		0.614%	5/25/47	10,000,000	3,470,109
GSAMP Trust 2006-S4		0.404%	5/25/36	159,189	19,919
GSRPM Mortgage Loan Trust 2004-1 A1		0.794%	9/25/42	931,099	899,844	A

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Asset-Backed Securities—Continued

Indexed Securities—Continued
Indymac Home Equity Loan Asset-Backed Trust 2001-A		0.574%	3/25/31	$80,902	$49,887
Indymac Seconds Asset Backed Trust A-A		0.444%	6/25/36	541,541	38,477
Lehman XS Trust 2005-5N		0.614%	11/25/35	18,177,380	7,603,633
Lehman XS Trust 2005-5N 3A1A		0.614%	11/25/35	4,882,407	2,083,198
Lehman XS Trust 2006-2N 1A1		0.574%	2/25/46	3,828,431	1,603,411
Lehman XS Trust 2006-4N A2A		0.534%	4/25/46	6,261,760	2,637,019
Lehman XS Trust 2007-8H A1		0.444%	6/25/37	72,282,424	49,002,265
Lehman XS Trust 2007-9 1A1		0.434%	6/25/37	686,252	477,972
Long Beach Mortgage Loan Trust 2006-8 2A4		0.554%	9/25/36	7,500,000	1,902,240
Long Beach Mortgage Loan Trust 2006-9 2A3		0.474%	10/25/36	6,200,000	1,479,402
Merrill Lynch Mortgage Investors Trust 2007-SD1 A1		0.764%	2/25/37	79,900,803	42,216,684
Morgan Stanley ABS Capital I 2003-HE3 M1		0.994%	10/25/33	1,400,000	707,333
Morgan Stanley Mortgage Loan Trust 2006-4SL A1		0.464%	3/25/36	304,577	55,233
MSDWCC Heloc Trust 2005-1		0.504%	7/25/17	1,687,905	707,068
Nelnet Student Loan Trust 2008-4 A4		2.572%	4/25/24	430,000	423,670
Option One Mortgage Loan Trust 2003-1		1.154%	2/25/33	14,177	7,553
Provident Bank Home Equity Loan Trust 2000-2		0.854%	8/25/31	235,705	78,851
RAAC 2006-RP2 A		0.564%	2/25/37	367,053	171,407	A
RAAC 2006-RP3 A		0.584%	5/25/36	37,932	12,821	A
RAAC 2006-RP4 A		0.604%	1/25/46	25,715,084	15,624,251	A
RAAC 2007-RP2 M1		0.964%	2/25/46	600,000	10,965	A
RAAC 2007-SP3 A1		1.514%	9/25/37	817,744	506,962
Renaissance Home Equity Loan Trust 2003-4 A3		0.934%	3/25/34	16,281,501	8,037,858
Renaissance Home Equity Loan Trust 2005-1		0.644%	5/25/35	2,468,986	1,466,039
Residential Asset Mortgage Products Inc. 2003-RS4		0.974%	5/25/33	733,977	377,562
Residential Funding Mortgage Securities II 2003-HS3		0.604%	8/25/33	192,301	109,873
Residential Funding Securities Corp. 2002-RP2 A1		1.064%	10/25/32	5,556,263	2,923,309	A,C
SACO I Trust 2006-3 A3		0.544%	4/25/36	3,549,710	532,724

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Asset-Backed Securities—Continued

Indexed Securities—Continued
SACO I Trust 2006-5 1A		0.464%	4/25/36	$332,543	$39,389
SACO I Trust 2006-6 A		0.444%	6/25/36	836,942	57,973
Salomon Brothers Mortgage Securities VII 2002-CIT1		0.614%	3/25/32	233,940	208,546
Securitized Asset Backed Receivables LLC 2007-BR3 A2B		0.534%	4/25/37	51,787,000	12,526,152
Securitized Asset Backed Receivables LLC Trust 2007-BR2 A2		0.544%	2/25/37	32,526,719	12,872,804
SLM Student Loan Trust 2006-10 A2		1.102%	10/25/17	91,140	91,147
SLM Student Loan Trust 2006-5		1.082%	7/25/17	215,624	215,483
Southern Pacific Secured Asset Corp. 1998-2		0.654%	7/25/29	18,345	7,343
Structured Asset Securities Corp. 2006-ARS1 A1		0.424%	2/25/36	681,419	75,564	A
Truman Capital Mortgage Loan Trust 2006-1		0.574%	3/25/36	19,989,543	10,494,510	A,C
Vanderbilt Mortgage Finance 1999-D		3.568%	1/7/30	4,100,000	2,681,949
Wachovia Asset Securitization Inc. 2002-HE1		0.684%	9/27/32	576,412	276,005
Wachovia Asset Securitization Inc. 2002-HE2		0.744%	12/25/32	62,082	25,460
Wachovia Asset Securitization Inc. 2003-HE1		0.604%	3/25/33	13,433	7,762

					248,918,295

Stripped Securities	N.M.
Oakwood Mortgage Investors Inc. 2001-E		6.000%	11/15/09	3,621,951	70,907	I,K1

Variable Rate SecuritiesL	0.1%
Countrywide Asset-Backed Certificates 2004-15		4.614%	12/25/32	9,465,485	6,334,044
Structured Asset Securities Corp. 2005-SC1 1A2		9.002%	5/25/31	627,350	422,566	A
Terwin Mortgage Trust 2006-10SL A1		4.392%	10/25/37	25,618,309	1,977,375
Vanderbilt Mortgage Finance 1997-C		7.830%	8/8/27	399,671	290,849

					9,024,834

Total Asset-Backed Securities (Cost—$573,972,858)					279,536,897

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Mortgage-Backed Securities	12.1%

Fixed Rate Securities	3.5%
Banc of America Commercial Mortgage Inc. 2006-1 A4		5.372%	9/10/45	$310,000	$255,297
Banc of America Commercial Mortgage Inc. 2007-5 A3		5.620%	2/10/51	2,430,000	1,822,711
Banc of America Funding Corp. 2003-1		6.000%	5/20/33	386,672	365,345
Banc of America Funding Corp. 2006-8T2 A2		5.791%	10/25/36	73,813	63,034
Bear Stearns Commercial Mortgage Securities 2007-PW17 A3		5.736%	6/11/50	6,250,000	5,338,047
Commercial Capital Access One Inc. 2I		12.000%	11/15/27	1,932,371	376,426	A
Commercial Mortgage Pass-Through Certificates 2001-J1A A2		6.457%	2/14/34	337,933	343,661	A
Countrywide Alternative Loan Trust 2003-20CB 1A1		5.500%	10/25/33	20,033,570	16,671,687
Credit Suisse Mortgage Capital Certificates 2006-C4 A3		5.467%	9/15/39	1,800,000	1,259,524
GE Capital Commercial Mortgage Corp. 2007-C1 A4		5.543%	12/10/49	24,050,000	16,613,822
GS Mortgage Securities Corp. II 2005-GG4		4.680%	7/10/39	18,650,000	17,953,952
JP Morgan Chase Commercial Mortgage Pass-Through Certificates 2005-CIBC12		4.895%	9/12/37	3,000,000	2,556,595
JP Morgan Chase Commercial Mortgage Securities Corp. 2006-CB15		5.814%	6/12/43	2,370,000	1,864,060
JP Morgan Chase Commercial Mortgage Securities Corp. 2006-CB17 A4		5.429%	12/12/43	1,240,000	1,002,452
JP Morgan Chase Commercial Mortgage Securities Corp. 2006-LDP9 A3		5.336%	5/15/47	50,000,000	38,329,735
JP Morgan Chase Commercial Mortgage Securities Corp. 2007-LDPX A3		5.420%	5/15/49	34,910,000	25,696,884
LB-UBS Commercial Mortgage Trust 2000-C3 A2		7.950%	5/15/25	85,156	86,541
LB-UBS Commercial Mortgage Trust 2005-C3 A5		4.739%	7/15/30	4,120,000	3,525,341
LB-UBS Commercial Mortgage Trust 2005-C3 AAB		4.664%	7/15/30	4,100,000	3,941,195
LB-UBS Commercial Mortgage Trust 2005-C5		4.954%	9/15/30	1,570,000	1,345,199
MASTR Reperforming Loan Trust 2005-1 1A1		6.000%	8/25/34	4,550,931	4,675,370	A

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Mortgage-Backed Securities—Continued

Fixed Rate Securities—Continued
MASTR Reperforming Loan Trust 2005-1 1A3		7.000%	8/25/34	$6,564,221	$7,220,644	A
Merrill Lynch/Countrywide Commercial Mortgage 2007-6 A4		5.485%	3/12/51	22,470,000	15,071,072
Morgan Stanley Capital I 2005-HQ6		4.989%	8/13/42	21,070,000	18,000,798
Morgan Stanley Capital I 2006-IQ12 A4		5.332%	12/15/43	300,000	224,346
Morgan Stanley Capital I 2007-HQ11 A31		5.439%	2/12/44	3,995,000	3,357,239
Morgan Stanley Capital I 2007-IQ14 A4		5.692%	4/15/49	20,290,000	14,789,838
Morgan Stanley Mortgage Loan Trust 2006-2 5A2		5.500%	2/25/36	205,504	198,640
Prime Mortgage Trust 2006-DR1 2A2		6.000%	11/25/36	69,459,802	48,263,713	A
Residential Accredit Loans Inc. 2007-QS4 3A9		6.000%	3/25/37	9,200,000	3,997,835
Residential Asset Mortgage Products Inc. 2004-SL2		8.500%	10/25/31	200,788	177,885
Residential Asset Mortgage Products Inc. 2004-SL4		7.500%	7/25/32	1,986,732	1,858,836
Residential Asset Mortgage Products Inc. 2005-SL2		7.500%	3/25/32	9,324,452	5,035,204	C
Residential Asset Securitization Trust 2003-A14		4.750%	2/25/19	1,961,722	1,931,683

					264,214,611

Indexed SecuritiesB	4.9%
American Home Mortgage Assets Trust 2006-3		0.504%	7/25/46	17,466,006	7,096,698
American Home Mortgage Investment Trust 2005-4		0.604%	11/25/45	14,826,876	6,534,744
Bayview Commercial Asset Trust 2006-2A A1		0.544%	7/25/36	1,644,267	938,712	A
Bayview Commercial Asset Trust 2006-SP1 A1		0.584%	4/25/36	1,601,782	1,130,938	A
Bear Stearns Second Lien Trust 2007-SV1A A1		0.534%	12/25/36	5,572,751	2,104,672	A,C
Chevy Chase Mortgage Funding Corp. 2005-4A A1		0.514%	10/25/36	1,297,208	573,320	A
Citigroup Mortgage Loan Trust Inc. 2005-5		5.346%	8/25/35	215,265	116,426
Citigroup Mortgage Loan Trust Inc. 2005-HE2		0.714%	7/25/35	7,703,979	4,611,987	A

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Mortgage-Backed Securities—Continued

Indexed Securities—Continued
Citigroup Mortgage Loan Trust Inc. 2006-AR9 1A3		0.554%	11/25/36	$37,346,000	$7,158,985
Countrywide Alternative Loan Trust 2004-J9 3A4		0.704%	10/25/34	103,121	49,209
Countrywide Alternative Loan Trust 2005-38 A3		0.664%	9/25/35	16,195,245	7,367,570
Countrywide Alternative Loan Trust 2005-44 1A1		0.644%	10/25/35	19,773,116	8,501,218
Countrywide Alternative Loan Trust 2005-44 2A1		0.624%	10/25/35	10,122,940	4,590,158
Countrywide Alternative Loan Trust 2005-56 3A1		0.604%	11/25/35	12,458,073	5,444,365
Countrywide Alternative Loan Trust 2005-56 4A1		0.624%	11/25/35	6,403,984	2,860,488
Countrywide Alternative Loan Trust 2005-59 1A1		0.644%	11/20/35	6,102,102	2,755,986
Countrywide Alternative Loan Trust 2005-72 A1		0.584%	1/25/36	4,404,289	1,923,847
Countrywide Alternative Loan Trust 2005-J12		0.584%	8/25/35	767,460	347,693
Countrywide Alternative Loan Trust 2006-0A10 4A1		0.504%	8/25/46	663,034	260,498
Countrywide Alternative Loan Trust 2006-0A11 A4		0.504%	9/25/46	711,576	269,409
Countrywide Alternative Loan Trust 2006-0A2 A5		0.545%	5/20/46	7,278,006	2,777,489
Countrywide Alternative Loan Trust 2006-0A9 2A1B		0.515%	7/20/46	729,637	280,734
Countrywide Alternative Loan Trust 2006-OA1 2A1		0.525%	3/20/46	154,280	63,233
Countrywide Alternative Loan Trust 2006-OA18 A2		0.554%	12/25/36	303,881	56,657
Countrywide Alternative Loan Trust 2006-OA2 A1		0.525%	5/20/46	14,255,794	5,685,058
Countrywide Alternative Loan Trust 2006-OC2 2A3		0.604%	2/25/36	10,000,000	1,409,937
Countrywide Home Loans 2005-09 1A1		0.614%	5/25/35	7,512,228	3,364,924
Countrywide Home Loans 2005-R3		0.714%	9/25/35	5,667,669	3,827,944	A
Countrywide Home Loans 2006-OA5 1A1		0.514%	4/25/46	4,752,140	1,803,824

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Mortgage-Backed Securities—Continued

Indexed Securities—Continued
DSLA Mortgage Loan Trust 2006-AR1 1A1A		2.260%	3/19/46	$1,869,450	$523,446
DSLA Mortgage Loan Trust 2006-AR1 1A1B		2.260%	3/19/47	1,448,824	344,477
First Horizon Alternative Mortgage Securities 2006-FA8 1A8		0.684%	2/25/37	673,149	297,982
GMAC Mortgage Corp. Loan Trust 2005-AR6 2A1		5.222%	11/19/35	258,767	183,767
Greenpoint Mortgage Funding Trust 2005-AR5 2A2		0.584%	11/25/46	5,153,138	1,680,925
Greenpoint Mortgage Funding Trust 2006-AR3 3A1		0.544%	4/25/36	5,385,311	1,937,300
Greenpoint Mortgage Funding Trust 2007-AR2 1A1		0.444%	4/25/47	59,883,120	37,471,198
GSMPS Mortgage Loan Trust 2005-RP2		0.664%	3/25/35	18,670,177	16,963,072	A
GSMPS Mortgage Loan Trust 2005-RP3		0.664%	9/25/35	28,808,732	19,836,063	A
Harborview Mortgage Loan Trust 2005-3		0.553%	6/19/35	15,197,935	7,116,616
Harborview Mortgage Loan Trust 2005-7		3.477%	6/19/45	6,415,360	2,566,652	C
Harborview Mortgage Loan Trust 2006-13 A		0.493%	11/19/46	714,370	293,087
Harborview Mortgage Loan Trust 2006-7		0.513%	10/19/37	3,560,548	1,523,865
Harborview Mortgage Loan Trust 2007-4 2A1		0.533%	7/19/47	32,265,049	12,684,652
Impac CMB Trust 2003-4 1A1		0.954%	10/25/33	128,222	76,821
Impac Secured Assets Corp. 2005-2		0.634%	3/25/36	423,053	173,862
Impac Secured Assets Corp. 2006-1 1A2B		0.514%	5/25/36	173,300	63,542
Impac Secured Assets Corp. 2006-2 2A1		0.664%	8/25/36	4,229,541	2,344,596
IndyMac Inda Mortgage Loan Trust 2007-AR7 1A1		6.142%	11/25/37	13,285,795	8,666,950
IndyMac Index Mortgage Loan Trust 2004-AR2 2A1		0.934%	6/25/34	39,301	24,267
IndyMac Index Mortgage Loan Trust 2006-AR15 A1		0.434%	7/25/36	268,767	94,493
IndyMac Index Mortgage Loan Trust 2006-AR6 2A1A		0.514%	6/25/47	650,739	269,744
La Hipotecaria SA 2007-1GA A		5.250%	12/23/36	341,013	265,990	A
Lehman XS Trust 2006-GP2 1A1A		0.384%	6/25/46	291,867	204,307
Luminent Mortgage Trust 2006-4 A1A		0.504%	5/25/46	531,826	198,712
Luminent Mortgage Trust 2006-7 2A1		0.484%	12/25/36	4,922,286	1,927,440

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Mortgage-Backed Securities—Continued

Indexed Securities—Continued
MASTR Adjustable Rate Mortgages Trust 2004-13		3.469%	11/21/34	$1,830,000	$1,153,160
MASTR Adjustable Rate Mortgages Trust 2006-0A1 1A1		0.524%	4/25/46	527,875	215,763
MASTR Adjustable Rate Mortgages Trust 2007-3 12A1		0.514%	5/25/47	949,026	383,216
MASTR Reperforming Loan Trust 2005-2 1A1F		0.664%	5/25/35	5,396,464	3,719,624	A
MLCC Mortgage Investors Inc. 2003-B		0.654%	4/25/28	2,385,905	1,897,441
MLCC Mortgage Investors Inc. 2006-1 1A		4.677%	2/25/36	799,427	693,695	C
Novastar Mortgage-Backed Notes 2006-MTA1 2A1A		0.504%	9/25/46	532,772	221,962
RBSGC Mortgage Pass-Through Certificates 2007-B 1A4		0.764%	1/25/37	40,022,097	15,606,781
Residential Accredit Loans Inc. 2005-QO3 A1		0.714%	10/24/45	2,353,336	1,068,229
Residential Accredit Loans Inc. 2006-QO10 A1		0.474%	1/25/37	13,126,293	5,281,562
Residential Accredit Loans Inc. 2006-QO8 1A1A		0.404%	10/25/46	1,747,985	1,431,705
Residential Accredit Loans Inc. 2007-QO4 A1A		0.504%	5/25/47	13,292,886	5,046,619
Sequoia Mortgage Trust A4		0.675%	11/25/24	9,995	7,771
Structured Adjustable Rate Mortgage Loan Trust 2004-20 2A1		5.149%	1/25/35	334,256	226,214
Structured Adjustable Rate Mortgage Loan Trust 2005-19XS		0.614%	10/25/35	409,083	193,854
Structured Asset Mortgage Investments Inc. 2006-AR3 11A1		0.524%	4/25/36	5,351,424	2,246,161
Structured Asset Mortgage Investments Inc. 2006-AR6 1A1		0.494%	7/25/46	456,592	187,638
Structured Asset Mortgage Investments Inc. 2006-AR7 A1A		0.524%	8/25/36	39,186,417	16,141,148
Structured Asset Mortgage Investments Inc. 2007-AR4 GA4B		0.494%	9/25/47	1,045,282	356,471
Terwin Mortgage Trust 2006-9HGA A1		0.394%	10/25/37	304,830	273,054	A
WaMu Mortgage Pass-Through Certificates 2005-AR06 2A1A		0.544%	4/25/45	10,422,846	5,338,608
WaMu Mortgage Pass-Through Certificates 2005-AR08 1A1A		0.584%	7/25/45	10,095,938	4,778,091

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Mortgage-Backed Securities—Continued

Indexed Securities—Continued
WaMu Mortgage Pass-Through Certificates 2005-AR1 A1A		0.634%	1/25/45	$2,412,645	$1,213,342
WaMu Mortgage Pass-Through Certificates 2005-AR11		0.634%	8/25/45	32,638,704	17,701,813
WaMu Mortgage Pass-Through Certificates 2005-AR13 A1A1		0.604%	10/25/45	18,713,636	9,790,239
WaMu Mortgage Pass-Through Certificates 2005-AR13 B10		1.514%	10/25/45	5,829,154	76,734	A
WaMu Mortgage Pass-Through Certificates 2005-AR15 A1A1		0.574%	11/25/45	17,162,947	8,303,767
WaMu Mortgage Pass-Through Certificates 2005-AR15 A1A2		0.594%	11/25/45	26,993,752	12,271,616
WaMu Mortgage Pass-Through Certificates 2005-AR17 A1A1		0.584%	12/25/45	402,087	189,946
WaMu Mortgage Pass-Through Certificates 2005-AR17 A1A2		0.604%	12/25/45	16,672,670	7,393,412
WaMu Mortgage Pass-Through Certificates 2005-AR19 A1A1		0.584%	12/25/45	24,518,328	11,485,405
WaMu Mortgage Pass-Through Certificates 2005-AR19 A1A2		0.604%	12/25/45	26,749,555	12,500,896
WaMu Mortgage Pass-Through Certificates 2007-0A5 1A		2.090%	6/25/47	12,556,535	4,853,435	C
Wells Fargo Alternative Loan Trust 2007-PA2 2A1		0.744%	6/25/37	48,330,810	20,360,799
Wells Fargo Mortgage Backed Securities Trust 2006-AR8 3A2		5.237%	4/25/36	5,713,000	3,084,418

					377,335,138

Stripped Securities	N.M.
Diversified REIT Trust 2001-1A		1.338%	3/8/10	3,705,380	84,890	A,I,K1
FFCA Secured Lending Corp. 1999-1A		1.283%	9/18/25	159,944	3,681	A,I,K1
GMAC Commercial Mortgage Securities Inc. 1999-CTL1		0.326%	12/15/16	3,654	—	A,I,K1
LB-UBS Commercial Mortgage Trust 2001-C3 X		1.144%	6/15/36	8,089,561	122,288	A,I,K1

					210,859

Variable Rate SecuritiesL	3.7%
Banc of America Commercial Mortgage Inc. 2005-5 A4		5.115%	10/10/45	8,600,000	7,342,996

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Mortgage-Backed Securities—Continued

Variable Rate Securities—Continued
Banc of America Commercial Mortgage Inc. 2006-2 A4		5.929%	5/10/45	$28,805,000	$24,022,385
Banc of America Funding Corp. 2005-F 2A1		4.839%	9/20/35	18,502,083	8,590,965
Bear Stearns Adjustable Rate Mortgage Trust 2005-12 11A1		5.030%	2/25/36	558,514	304,611
Bear Stearns Commercial Mortgage Securities 2005-PW10 A4		5.405%	12/11/40	400,000	355,838
Citigroup Mortgage Loan Trust Inc. 2005-10 1A1A		5.115%	12/25/35	343,385	177,146
Commercial Mortgage Asset Trust 1999-C2		7.546%	11/17/32	160,554	162,431
Countrywide Alternative Loan Trust 2004-33 2A1		5.184%	12/25/34	41,639	21,972	C
Countrywide Home Loan Mortgage Pass Through Trust 2006-HYB1 2A1		5.292%	3/20/36	215,664	100,981
Countrywide Home Loan Mortgage Pass Through Trust 2006-HYB3 2A1A		5.683%	5/20/36	884,729	512,096
Credit Suisse Mortgage Capital Certificates 2006-C1 A4		5.609%	2/15/39	2,130,000	1,723,221
Credit Suisse Mortgage Capital Certificates 2007-C4 A3		6.004%	9/15/39	7,700,000	5,728,924
Credit Suisse Mortgage Capital Certificates 2007-C4 A4		6.004%	9/15/39	2,040,000	1,391,100
Credit Suisse Mortgage Capital Certificates 2007-C5 A3		5.694%	9/15/40	2,740,000	2,147,780
Credit Suisse Mortgage Capital Certificates A3-C2		5.846%	3/15/39	8,200,000	5,859,619
Deutsche Mortgage Securities Inc. 2005-WF1 1A3		5.119%	6/26/35	28,770,000	18,610,927	A
GE Capital Commercial Mortgage Corp. 2005-C4		5.513%	11/10/45	15,020,000	12,640,261
GSR Mortgage Loan Trust 2005-AR7 1A1		5.388%	11/25/35	2,572,571	1,674,285
Harborview Mortgage Loan Trust 2006-2		4.874%	2/25/36	5,300,558	2,597,273
IndyMac INDX Mortgage Loan Trust 2004-AR15		4.721%	2/25/35	426,148	208,812
IndyMac INDX Mortgage Loan Trust 2005-AR1 1A1		4.714%	3/25/35	312,995	160,880
IndyMac INDX Mortgage Loan Trust 2005-AR13		3.881%	8/25/35	656,585	355,815

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Mortgage-Backed Securities—Continued

Variable Rate Securities—Continued
IndyMac INDX Mortgage Loan Trust 2005-AR15		5.099%	9/25/35	$9,280,802	$5,737,842
IndyMac INDX Mortgage Loan Trust 2005-AR9 1A1		3.675%	7/25/35	136,216	73,697
JP Morgan Chase Commercial Mortgage Securities Corp. 2005-CB13		5.457%	1/12/43	11,800,000	10,145,723
JP Morgan Chase Commercial Mortgage Securities Corp. 2006-LDP9 HS		5.939%	5/15/47	5,000,000	409,922	A
JP Morgan Mortgage Trust 2004-A3 SF3		4.594%	6/25/34	308,548	270,063
JP Morgan Mortgage Trust 2007-A2 4A2		6.036%	4/25/37	10,700,000	5,961,985
MASTR Adjustable Rate Mortgages Trust 2004-15		5.372%	12/25/34	30,130	19,796
MASTR Adjustable Rate Mortgages Trust 2004-4 3A1		3.507%	5/25/34	1,906,752	1,663,644
MASTR Adjustable Rate Mortgages Trust 2005-1 7A1		4.781%	2/25/35	623,650	323,401
MASTR Adjustable Rate Mortgages Trust 2006-2 3A1		4.853%	1/25/36	2,816,935	1,960,660
MASTR Adjustable Rate Mortgages Trust 2007-R5 A1		5.644%	11/25/35	7,349,454	3,221,208	A
Merrill Lynch Mortgage Investors Inc. 2006-A1 1A1		5.802%	3/25/36	33,096,531	17,982,444
Merrill Lynch Mortgage Investors Trust 2005-A2 A4		4.482%	2/25/35	206,113	167,374
Merrill Lynch Mortgage Trust 2005-CKI1		5.415%	11/12/37	18,940,000	16,065,838
Merrill Lynch Mortgage Trust 2005-MCP1		4.747%	6/12/43	12,230,000	10,497,166
Merrill Lynch Mortgage Trust 2006-C1 A4		5.840%	5/12/39	510,000	415,221
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-7 A4		5.810%	6/12/50	5,150,000	3,682,738
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-8 A3		6.156%	8/12/49	2,800,000	1,933,667
Morgan Stanley Mortgage Loan Trust 2004-10AR 4A		5.452%	11/25/34	4,739,909	3,804,876
Morgan Stanley Mortgage Loan Trust 2004-8AR 4A1		5.274%	10/25/34	9,664	6,651
Morgan Stanley Mortgage Loan Trust 2005-3AR		4.149%	7/25/35	6,391,476	3,687,325
Morgan Stanley Mortgage Loan Trust 2006-6AR 3A1		6.073%	5/25/36	9,175,866	4,385,833

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Mortgage-Backed Securities—Continued

Variable Rate Securities—Continued
Prime Mortgage Trust 2005-2		7.429%	10/25/32	$984,999	$852,640
Structured Adjustable Rate Mortgage Loan Trust 2004-16 5A2		5.070%	11/25/34	34,443,455	27,423,142
Thornburg Mortgage Securities Trust 2004-1		4.110%	3/25/44	86,431	76,812
Thornburg Mortgage Securities Trust 2007-4 2A1		6.207%	9/25/37	42,353,692	30,610,419
Thornburg Mortgage Securities Trust 2007-4 3A1		6.190%	9/25/37	40,036,579	25,731,894
WaMu Mortgage Pass-Through Certificates 2005-AR14 1A1		5.040%	12/25/35	553,800	484,162
WaMu Mortgage Pass-Through Certificates 2006-AR10 1A1		5.929%	9/25/36	423,566	272,536
WaMu Mortgage Pass-Through Certificates 2007-HY4 4A1		5.501%	9/25/36	125,422	75,813
WaMu Mortgage Pass-Through Certificates 2007-HY7 2A3		5.805%	7/25/37	23,300,000	11,685,267
Wells Fargo Mortgage Backed Securities Trust 2006-AR8 2A3		5.241%	4/25/36	239,151	175,372

					284,495,449

Total Mortgage-Backed Securities (Cost—$1,435,238,560)					926,256,057
Loan Participations and AssignmentsB	0.6%

Auto Components	N.M.
Allison Transmission Inc., Term Loan, Tranche B		3.070% to 3.080%	7/13/09	964,466	762,272

Communications Equipment	N.M.
Panamsat Corp., Term Loan, Tranche A		2.819%	7/6/09	1,350,000	1,260,000

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Loan Participations and Assignments—Continued

Computers and Peripherals	N.M.
SunGard Data Systems Inc., Term Loan, Tranche B		2.071% to 2.724%	8/11/09	$1,945,126	$1,799,242

Containers and Packaging	N.M.
Amscan Holdings Inc., Term Loan, Tranche B		2.759% to 3.381%	9/28/09	980,000	855,050

Diversified Consumer Services	N.M.
Thomson Medical Education, First Lien Term Loan		2.810%	7/31/09	985,000	824,664

Diversified Financial Services	N.M.
CCM Merger Inc., Term Loan, Tranche B		8.500%	9/30/09	883,686	737,877

Electric Utilities	N.M.
TXU, Term Loan, Tranche B2		3.810% to 3.821%	7/31/09	1,231,250	877,727

Health Care Providers and Services	0.1%
Vanguard Health Holding Co. II, Replacement Term Loan		2.560%	7/31/09	1,945,682	1,853,263

Hotels, Restaurants and Leisure	N.M.
Metro-Goldwyn-Mayer Studios Inc., Term Loan, Tranche B		3.560%	7/31/09	1,454,887	798,976

IT Services	0.4%
First Data Corp., Term Loan, Tranche B1		3.060% to 3.065%	7/31/09	36,212,850	27,094,962

Media	0.1%
Carmike Cinemas Inc., Delayed Draw Term Loan		5.190%	7/13/09	605,489	550,616
Charter Communications Operating LLC, Term Loan		6.250%	9/30/09	1,970,000	1,774,231
Citadel Communication Group, Term Loan, Tranche B		2.350% to 2.930%	9/30/09	1,000,000	518,333

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Loan Participations and Assignments—Continued

Media—Continued
CSC Holdings Inc., Incremental Term Loan, B		2.069%	7/15/09	$449,448	$421,920
CSC Holdings Inc., Incremental Term Loan, B2		2.069%	7/15/09	236,942	222,429
Idearc Inc., Term Loan, Tranche B		6.250%	9/30/09	951,360	404,328
Nielsen Finance LLC, Term Loan, Tranche B		2.321%	7/10/09	1,710,598	1,536,213
Tribune Co., Tranche B		5.250%	5/17/14	987,500	332,869
Univision Communications, Term Loan, Tranche B		2.560%	7/31/09	1,000,000	743,214
UPC Broadband Holding, Term Loan, Tranche N1		2.065%	7/1/09	648,288	598,208
UPC, Term Loan		2.065%	10/17/13	351,712	333,907

					7,436,268

Multiline Retail	N.M.
Dollar General Corp., Term Loan, Tranche B		3.060% to 3.789%	7/31/09	1,000,000	948,745

Paper and Forest Products	N.M.
Georgia-Pacific Corp., First Lien Term Loan		2.310% to 2.650%	9/10/09	867,884	816,304

Road and Rail	N.M.
Swift Transportation, Term Loan		3.625%	7/6/09	881,775	651,962

Semiconductors and Semiconductor Equipment	N.M.
Sensata Technologies, Term Loan, Tranche B		2.804%	7/29/09	1,458,750	1,103,788

Total Loan Participations and Assignments (Cost—$60,889,743)					47,821,100

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

U.S. Government and Agency Obligations	10.6%

Fixed Rate Securities	5.3%
Fannie Mae		6.250%	2/1/11	$6,960,000	$7,320,459	M
Fannie Mae		5.250%	8/1/12	6,050,000	6,286,555	M
Fannie Mae		5.000%	5/20/24	75,000,000	73,840,050	M
Federal Home Loan Bank		5.500%	7/15/36	3,040,000	3,100,143
Freddie Mac		4.875%	2/9/10	20,000,000	20,538,560	M
Tennessee Valley Authority		7.125%	5/1/30	840,000	1,016,052
Tennessee Valley Authority		5.980%	4/1/36	120,000	127,638
United States Treasury Bonds		8.750%	5/15/17	10,000	13,694
United States Treasury Bonds		8.875%	8/15/17	10,000	13,823
United States Treasury Bonds		4.500%	5/15/38	9,552,000	9,860,950
United States Treasury Bonds		3.500%	2/15/39	16,190,000	13,999,331
United States Treasury Bonds		4.250%	5/15/39	11,330,000	11,214,887
United States Treasury Notes		2.625%	6/30/14	228,210,000	228,924,297
United States Treasury Notes		3.250%	6/30/16	1,600,000	1,605,000
United States Treasury Notes		2.750%	2/15/19	32,000,000	29,969,920
United States Treasury Notes		3.125%	5/15/19	3,178,000	3,073,730

					410,905,089

Stripped Securities	0.2%
United States Treasury Bonds		0.000%	11/15/24	510,000	257,942	K2
United States Treasury Notes		0.000%	5/15/18	17,210,000	12,450,815	K2

					12,708,757

Treasury Inflation-Protected SecuritiesN	5.1%
United States Treasury Inflation- Protected Security		0.875%	4/15/10	1,519,438	1,519,438
United States Treasury Inflation- Protected Security		2.375%	1/15/25	73,254,569	75,291,925
United States Treasury Inflation- Protected Security		2.000%	1/15/26	54,015,301	52,884,329	O
United States Treasury Inflation- Protected Security		2.375%	1/15/27	157,729,506	163,299,250	O
United States Treasury Inflation- Protected Security		1.750%	1/15/28	14,330,342	13,524,261	O
United States Treasury Inflation- Protected Security		3.625%	4/15/28	24,744,491	30,110,952	O

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

U.S. Government and Agency Obligations—Continued

Treasury Inflation-Protected Securities—Continued
United States Treasury Inflation- Protected Security		3.875%	4/15/29	$40,843,475	$51,820,159	O

					388,450,314

Total U.S. Government and Agency Obligations (Cost—$790,042,201)					812,064,160
U.S. Government Agency Mortgage-Backed Securities	39.5%

Fixed Rate Securities	36.4%
Fannie Mae		6.500%	5/1/14 to 4/1/36	11,083,127	11,846,781	M
Fannie Mae		5.500%	1/1/17 to 3/1/37	301,106,054	311,702,474	M
Fannie Mae		9.500%	11/1/21	1,084	1,188	M
Fannie Mae		6.000%	4/1/24 to 8/1/37	8,363,740	8,789,333	M
Fannie Mae		5.000%	12/1/24	50,000,000	51,734,400	M,P
Fannie Mae		6.000%	12/1/24 to 12/1/39	74,430,000	77,893,976	M,P
Fannie Mae		7.000%	8/1/29 to 6/1/32	3,274,245	3,587,140	M
Fannie Mae		7.500%	11/1/29	16,096	17,535	M
Fannie Mae		5.000%	10/1/35	1,524,052,093	1,561,950,986	M
Fannie Mae		6.500%	12/1/39	119,200,000	126,948,000	M,P
Freddie Mac		6.000%	4/1/11 to 11/1/36	4,794,424	5,074,830	M
Freddie Mac		5.500%	12/1/13 to 7/1/20	907,350	954,675	M
Freddie Mac		7.000%	10/1/16 to 4/1/32	1,056,426	1,146,680	M
Freddie Mac		6.500%	7/1/29	256,267	275,332	M
Freddie Mac		5.000%	11/1/36	39,530,373	40,362,672	M
Freddie Mac		5.000%	12/1/39	145,800,000	148,260,375	M,P
Freddie Mac		5.500%	12/1/39	65,400,000	67,505,095	M,P
Government National Mortgage Association		7.500%	3/15/23 to 9/15/31	195,379	214,159
Government National Mortgage Association		7.000%	7/15/23 to 7/15/31	544,374	593,405
Government National Mortgage Association		6.500%	4/15/28 to 4/15/33	12,233,114	13,152,251
Government National Mortgage Association		6.000%	1/15/29 to 11/15/35	57,877,166	60,668,245
Government National Mortgage Association		8.000%	12/15/30 to 1/15/31	23,612	26,681

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

U.S. Government Agency Mortgage-Backed Securities—Continued

Indexed Securities—Continued
Government National Mortgage Association		5.000%	7/15/33 to 11/15/35	$60,241,649	$61,623,715
Government National Mortgage Association		5.500%	7/15/33 to 6/15/35	16,731,970	17,379,088
Government National Mortgage Association		4.000%	12/1/39	85,000,000	82,051,250	P
Government National Mortgage Association		5.000%	12/1/39	129,800,000	132,314,875	P

					2,786,075,141

Indexed SecuritiesB	2.4%
Fannie Mae		4.601%	5/1/35	4,002,955	4,139,443	M
Fannie Mae		4.471%	6/1/35	10,751,277	11,113,117	M
Fannie Mae		5.341%	6/1/35	2,580,399	2,687,341	M
Fannie Mae		5.117%	8/1/35	1,170,955	1,198,231	M
Fannie Mae		5.018%	9/1/35	2,722,345	2,793,326	M
Fannie Mae		5.135%	9/1/35	6,589,966	6,748,010	M
Fannie Mae		4.873%	10/1/35	2,311,443	2,386,837	M
Fannie Mae		4.905%	10/1/35	2,464,612	2,524,731	M
Fannie Mae		4.999%	10/1/35	2,580,769	2,646,222	M
Fannie Mae		5.672%	10/1/35	2,197,033	2,271,004	M
Fannie Mae		3.408%	11/1/35	329,288	334,400	M
Fannie Mae		3.417%	11/1/35	275,820	280,108	M
Fannie Mae		3.433%	11/1/35	281,697	286,091	M
Fannie Mae		3.434%	11/1/35	284,394	288,829	M
Fannie Mae		3.436%	11/1/35	271,199	275,429	M
Fannie Mae		5.306%	12/1/35	4,038,937	4,205,435	M
Fannie Mae		5.500%	2/1/36	665,121	694,615	M
Fannie Mae		5.486%	2/1/37	30,352,643	31,805,493	M
Fannie Mae		5.738%	8/1/37	1,059,794	1,107,392	M
Fannie Mae		5.531%	11/1/37	401,313	419,986	M
Freddie Mac		4.679%	8/1/35	12,972,482	13,218,712	M
Freddie Mac		4.772%	9/1/35	4,975,235	5,092,810	M
Freddie Mac		5.156%	9/1/35	1,750,344	1,818,916	M
Freddie Mac		5.001%	10/1/35	2,964,598	3,059,928	M
Freddie Mac		5.106%	12/1/35	5,701,047	5,917,803	M
Freddie Mac		5.184%	12/1/35	396,327	411,781	M
Freddie Mac		5.753%	2/1/37	51,732	54,403	M

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

U.S. Government Agency Mortgage-Backed Securities—Continued

Indexed Securities—Continued
Freddie Mac		5.784%	5/1/37	$5,043,680	$5,298,958	M
Freddie Mac		5.849%	5/1/37	13,421,755	14,106,603	M
Freddie Mac		5.867%	5/1/37	97,182	102,090	M
Freddie Mac		5.923%	5/1/37	552,278	581,831	M
Freddie Mac		5.381%	6/1/37	980,817	1,024,868	M
Freddie Mac		5.826%	6/1/37	2,531,899	2,660,583	M
Freddie Mac		5.900%	7/1/37	35,572,473	37,241,788	M
Freddie Mac		5.890%	8/1/37	12,237,845	12,863,389	M
Freddie Mac		6.087%	9/1/37	239,511	251,158	M
Government National Mortgage Association		0.715%	8/20/31	2,155	2,121

					181,913,782

Stripped Securities	0.7%
Financing Corp.		0.000%	11/30/17 to 4/5/19	1,570,000	1,047,821	I,K2
Financing Corp.		0.000%	2/8/18 to 9/26/19	83,954,000	54,957,823	K2

					56,005,644

Total U.S. Government Agency Mortgage-Backed Securities (Cost—$2,948,238,617)					3,023,994,567
Yankee BondsQ	7.2%

Aerospace and Defense	0.1%
Systems 2001 Asset Trust		6.664%	9/15/13	7,398,695	7,398,695	A

Commercial Banks	1.3%
Eksportfinans ASA		5.500%	5/25/16	260,000	271,480
Glitnir Banki Hf		6.330%	7/28/11	10,670,000	1,733,875	A,D,I
Glitnir Banki Hf		6.375%	9/25/12	18,040,000	2,931,500	A,D,I
HBOS Capital Funding LP		6.071%	6/30/49	60,000	21,870	A,E
HSBC Capital Funding LP		4.610%	6/27/49	2,090,000	1,469,667	A,E
Hypothekenbank in Essen AG		5.000%	1/20/12	1,380,000	1,421,789	A
ICICI Bank Ltd.		6.375%	4/30/22	14,709,000	11,470,902	A,E
ICICI Bank Ltd.		6.375%	4/30/22	15,561,000	12,154,324	A,E
Kaupthing Bank Hf		5.750%	10/4/11	5,550,000	721,500	A,D,I
Kaupthing Bank Hf		7.625%	2/28/15	80,340,000	6,427,200	A,D,I
Korea Development Bank		5.500%	11/13/12	60,000	60,965

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Yankee Bonds—Continued

Commercial Banks—Continued
Landsbanki Islands Hf		6.100%	8/25/11	$28,520,000	$855,600	A,D,I
Rabobank Nederland NV		11.000%	6/30/19	11,897,000	13,235,412	A,E
Resona Preferred Global Securities		7.191%	12/29/49	11,950,000	8,723,500	A,E
Royal Bank of Scotland Group PLC		7.640%	3/31/49	7,500,000	3,037,500	E
RSHB Capital SA		6.299%	5/15/17	30,690,000	26,393,400	A
Shinsei Finance Cayman Ltd.		6.418%	1/29/49	26,025,000	10,410,000	A,E

					101,340,484

Diversified Financial Services	0.5%
Aiful Corp.		5.000%	8/10/10	12,610,000	7,692,100	A
Credit Suisse Guernsey Ltd.		5.860%	5/29/49	150,000	97,500	E
European Investment Bank		4.000%	3/3/10	100,000	102,423
European Investment Bank		4.625%	3/21/12	50,000	53,412
MUFG Capital Finance 1 Ltd.		6.346%	7/29/49	7,400,000	6,478,034	E
Pemex Finance Ltd.		9.030%	2/15/11	3,500	3,745
SMFG Preferred Capital		6.078%	1/29/49	350,000	279,745	A,E
TNK-BP Finance SA		7.500%	7/18/16	1,650,000	1,435,500	A
TNK-BP Finance SA		7.500%	7/18/16	17,520,000	14,935,800	A
TNK-BP Finance SA		6.625%	3/20/17	724,000	571,960	A
TNK-BP Finance SA		6.625%	3/20/17	11,350,000	8,966,500	A

					40,616,719

Diversified Telecommunication Services	0.9%
British Telecommunications PLC		9.125%	12/15/10	2,315,000	2,458,697	F
British Telecommunications PLC		9.625%	12/15/30	11,160,000	12,372,623	F
Deutsche Telekom International Finance BV		5.750%	3/23/16	20,180,000	20,661,555
Intelsat Bermuda Ltd.		9.500%	6/15/16	1,367,000	1,373,835	A
Koninklijke (Royal) KPN NV		8.000%	10/1/10	14,800,000	15,529,300
Telecom Italia Capital SpA		5.250%	11/15/13	1,260,000	1,235,541
Telecom Italia Capital SpA		4.950%	9/30/14	3,730,000	3,570,800
Telecom Italia Capital SpA		5.250%	10/1/15	6,280,000	6,062,316
Wind Acquisition Finance SA		10.750%	12/1/15	4,800,000	4,800,000	A

					68,064,667

Electric Utilities	N.M.
Hydro-Quebec		6.300%	5/11/11	1,720,000	1,864,186

Energy Equipment and Services	0.2%
Compagnie Generale de Geophysique-Veritas		7.500%	5/15/15	1,970,000	1,807,475

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Yankee Bonds—Continued

Energy Equipment and Services—Continued
Compagnie Generale de Geophysique-Veritas		7.750%	5/15/17	$8,594,000	$7,820,540
Transocean Inc.		5.250%	3/15/13	290,000	300,716
Transocean Ltd.		6.000%	3/15/18	6,000,000	6,237,696

					16,166,427

Food and Staples Retailing	N.M.
Delhaize Group		6.500%	6/15/17	120,000	122,541

Foreign Governments	0.4%
Province of British Columbia		4.300%	5/30/13	180,000	181,874
Russian Federation		7.500%	3/31/30	20,050,560	19,739,776	A
United Mexican States		5.625%	1/15/17	374,000	378,114
United Mexican States		6.750%	9/27/34	7,443,000	7,506,266

					27,806,030

Gas Utilities	0.2%
Intergas Finance BV		6.375%	5/14/17	12,570,000	9,553,200	A
Intergas Finance BV		6.375%	5/14/17	2,055,000	1,530,975	A

					11,084,175

Industrial Conglomerates	0.8%
Tyco International Group SA		6.750%	2/15/11	35,798,000	37,189,432
Tyco International Group SA		6.375%	10/15/11	15,948,000	16,804,918
Tyco International Group SA		6.000%	11/15/13	5,398,000	5,488,784

					59,483,134

Insurance	0.3%
Merna Reinsurance Ltd.		2.348%	6/30/12	26,450,000	24,635,530	A,B

Media	N.M.
Rogers Cable Inc.		7.875%	5/1/12	687,000	740,478
Rogers Cable Inc.		6.750%	3/15/15	130,000	137,699
Shaw Communications Inc.		7.250%	4/6/11	630,000	648,900
Sun Media Corp.		7.625%	2/15/13	1,125,000	739,688

					2,266,765

Metals and Mining	1.1%
Barrick Gold Corp.		6.950%	4/1/19	7,165,000	8,024,843
BHP Billiton Finance USA Ltd.		6.500%	4/1/19	23,410,000	25,997,390

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Yankee Bonds—Continued

Metals and Mining—Continued
Corporacion Nacional del Cobre-Codelco		4.750%	10/15/14	$2,590,000	$2,667,988	A
Evraz Group SA		8.875%	4/24/13	27,310,000	22,394,200	A
Evraz Group SA Series 2008		8.875%	4/24/13	2,150,000	1,811,377	A
Rio Tinto Finance (USA) Ltd.		6.500%	7/15/18	6,528,000	6,531,806
Rio Tinto Finance USA Ltd.		5.875%	7/15/13	3,467,000	3,488,728
Teck Resources Ltd.		9.750%	5/15/14	800,000	828,000	A
Teck Resources Ltd.		10.250%	5/15/16	640,000	670,400	A
Teck Resources Ltd.		10.750%	5/15/19	1,330,000	1,429,750	A
Vale Overseas Ltd.		8.250%	1/17/34	20,000	22,494
Vale Overseas Ltd.		6.875%	11/21/36	14,286,000	13,564,628

					87,431,604

Oil, Gas and Consumable Fuels	1.2%
Anadarko Finance Co.		7.500%	5/1/31	16,297,000	15,902,107
BP Capital Markets PLC		5.250%	11/7/13	25,550,000	27,423,096
Conoco Funding Co.		6.350%	10/15/11	590,000	643,915
Conoco Funding Co.		7.250%	10/15/31	810,000	887,956
Gazprom		6.212%	11/22/16	15,320,000	12,792,200	A
Gazprom		6.510%	3/7/22	6,778,000	5,083,500	A
OPTI Canada Inc.		8.250%	12/15/14	2,405,000	1,587,300
Petrobras International Finance Co.		6.125%	10/6/16	11,400,000	11,685,000
Shell International Finance BV		6.375%	12/15/38	11,845,000	12,901,846
Teekay Shipping Corp.		8.875%	7/15/11	1,729,000	1,716,033

					90,622,953

Road and Rail	0.1%
Kansas City Southern de Mexico		12.500%	4/1/16	6,195,000	6,287,925

Thrifts and Mortgage Finance	N.M.
Willow Re Ltd.		6.295%	6/16/10	250,000	120,000	A,B,D

Wireless Telecommunication Services	0.1%
America Movil SA de CV		5.625%	11/15/17	6,290,000	6,147,884
Rogers Wireless Inc.		6.375%	3/1/14	1,850,000	1,982,961

					8,130,845

Total Yankee Bonds (Cost—$725,933,386)					553,442,680

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†		VALUE

Foreign Government Obligations	1.0%
Brazil Notas do Tesouro Nacional Series F		10.000%	1/1/12	147,147,000	BRL	$69,426,007
Canadian Real Return Bond		4.000%	12/1/31	7,092,301	CAD	8,435,058	R

Total Foreign Government Obligations (Cost—$66,068,399)						77,861,065
Preferred Stocks	0.7%
AES Trust III		6.750%		71,200	shs	3,042,376	G
Fannie Mae		5.375%		29		87,000	G,M,S
Fannie Mae		7.000%		53,100		82,305	B,M,S
Fannie Mae		8.250%		1,193,775		1,599,658	E,M,S
Freddie Mac		8.375%		1,737,615		2,119,890	E,M,S
General Motors Corp.		1.500%		437,087		1,147,353
General Motors Corp.		4.500%		25,191		66,126	G
General Motors Corp.		5.250%		3,790,025		9,948,816	G
General Motors Corp.		6.250%		8,565,662		22,484,863	G
General Motors Corp.		7.250%		127,900		335,738
General Motors Corp.		7.250%		56,300		147,788
General Motors Corp.		7.250%		45,400		119,175
General Motors Corp.		7.375%		327,800		860,475
General Motors Corp.		7.500%		259,700		681,712
Home Ownership Funding Corp.		1.000%		1,500		144,032	A,I,S
Home Ownership Funding Corp. II		1.000%		1,300		124,828	A,I,S
Preferred Blocker Inc.		7.000%		25,421		10,932,619	A

Total Preferred Stocks (Cost—$204,122,477)						53,924,754
Warrants	N.M.
Bear Stearns Trust Certficates 2001-2, Strike Price $97.72				10,000	wts	140,179	C,S

Total Warrants (Cost—$55,800)						140,179

Total Long-Term Securities (Cost—$9,340,986,551)						8,093,599,153
Short-Term Securities	2.6%

U.S. Government and Agency Obligations	1.9%
Fannie Mae		0.000%	8/3/09	$90,000,000		89,988,450	J,M
United States Treasury Bill		0.000%	10/29/09	55,000,000		54,965,185	J

						144,953,635

Semi-Annual Report to Shareholders

	% OF NET ASSETS	PAR/ SHARES†		VALUE

Short-Term Securities—Continued

Options Purchased	0.2%
Barclays Swaption Call, September 2009, Strike Price $2.02		40,000,000	T	$1,173,628	C
Barclays Swaption Put, August 2009, Strike Price $1.60		133,400,000	T	422,019	C
Barclays Swaption Put, July 2009, Strike Price $1.60		89,000,000	T	74,136	C
Credit Suisse First Boston Swaption Call, September 2009, Strike Price $2.02		44,500,000	T	1,305,661	C
Credit Suisse First Boston Swaption Put, April 2011, Strike Price $5.18		79,800,000	T	3,271,353
Credit Suisse First Boston Swaption Put, April 2012, Strike Price $5.20		40,000,000	T	3,200,160
Credit Suisse First Boston Swaption Put, August 2009, Strike Price $1.60		44,400,000	T	140,462	C
Credit Suisse First Boston Swaption Put, May 2011, Strike Price $5.12		40,000,000	T	1,730,712
Credit Suisse First Boston Swaption Put, September 2009, Strike Price $1.60		89,000,000	T	489,186	C

				11,807,317

Repurchase Agreement	0.5%
Goldman Sachs & Co. 0.030%, dated 6/30/09, to be repurchased at $42,235,035 on 7/1/09 (Collateral: $42,880,000 Fannie Mae note, 2.750%, due 3/13/14, value $43,094,400)		$42,235,000		42,235,000

Total Short-Term Securities (Cost—$196,691,705)				198,995,952
Total Investments (Cost—$9,537,678,256)U	108.2%			8,292,595,105
Other Assets Less Liabilities	(8.2)%			(631,695,380)

Net Assets	100.0%			$7,660,899,725

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts PurchasedV
Eurodollar Futures	September 2009	2,678	$9,591,604
Eurodollar Futures	December 2009	291	342,945
Eurodollar Futures	March 2010	2,492	1,465,452
Eurodollar Futures	June 2010	900	(351,550)
Eurodollar Futures	September 2010	844	(339,470)
U.S. Treasury Bond Futures	September 2009	2,988	6,181,161
U.S. Treasury Note Futures	September 2009	11,926	(9,555,499)
U.S. Treasury Note Futures	September 2009	2,728	(1,564,063)

			$5,770,580

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)

Futures Contracts WrittenV
U.S. Treasury Note Futures	September 2009	4,112	$(6,938,638)

			$(6,938,638)

Options WrittenV
Barclays Swaption Call, Strike Price $1.60	September 2009	80,000,000	$(68,016	)C
Barclays Swaption Call, Strike Price $4.95	October 2013	124,690,000	(2,767,869)
Barclays Swaption Put, Strike Price $4.95	October 2013	124,690,000	(909,988)
Credit Suisse First Boston Swaption Call, Strike Price $1.60	September 2009	89,000,000	(75,668	)C
Credit Suisse First Boston Swaption Put, Strike Price $4.11	July 2009	159,600,000	(956,068)
Credit Suisse First Boston Swaption Put, Strike Price $4.20	August 2009	80,000,000	(700,600)
Credit Suisse First Boston Swaption Put, Strike Price $4.43	October 2009	159,600,000	(2,280,636)
Credit Suisse First Boston Swaption Put, Strike Price $4.48	November 2009	80,000,000	(1,126,520)
Credit Suisse First Boston Swaption Put, Strike Price $4.74	October 2009	80,000,000	(1,843,408)
Credit Suisse First Boston Swaption Put, Strike Price $5.03	April 2010	40,000,000	(1,245,152)
Eurodollar Futures Call, Strike Price $99.25	September 2009	520	(61,100)
Eurodollar Futures Put, Strike Price $99.00	September 2009	673	59,729
JP Morgan Swaption Call, Strike Price $4.86	October 2013	124,700,000	(2,186,041)
JP Morgan Swaption Put, Strike Price $4.86	October 2013	124,700,000	(1,043,489)
U.S. Treasury Bond Futures Call, Strike Price $117.00	July 2009	457	(416,441)
U.S. Treasury Note Futures Call, Strike Price $115.00	July 2009	460	(465,894)
U.S. Treasury Note Futures Call, Strike Price $115.50	August 2009	776	(585,880)
U.S. Treasury Note Futures Call, Strike Price $118.00	August 2009	2,088	1,368,966
U.S. Treasury Note Futures Call, Strike Price $124.00	August 2009	403	281,344
U.S. Treasury Note Futures Put, Strike Price $112.00	August 2009	298	233,651
U.S. Treasury Note Futures Put, Strike Price $116.00	August 2009	403	(342,046)

			$(15,131,126)

N.M. —Not Meaningful.

A

Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, unless otherwise noted, represent 9.55% of net assets.

B

Indexed Security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of June 30, 2009.

C	Security is valued in good faith at fair value by or under the direction of the Board of Directors.
D	Bond is currently in default.

Semi-Annual Report to Shareholders

E

Stepped Coupon Security – A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

F	Credit Linked Security – The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
G	Convertible Security – Security may be converted into the issuer’s common stock.
H	Pay-in-Kind (“PIK”) security – A security in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.
I	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
J	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
K

Stripped Security – Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

L	The coupon rates shown on variable rate securities are the rates at June 30, 2009. These rates vary with the weighted average coupon of the underlying loans.
M	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.
N

Treasury Inflation-Protected Security –Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

O	All or a portion of this security is collateral to cover futures and options contracts written.
P	When-issued Security – Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
Q	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
R

Inflation-Protected Security – Security whose principal value is adjusted daily or monthly in accordance with changes to the relevant country’s Consumer Price Index or its equivalent used as an inflation proxy. Interest is calculated on the basis of the current adjusted principal value.

S	Non-income producing.
T	Par represents actual number of contracts.
U

Aggregate cost for federal income tax purposes is substantially the same as book cost. At June 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$207,947,335
Gross unrealized depreciation	(1,453,030,486)

Net unrealized depreciation	$(1,245,083,151)

V	Options written and futures are described in more detail in the notes to financial statements.
†	Securities are denominated in U.S. Dollars, unless otherwise noted.

BRL—Brazilian Real

CAD—Canadian Dollar

EUR—Euro

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Western Asset Core Plus Bond Portfolio

June 30, 2009 (Unaudited)

Assets:
Investment securities at market value (Cost—$9,340,986,551)		$8,093,599,153
Short-term securities at value (Cost—$196,691,705)		198,995,952
Foreign currency at value (Cost—$2,002,622)		1,947,447
Restricted cash pledged as collateral for swaps		474,530,000
Receivable for securities sold		278,403,791
Interest and dividends receivable		85,529,371
Unrealized appreciation of swaps		50,843,278
Premiums paid on open swaps		43,893,212
Unrealized appreciation of forward foreign currency contracts		19,546,581
Receivable for fund shares sold		4,419,463
Amount receivable for open swaps		2,736,812
Deposits with brokers for open futures contracts		573,112

Total assets		9,255,018,172

Liabilities:
Payable for securities purchased	$979,333,156
Unrealized depreciation of swaps	374,243,247
Premiums received on open swaps	85,745,302
Options written (Proceeds—$43,287,806)	58,418,932
Payable for fund shares repurchased	38,008,849
Payable for Lehman settlement	23,750,000
Unrealized depreciation of forward foreign currency contracts	9,391,215
Amount payable for open swaps	8,966,392
Due to custodian	5,763,520
Income distribution payable	3,279,043
Accrued management fee	2,398,047
Futures variation margin payable	2,276,450
Accrued distribution fees	126,657
Accrued expenses and other liabilities	2,417,637

Total liabilities		1,594,118,447

Net Assets		$7,660,899,725

Net assets consist of:
Accumulated paid-in-capital		$9,718,871,700
Undistributed net investment income		56,488,771
Accumulated net realized loss on investments, options, futures, swaps and foreign currency transactions		(540,251,964)
Net unrealized depreciation of investments, options, futures, swaps and foreign currency translations		(1,574,208,782)

Net Assets		$7,660,899,725

Net Asset Value Per Share:
Institutional Class (605,092,463 shares outstanding)		$9.16
Institutional Select Class (164,610,860 shares outstanding)		$9.16
Financial Intermediary Class (66,599,980 shares outstanding)		$9.16

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Western Asset Core Plus Bond Portfolio

	FOR THE SIX MONTHS ENDED JUNE 30, 2009 (Unaudited)		FOR THE PERIOD ENDED DECEMBER 31, 2008A
Investment Income:

Interest	$236,422,946		$541,517,843
Dividends	8,355,546		8,165,221
Income from securities loaned	—		4,681,641
Less: Foreign taxes withheld	—		(8)

Total income		$244,778,492		$554,364,697
Expenses:
Management fees	16,338,107		37,570,426
Distribution fees:
Financial Intermediary Class	845,417		2,052,242
Audit and legal fees	145,986		330,701
Custodian fees	446,710		1,213,485
Directors’ fees and expenses	184,006		305,871
Registration fees	52,227		90,664
Reports to shareholders:
Institutional Class	513,054		1,263,633
Institutional Select Class	7,507		445
Financial Intermediary Class	292,976		369,298
Transfer agent and shareholder servicing expense:
Institutional Class	489,359		767,454
Institutional Select Class	10,410		1,788
Financial Intermediary Class	594,306		580,100
Other expenses	182,439		156,951

	20,102,504		44,703,058
Less: Fees waived	(818,469)		(312,394)
Compensating balance credits	0 *		(239)

Net expenses		19,284,035		44,390,425

Net Investment Income		225,494,457		509,974,272
Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on:
Investments	(75,913,239)		(98,546,155)
Options written	62,471,396		113,732,898
Futures	(10,786,771)		98,112,457
Swaps	(333,273,593)		17,432,632
Foreign currency transactions	5,702,082		17,728,216

Change in unrealized appreciation/(depreciation) of:		(351,800,125)		148,460,048
Investments	428,327,754		(1,306,238,848)
Options written	2,829,205		(7,590,707)
Futures	(173,209,738)		250,307,147
Swaps	584,602,828		(718,842,163)
Foreign currency translations	4,228,987		(15,301,926)

		846,779,036		(1,797,666,497)

Net Realized and Unrealized Gain/(Loss) on Investments		494,978,911		(1,649,206,449)

Change in Net Assets Resulting From Operations		$720,473,368		$(1,139,232,177)

A	For the period April 1, 2008 to December 31, 2008.
*	Amount represents less than $100.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Western Asset Core Plus Bond Portfolio

	FOR THE SIX MONTHS ENDED JUNE 30, 2009 (Unaudited)	FOR THE PERIOD ENDED DECEMBER 31, 2008A	FOR THE YEAR ENDED MARCH 31, 2008
Change in Net Assets:
Net investment income	$225,494,457	$509,974,272	$738,844,157

Net realized gain/(loss)	(351,800,125)	148,460,048	(139,242,624)

Change in unrealized appreciation/(depreciation)	846,779,036	(1,797,666,497)	(693,893,653)

Change in net assets resulting from operations	720,473,368	(1,139,232,177)	(94,292,120)

Distributions to shareholders from:
Net investment income:
Institutional Class	(156,279,946)	(476,291,179)	(661,064,696)
Institutional Select Class	(39,655,314)	(32,587,186)	N/A
Financial Intermediary Class	(16,840,952)	(47,328,816)	(51,232,414)

Net realized gain on investments:
Institutional Class	(82,194,816)	—	(92,868,453)
Institutional Select Class	(22,083,719)	—	N/A
Financial Intermediary Class	(9,199,687)	—	(6,596,142)

Change in net assets from fund share transactions:
Institutional Class	(1,354,997,264)	(4,840,376,183)	2,284,647,990
Institutional Select Class	(134,325,597)	1,625,591,241	N/A
Financial Intermediary Class	(251,471,234)	(242,167,517)	517,528,015

Change in net assets	(1,346,575,161)	(5,152,391,817)	1,896,122,180

Net Assets:
Beginning of period	9,007,474,886	14,159,866,703	12,263,744,523

End of period	$7,660,899,725	$9,007,474,886	$14,159,866,703

Undistributed net investment income	$56,488,771	$43,770,526	$21,015,663

A	For the period April 1, 2008 to December 31, 2008.

N/A—Not applicable

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Western Asset Core Plus Bond Portfolio

For a share of each class of capital stock outstanding:

Institutional Class:

	SIX MONTHS ENDED JUNE 30, 2009 (Unaudited)		PERIOD ENDED DECEMBER 31, 2008A	YEARS ENDED MARCH 31,
				2008	2007	2006	2005	2004
Net asset value, beginning of period	$8.66		$9.87	$10.55	$10.24	$10.52	$10.71	$10.40

Investment operations:
Net investment income	.24B		.39B	.55B	.51B	.45C	.37C	.37C
Net realized and unrealized gain/(loss)	.63		(1.17)	(.62)	.33	(.18)	.04	.55

Total from investment operations	.87		(.78)	(.07)	.84	.27	.41	.92

Distributions from:
Net investment income	(.23)		(.43)	(.53)	(.53)	(.52)	(.35)	(.41)
Net realized gain on investments	(.14)		—	(.08)	—D	(.03)	(.25)	(.20)

Total distributions	(.37)		(.43)	(.61)	(.53)	(.55)	(.60)	(.61)

Net asset value, end of period	$9.16		$8.66	$9.87	$10.55	$10.24	$10.52	$10.71

Total return†	10.20%		(8.01)%	(.72)%	8.48%	2.57%	4.01%	9.12%

Ratios to Average Net Assets:E
Total expenses	.46%	F	.46%F	.43%	.44%	.45%	.45%	.48%
Expenses net of waivers, if any	.46%	F	.46%F	.43%	.44%	.45%	.45%	.45%
Expenses net of all reductions	.46%	F	.46%F	.43%	.44%	.45%	.45%	.45%
Net investment income	5.6%F		5.5%F	5.4%	4.9%	4.3%	3.3%	3.6%

Supplemental Data:
Portfolio turnover rate	120.9%		124.4%	488.2%	448.6%	549.4%	586.1%	463.8%
Net assets, end of period (in thousands)	$5,543,672		$6,607,180	$12,943,882	$11,495,842	$6,896,815	$4,565,054	$3,286,650

A	For the period April 1, 2008 to December 31, 2008.
B	Computed using average daily shares outstanding.
C	Computed using SEC method.
D	Amount less than $.01 per share.
E

Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

F	Annualized.
†

Performance figures may reflect compensating balance credits, fee waivers and/or expense reimbursements. In the absence of compensation balance credits, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Western Asset Core Plus Bond Portfolio

For a share of each class of capital stock outstanding:

Institutional Select Class:

	SIX MONTHS ENDED JUNE 30, 2009 (Unaudited)	PERIOD ENDED DECEMBER 31, 2008A
Net asset value, beginning of period	$8.66	$9.34

Investment operations:
Net investment income	.25B	.20B
Net realized and unrealized gain/(loss)	.62	(.62)

Total from investment operations	.87	(.42)

Distributions from:
Net investment income	(.23)	(.26)
Net realized gain on investments	(.14)	—

Total distributions	(.37)	(.26)

Net asset value, end of period	$9.16	$8.66

Total return†	10.22%	(4.54)%

Ratios to Average Net Assets:C
Total expenses	.43%D	.44%D
Expenses net of waivers, if any	.43%D	.44%D
Expenses net of all reductions	.43%D	.44%D
Net investment income	5.7%D	5.7%D

Supplemental Data:
Portfolio turnover rate	120.9%	124.4%
Net assets, end of period (in thousands)	$1,507,235	$1,559,843

A	For the period August 4, 2008 (commencement of operations) to December 31, 2008.
B	Computed using average daily shares outstanding.
C

Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

D	Annualized.
†

Performance figures may reflect compensating balance credits, fee waivers and/or expense reimbursements. In the absence of compensation balance credits, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Intermediary Class:

	SIX MONTHS ENDED JUNE 30, 2009 (Unaudited)	PERIOD ENDED DECEMBER 31, 2008A	YEARS ENDED MARCH 31,
			2008	2007	2006	2005	2004
Net asset value, beginning of period	$8.66	$9.88	$10.56	$10.24	$10.52	$10.71	$10.40

Investment operations:
Net investment income	.24B	.37B	.52B	.48B	.42C	.35C	.36C
Net realized and unrealized gain/(loss)	.62	(1.17)	(.62)	.35	(.18)	.04	.54

Total from investment operations	.86	(.80)	(.10)	.83	.24	.39	.90

Distributions from:
Net investment income	(.22)	(.42)	(.50)	(.51)	(.49)	(.33)	(.39)
Net realized gain on investments	(.14)	—	(.08)	—D	(.03)	(.25)	(.20)

Total distributions	(.36)	(.42)	(.58)	(.51)	(.52)	(.58)	(.59)

Net asset value, end of period	$9.16	$8.66	$9.88	$10.56	$10.24	$10.52	$10.71

Total return†	10.08%	(8.28)%	(.97)%	8.30%	2.32%	3.77%	8.82%

Ratios to Average Net Assets:E
Total expenses	.94%F	.77%F	.68%	.69%	.70%	.70%	.73%
Expenses net of waivers, if any	.70%F	.70%F	.68%	.69%	.70%	.70%	.70%
Expenses net of all reductions	.70%F	.70%F	.68%	.69%	.70%	.70%	.70%
Net investment income	5.3%F	5.2%F	5.1%	4.7%	4.0%	2.9%	3.2%

Supplemental Data:
Portfolio turnover rate	120.9%	124.4%	488.2%	448.6%	549.4%	586.1%	463.8%
Net assets, end of period (in thousands)	$609,993	$840,452	$1,215,985	$767,903	$503,217	$191,085	$7,040

A	For the period April 1, 2008 to December 31, 2008.
B	Computed using average daily shares outstanding.
C	Computed using SEC method.
D	Amount less than $.01 per share.
E

Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

F	Annualized.
†

Performance figures may reflect compensating balance credits, fee waivers and/or expense reimbursements. In the absence of compensation balance credits, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Notes to Financial Statements

(Unaudited)

1. Significant Accounting Policies:

Western Asset Funds, Inc. (“Corporation”), consisting of Western Asset Absolute Return Portfolio (“Absolute Return”), Western Asset Core Bond Portfolio (“Core”), Western Asset Core Plus Bond Portfolio (“Core Plus”), Western Asset High Yield Portfolio (“High Yield”), Western Asset Inflation Indexed Plus Bond Portfolio (“Inflation Indexed”), Western Asset Intermediate Bond Portfolio (“Intermediate”), Western Asset Intermediate Plus Bond Portfolio (“Intermediate Plus”), Western Asset Limited Duration Bond Portfolio (“Limited Duration”) and Western Asset Non-U.S. Opportunity Bond Portfolio (“Non-U.S.”) (individually a “Fund,” collectively the “Funds”), is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as a diversified, open-end management investment company with the exception of Non-U.S., which is non-diversified. Financial Statements for Absolute Return, High Yield, Inflation Indexed, Intermediate, Intermediate Plus, Limited Duration and Non-U.S. are contained in a separate Report to Shareholders. As of December 31, 2008, the funds’ fiscal year end has changed from March 31 to December 31.

Each Fund offers three classes of shares: Institutional Class, Institutional Select Class and Financial Intermediary Class. Shares in the Financial Intermediary Class bear a distribution fee. The income and expenses of each of the Funds are allocated proportionately to the three classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only on the Financial Intermediary Class shares, and transfer agent and shareholder servicing expenses, and certain other expenses, which are determined separately for each class.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through August 24, 2009, the issuance date of the financial statements.

Investment Valuation

The Funds’ securities are valued under policies approved by and under the general oversight of the Board of Directors. The Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

Semi-Annual Report to Shareholders

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Core

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Securities:
Corporate Bonds and Notes	—	$972,507,583	—	$972,507,583
Asset-Backed Securities	—	128,288,971	—	128,288,971
Mortgage-Backed Securities	—	642,374,177	$2,131,536	644,505,713
U.S. Government and Agency Obligations	—	416,609,776	—	416,609,776
U.S. Government Agency Mortgage-Backed Securities	—	1,111,965,505	—	1,111,965,505
Yankee Bonds	—	208,915,637	—	208,915,637
Preferred Stocks	$8,039,208	444,226	1,015,424	9,498,858
Total Long-Term Securities	8,039,208	3,481,105,875	3,146,960	3,492,292,043
Short-Term Securities:
U.S. Government and Agency Obligations	—	245,650,684	—	245,650,684
Options Purchased	—	4,975,828	—	4,975,828
Repurchase Agreements	—	29,837,000	—	29,837,000
Total Short-Term Securities	—	280,463,512	—	280,463,512
Total Investments	8,039,208	3,761,569,387	3,146,960	3,772,755,555
Other Financial Instruments
Futures Contracts Purchased	3,432,326	—	—	3,432,326
Futures Contracts Written	(3,398,066)	—	—	(3,398,066)
Options Written	(3,232,814)	(23,073,475)	—	(26,306,289)
Swaps:
Interest Rate Swaps	—	(12,344,454)	—	(12,344,454)
Credit Default Swaps on Corporate Issues—Buy	—	21,236,379	—	21,236,379
Credit Default Swaps on Corporate Issues—Sell	—	(32,153,527)	—	(32,153,527)
Credit Default Swaps on Credit Indices—Sell	—	(141,745,385)	—	(141,745,385)
Credit Default Swaps on Credit Indices—Buy	—	4,633,123	—	4,633,123
Total Other Financial Instruments	(3,198,554)	(183,447,339)	—	(186,645,893)
Total	$4,840,654	$3,578,122,048	$3,146,960	$3,586,109,662

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Long-Term Securities	Corporate Bonds and Notes	Mortgage- Backed Securities	Yankee Bonds	Preferred Stocks	Total
Investments in Securities
Balance as of December 31, 2008	$4,043,831	$2,503,942	$1,216,800	$1,042,166	$8,806,739
Accrued Premiums Discounts	37,112	144	175,697	—	212,953
Realized Gain (Loss)	—	2,441	—	—	2,441
Change in Unrealized Appreciation (Depreciation)	2,012,876	23,221	229,903	(26,742)	2,239,258
Net Purchases (Sales)	3,042,346	398,212	—	—	3,440,558
Transfers in and/or out of Level 3	8,736,487	—	1,622,400	—	10,358,887
Balance as of June 30, 2009	—	2,131,536	—	1,015,424	3,146,960
Net Unrealized Appreciation (Depreciation) for Investments in securities still held at June 30, 2009	$(768,324)	$(1,465,409)	$(15,815,730)	$(8,029,369)	$(26,078,832)

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Core Plus

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Securities:
Corporate Bonds and Notes	—	$2,318,557,694	—	$2,318,557,694
Asset-Backed Securities	—	248,069,986	$31,466,911	279,536,897
Mortgage-Backed Securities	—	920,505,186	5,750,871	926,256,057
Loan Participations and Assignments	—	47,821,100	—	47,821,100
U.S. Government and Agency Obligations	—	812,064,160	—	812,064,160
U.S. Government Agency Mortgage-Backed Securities	—	3,023,994,567	—	3,023,994,567
Yankee Bonds	—	553,442,680	—	553,442,680
Foreign Government Obligations	—	77,861,065	—	77,861,065
Preferred Stocks	$42,636,275	11,019,619	268,860	53,924,754
Warrants	—	140,179	—	140,179
Total Long-Term Securities	42,636,275	8,013,476,236	37,486,642	8,093,599,153
Short-Term Securities:
U.S. Government and Agency Obligations	—	144,953,635	—	144,953,635
Options Purchased	—	11,807,317	—	11,807,317
Repurchase Agreement	—	42,235,000	—	42,235,000
Total Short-Term Securities	—	198,995,952	—	198,995,952
Total Investments	42,636,275	8,212,472,188	37,486,642	8,292,595,105
Other Financial Instruments
Futures Contracts Purchased	5,770,580	—	—	5,770,580
Futures Contracts Written	(6,938,638)	—	—	(6,938,638)
Options Written	(6,955,584)	(51,463,348)	—	(58,418,932)
Forward foreign currency contracts	—	10,156,830	—	10,156,830
Swaps:
Interest Rate Swaps	—	(28,899,910)	—	(28,899,910)
Credit Default Swaps on Corporate Issues—Buy	—	38,538,850	—	38,538,850
Credit Default Swaps on Corporate Issues—Sell	—	(65,550,410)	—	(65,550,410)
Credit Default Swaps on Credit Indices—Sell	—	(268,483,427)	—	(268,483,427)
Credit Default Swaps on Credit Indices—Buy	—	994,928	—	994,928
Total Other Financial Instruments	(8,123,642)	(364,706,487)	—	(372,830,129)
Total	$34,512,633	$7,847,765,701	$37,486,642	$7,919,764,976

Semi-Annual Report to Shareholders

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Long-Term Securities	Corporate Bonds and Notes	Asset- Backed Securities	Mortgage- Backed Securities	Yankee Bonds	Preferred Stocks	Total
Investments in Securities
Balance as of December 31, 2008	$8,401,752	$12,803,818	$8,295,524	$4,820,400	$275,940	$34,597,434
Accrued Premiums/Discounts	25,589	15	(4,059)	696,029	—	717,574
Realized Gain (Loss)	—	86	(15,389)	—	—	(15,303)
Change in Unrealized Appreciation (Depreciation)	3,667,977	(800,340)	(196,251)	910,771	(7,080)	3,575,077
Net Purchases (Sales)	2,191,796	1,040,180	1,219,988	—	—	4,451,964
Transfers in and/or out of Level 3	13,451,238	21,441,290	1,152,910	6,427,200	—	42,472,638
Balance as of June 30, 2009	—	31,466,911	5,750,871	—	268,860	37,486,642
Net Unrealized Appreciation (Depreciation) for Investments in securities still held at June 30, 2009	$(2,042,042)	(31,038,117)	(5,061,136)	(62,654,616)	(1,525,236)	$(102,321,147)

Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

For the six months ended June 30, 2009, security transactions (excluding short-term investments) were as follows:

	Purchases		Proceeds From Sales
	U.S. Gov’t. Securities	Other	U.S. Gov’t. Securities	Other
Core	$4,520,677,588	$227,218,662	$5,751,587,234	$427,650,264
Core Plus	9,833,510,716	922,430,680	12,293,481,317	769,571,244

Forward Commitments

The Funds may enter into commitments to purchase securities on a “forward commitment” basis, including purchases on a “when-issued” basis or a “to be announced” basis. When such transactions are negotiated, certain terms may be fixed at the time the commitment is made, but delivery and payment for the securities takes place at a later date. During the period between a commitment and settlement, no payment is made by the purchaser for the securities purchased and, thus, no interest accrues to the purchaser from the transaction. In a “to be announced” transaction, a Fund commits to purchase securities for which all specific information is not yet known at the time of the trade, particularly the exact face amount in forward commitment mortgage backed securities transactions. Depending on market conditions, a Fund’s forward commitment purchases could cause its net asset value to be more volatile.

A Fund may sell the securities subject to a forward commitment purchase, which may result in a gain or loss. When a Fund purchases securities on a forward commitment basis, it assumes the risks of ownership, including the risk of price fluctuation, at the time of purchase, not at the time of receipt. Purchases of forward commitment securities also involve a risk of loss if the seller fails to deliver after the value of the securities has risen.

Each Fund may also enter into a forward commitment to sell securities it owns and will generally do so only with the intention of actually delivering the securities. In a forward sale, a Fund does not participate in gains or losses on the security occurring after the commitment date. Forward commitments to sell securities also involve a risk of loss if the seller fails to take delivery after the value of the securities has declined.

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Foreign Currency Translation

Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the New York Stock Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

Each Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is each Fund’s policy that its custodian acting on the Fund’s behalf, or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market daily to ensure the adequacy of the collateral. If the counterparty defaults, the affected Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which a Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Investment Income and Distributions to Shareholders

Investment income and distributions to shareholders are allocated at the class level and are recorded on the ex-dividend date. Dividends from net investment income are declared daily and paid monthly for each Fund. Net capital gain distributions, which are calculated at the Fund level, are declared and paid after the end of the tax year in which the gain is realized. An additional distribution may be made in December to the extent necessary in order to comply with federal excise tax requirements. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America; accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under federal income tax regulations. Interest income and expenses are recorded on the accrual basis. Bond discounts and premiums are amortized and included in interest income for financial reporting and federal income tax purposes.

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the market price of that security. The Fund must then borrow the security sold short and deliver it to the dealer that brokered the short sale. A gain, limited to the price at which the security was sold short, or a loss, potentially unlimited in size, will be recognized upon the termination of the short sale. With respect to each short sale, the Fund must maintain collateral in a segregated account consisting of liquid assets with a value at least equal to the current market value of the shorted securities, marked-to-market daily, or take other actions permitted by law to cover its obligations. Dividend expenses and fees paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date. The Funds had no open short sales as of June 30, 2009.

Compensating Balance Credits

The Funds have an arrangement with their custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on each Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

Subscription In-Kind

The Fund under certain conditions may accept portfolio securities rather than cash as payment for the purchase of fund shares. The cost basis of contributed securities is equal to the market value of securities on the date of contribution. There are no gains or losses recognized by the Fund and there are no tax consequences on subscription in-kind transactions. For the six months ended June 30, 2009, there were no subscription in-kind transactions.

Semi-Annual Report to Shareholders

Credit and Market Risk

Investments in structured securities collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

Other

In the normal course of business, each Fund enters into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Federal Income Taxes:

It is each Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2009, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates

3. Financial Instruments:

Forward Currency Exchange Contracts

As part of their investment program, the Funds may utilize forward currency exchange contracts. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation’s prospectus and statement of additional information.

Forward foreign currency contracts are marked-to-market daily using forward foreign currency exchange rates supplied by an independent pricing service. The change in a contract’s market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Funds’ securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

At June 30, 2009, open forward currency exchange contracts (expressed in the contractual currency) were:

Core Plus

Broker	Settlement Date	Contract to				Unrealized Gain/(Loss)
		Receive		Deliver
JPMorgan Chase Bank	8/19/09	CAD	18,877,545	USD	15,468,294	$772,960
Citibank NA	8/19/09	EUR	19,761,277	USD	25,717,523	1,999,659
Credit Suisse First Boston (London)	8/19/09	EUR	21,793,419	USD	28,717,189	1,850,278
Deutsche Bank AG London	8/19/09	EUR	33,000,000	USD	42,901,650	3,384,176
Goldman Sachs International	8/19/09	EUR	2,469,906	USD	3,244,715	219,577
JPMorgan Chase Bank	8/19/09	EUR	30,795,000	USD	40,047,358	3,145,733
Citibank NA	8/19/09	GBP	6,828,801	USD	9,929,145	1,300,474
JPMorgan Chase Bank	8/19/09	GBP	29,600,000	USD	43,046,688	5,629,018
Citibank NA	8/19/09	USD	76,000,000	EUR	54,040,602	202,610
Citibank NA	8/19/09	USD	29,154,600	GBP	20,000,000	(3,734,391)
Deutsche Bank AG London	8/19/09	USD	38,520,498	EUR	28,650,000	(1,664,014)
Deutsche Bank AG London	8/19/09	USD	16,995,406	GBP	11,646,033	(2,155,908)
JPMorgan Chase Bank	8/19/09	USD	160,798,325	EUR	113,900,000	1,042,096
JPMorgan Chase Bank	8/19/09	USD	15,409,256	EUR	11,610,000	(874,939)
UBS AG London	8/19/09	USD	12,223,948	EUR	9,400,000	(960,499)

						$10,156,830

CAD—Canadian dollar

EUR—Euro

GBP—British pound

USD—United States dollar

Loan Participations and Assignments

The Funds may invest in loans arranged through private negotiation between one or more financial institutions. The Funds’ investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Funds may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Funds will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Funds may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Written Options

When the Funds write an option, an amount equal to the premium received by the Funds are recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Funds realize a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Funds’ basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Funds from the exercise of the written put option to form the Funds’ basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Funds.

Semi-Annual Report to Shareholders

The risk in writing a covered call option is that the Funds may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Funds are exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.

Activity in written call and put options during the six months ended June 30, 2009, was as follows:

Core	Actual Contracts	Premiums
Options outstanding at December 31, 2008	647,290,423	$32,385,640
Options written	1,095,014,848	20,928,848
Options closed	(151,807,567)	(7,375,665)
Options expired	(900,809,849)	(18,717,362)
Options exercised	(137,005,056)	(7,630,201)

Options outstanding at June 30, 2009	552,682,799	$19,591,260

Core Plus	Actual Contracts	Premiums
Options outstanding at December 31, 2008	1,404,999,259	$65,919,361
Options written	2,471,139,062	52,512,486
Options closed	(354,019,037)	(18,310,362)
Options expired	(2,214,383,206)	(55,778,254)
Options exercised	(40,750,000)	(1,055,425)

Options outstanding at June 30, 2009	1,266,986,078	$43,287,806

Futures Contracts

Each Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Funds are required to deposit with a broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin.’’ Subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures including foreign denominated futures held in Core Plus, variation margin is not-settled daily, but is recorded as a net variation margin payable or receivable Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Funds recognize a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.

The open futures positions and related appreciation or depreciation at June 30, 2009 are listed at the end of each Fund’s portfolio of investments.

Swap Agreements

The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation/ (depreciation). Gains or losses are realized upon termination of the swap agreement. Periodic payments and premiums received or made by a Fund are recorded in the Statement of Operations as realized gains or losses, respectively. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts.

Securities held as collateral for swap contracts are identified in the Portfolio of Investments and restricted cash, if any, is identified in the Statement of Assets and Liabilities. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

As disclosed in the Fair Values of Derivatives—Balance Sheet table that follows each Fund’s summary of open swap contracts, the aggregate fair value of credit default swaps in a net liability position as of June 30, 2009 were $196,639,148 and $343,437,770 for Core and Core Plus, respectively. The aggregate fair value of assets posted as collateral, for all swaps were $207,329,230 and $474,530,000 for Core and Core Plus, respectively. If a defined credit event had occurred as of June 30, 2009, the swaps’ credit-risk-related contingent features would have been triggered and the Fund would have been required to pay up to $1,618,645,500 and $3,535,101,959 for Core and Core Plus, respectively, less the value of the contracts’ related reference obligations.

Credit Default Swaps

The Fund may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where a Fund has exposure to a sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Notes to Financial Statements and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

Payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. A liquidation payment received or made at the termination of the swap is recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as realized gain or loss at the time of receipt of payment on the Statement of Operations.

Semi-Annual Report to Shareholders

The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest Rate Swaps

The Fund may enter into interest rate swap contracts. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. The net periodic payments received or paid on interest rate swap agreements are recognized as realized gains or losses in the Statement of Operations. Interest rate swaps are marked to market daily based upon quotations from the market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. A liquidation payment received or made at the termination of the swap is recognized as a realized gain or loss in the Statement of Operations. The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Total Return Swaps

Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of the referenced index or instrument exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the Statement of Operations as realized gains or losses, respectively.

As of June 30, 2009, the one-and three-month London Interbank Offered Rates (“LIBOR”) were 0.309% and 0.595%, respectively. The following is a summary of open swap contracts outstanding as of June 30, 2009.

Core Interest Rate Swaps:
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Periodic Payments Received by the Fund‡	Contract Notional Amount	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)

Banc of America Securities LLC	March 1, 2013	5.104% Semi-Annually	3-month LIBOR	$4,700,000	—	$(434,539)

Banc of America Securities LLC	December 16, 2013	5.381% Semi-Annually	3-month LIBOR	2,740,000	—	(299,741)

Banc of America Securities LLC	November 10, 2015	4.864% Semi-Annually	3-month LIBOR	4,400,000	—	(398,756)

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Core—Continued
Interest Rate Swaps—Continued
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Periodic Payments Received by the Fund‡	Contract Notional Amount	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)

Banc of America Securities LLC	January 15, 2016	5.45084% Semi-Annually	3-month LIBOR	$2,750,000	—	$(346,808)

Banc of America Securities LLC	October 3, 2016	5.425% Semi-Annually	3-month LIBOR	4,120,000	—	(530,470)

Banc of America Securities LLC	February 15, 2025	4.29456% Semi-Annually	3-month LIBOR	146,800,000	—	(4,337,382)

Barclays Capital Inc.	November 1, 2011	5.439% Semi-Annually	3-month LIBOR	5,600,000	—	(470,929)

Barclays Capital Inc.	June 25, 2012	5.06% Semi-Annually	3-month LIBOR	3,550,000	—	(300,722)

Barclays Capital Inc.	September 15, 2012	5.189% Semi-Annually	3-month LIBOR	3,520,000	—	(320,087)

Barclays Capital Inc.	October 20, 2016	5.326% Semi-Annually	3-month LIBOR	3,530,000	—	(431,675)

Barclays Capital Inc.	February 15, 2025	4.3% Semi-Annually	3-month LIBOR	39,100,000	$199,349	(1,379,559)

Barclays Capital Inc.	February 15, 2025	3-month LIBOR	4.3% Semi-Annually	26,400,000	552,349	252,470

Bear Stearns, Inc.	September 15, 2014	5% Semi-Annually	3-month LIBOR	4,270,000	—	(409,799)

Citigroup Global Markets	April 30, 2011	3.22% Semi-Annually	3-month LIBOR	3,580,000	—	(115,529)

Citigroup Global Markets	September 15, 2011	3.34% Semi-Annually	3-month LIBOR	5,500,000	—	(199,039)

Credit Suisse First Boston USA	August 15, 2010	5.446% Semi-Annually	3-month LIBOR	1,380,000	—	(68,847)

Credit Suisse First Boston USA	September 15, 2010	5.0025% Semi-Annually	3-month LIBOR	3,070,000	—	(146,875)

Credit Suisse First Boston USA	March 1, 2011	5.229% Semi-Annually	3-month LIBOR	2,110,000	—	(136,371)

Credit Suisse First Boston USA	May 1, 2012	5.085% Semi-Annually	3-month LIBOR	2,750,000	—	(229,079)

Credit Suisse First Boston USA	December 1, 2012	4.9025% Semi-Annually	3-month LIBOR	5,870,000	—	(490,842)

Credit Suisse First Boston USA	August 15, 2013	5.023% Semi-Annually	3-month LIBOR	3,020,000	—	(278,474)

Semi-Annual Report to Shareholders

Core—Continued

Interest Rate Swaps—Continued
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Periodic Payments Received by the Fund‡	Contract Notional Amount	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)

Credit Suisse First Boston USA	March 15, 2014	5.131% Semi-Annually	3-month LIBOR	$3,290,000	—	$(329,993)

Credit Suisse First Boston USA	September 15, 2015	5.16% Semi-Annually	3-month LIBOR	3,050,000	—	(328,200)

Credit Suisse First Boston USA	March 1, 2017	5.335% Semi-Annually	3-month LIBOR	2,420,000	—	(301,460)

Deutsche Bank AG	June 17, 2010	3-month LIBOR	4.3132% Semi-Annually	31,430,000	—	1,038,605

Deutsche Bank AG	June 15, 2016	5.1825% Semi-Annually	3-month LIBOR	5,620,000	—	(629,007)

Deutsche Bank AG	April 1, 2017	5.435% Semi-annually	3-month LIBOR	4,120,000	—	(543,297)

JP Morgan Chase & Co.	April 30, 2011	5.05% Semi-Annually	3-month LIBOR	2,500,000	—	(163,320)

JP Morgan Chase & Co.	December 1, 2012	5.275% Semi-Annually	3-month LIBOR	3,550,000	—	(340,578)

Morgan Stanley & Co., Inc.	March 15, 2012	4.7625% Semi-Annually	3-month LIBOR	2,750,000	—	(202,016)

Morgan Stanley & Co., Inc.	April 30, 2016	5.189% Semi-Annually	3-month LIBOR	3,400,000	—	(379,876)

Morgan Stanley & Co., Inc.	September 16, 2019	3.25% Semi-Annually	3-month LIBOR	28,710,000	$(396,993)	1,829,109

RBS Greenwich	March 1, 2011	4.7% Semi-Annually	3-month LIBOR	1,370,000	—	(76,585)

RBS Greenwich	March 1, 2016	5.12% Semi-Annually	3-month LIBOR	4,250,000	—	(454,755)

RBS Greenwich	February 15, 2017	5.115% Semi-Annually	3-month LIBOR	3,580,000	—	(390,028)

Net unrealized depreciation on interest rate swaps						$(12,344,454)

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Core—Continued

Credit Default Swap on Corporate Issues—Sell Protection[1]
Swap Counterparty (Reference Entity)	Termination Date	Implied Credit Spread At June 30, 2009[2]	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)

Bear Stearns, Inc. (Ford Motor Credit Company, 7%, due 10/1/13)	June 20, 2010	10.81%	4.83% Quarterly	$12,500,000	$ (687,900)	—	$ (687,900)

Credit Suisse First Boston USA (Eastman Kodak Company, 7.25%, due 11/15/13)	March 20, 2010	14.39%	1.4% Quarterly	6,500,000	(570,569)	—	(570,569)

Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)	March 20, 2010	14.39%	1.25% Quarterly	1,100,000	(97,678)	—	(97,678)

Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)	March 20, 2015	17.26%	1.67% Quarterly	1,300,000	(545,189)	—	(545,189)

Deutsche Bank AG (Ford Motor Credit Company, 7%, due 10/1/13)	December 20, 2010	10.10%	5.05% Quarterly	17,100,000	(1,160,420)	—	(1,160,420)

Deutsche Bank AG (Ford Motor Credit Company, 7.45%, due 7/16/31)	March 20, 2015	16.93%	2.93% Quarterly	1,700,000	(802,559)	—	(802,559)

RBS Greenwich (Countrywide Home Loan Inc., 4%, due 3/22/11)	June 20, 2012	2.21%	0.72% Quarterly	25,000,000	(1,039,000)	—	(1,039,000)

RBS Greenwich (Countrywide Home Loans, Inc., 4%, due 3/22/11)	September 20, 2012	2.20%	6% Quarterly	9,100,000	1,037,666	—	1,037,666

RBS Greenwich (Countrywide Home Loans, Inc., 4%, due 3/22/11)	September 20, 2012	2.20%	6.1% Quarterly	9,100,000	1,064,935	—	1,064,935

RBS Greenwich (Countrywide Home Loans, Inc., 4%, due 3/22/11)	September 20, 2012	2.20%	2.75% Quarterly	10,000,000	166,386	—	166,386

Semi-Annual Report to Shareholders

Core—Continued

Credit Default Swap on Corporate Issues—Sell Protection[1] —Continued
Swap Counterparty (Reference Entity)	Termination Date	Implied Credit Spread At June 30, 2009[2]	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)

RBS Greenwich (Countrywide Home Loans, Inc., 4%, due 3/22/11)	December 20, 2012	2.18%	5% Quarterly	$10,000,000	$903,139	$(861,624)	$1,764,763

RBS Greenwich (Ford Motor Credit Company, 7%, due 10/1/13)	December 20, 2010	10.10%	4.26% Quarterly	25,000,000	(1,962,943)	—	(1,962,943)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/12/12)	June 20, 2010	11.92%	4.53% Quarterly	15,000,000	(1,013,022)	—	(1,013,022)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	June 20, 2010	11.92%	4.68% Quarterly	25,000,000	(1,653,925)	—	(1,653,925)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	September 20, 2010	11.26%	5.75% Quarterly	7,500,000	(464,786)	—	(464,786)

RBS Greenwich (Residential Capital Corp., 6.5%, due 4/17/13)	September 20, 2012	18.72%	2.32% Quarterly	25,000,000	(9,082,647)	—	(9,082,647)

RBS Greenwich (Residential Capital, LLC, 7.5%, due 4/17/13)	September 20, 2012	18.72%	4.9% Quarterly	9,100,000	(2,785,088)	—	(2,785,088)

RBS Greenwich (Ryland Group Inc., 5.375%, due 1/15/15)	December 20, 2012	2.45%	2.4% Quarterly	9,800,000	(14,518)	—	(14,518)

RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)	June 20, 2012	7.93%	1.38% Quarterly	20,000,000	(3,356,434)	—	(3,356,434)

RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)	June 20, 2012	7.95%	1.78% Quarterly	25,000,000	(3,767,885)	—	(3,767,885)

RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)	September 20, 2012	7.92%	2.35% Quarterly	1,500,000	(217,464)	—	(217,464)

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Core—Continued

Credit Default Swap on Corporate Issues—Sell Protection[1] —Continued
Swap Counterparty (Reference Entity)	Termination Date	Implied Credit Spread At June 30, 2009[2]	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)

RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)	September 20, 2012	7.92%	2.4% Quarterly	$1,500,000	$(215,509)	—	$(215,509)

RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)	September 20, 2012	7.92%	2.44% Quarterly	25,000,000	(3,565,738)	—	(3,565,738)

RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)	September 20, 2012	7.92%	2.67% Quarterly	10,000,000	(1,366,321)	—	(1,366,321)

RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)	September 20, 2012	7.92%	2.67% Quarterly	10,000,000	(1,366,321)	—	(1,366,321)

RBS Greenwich (Time Warner Inc. 6.875%, due 5/1/12)	September 20, 2010	0.56%	0.47% Quarterly	5,000,000	(5,607)	—	(5,607)

RBS Greenwich (Time Warner Inc., 6.875%, due 5/1/12)	December 20, 2010	0.60%	0.5% Quarterly	12,500,000	(18,438)	—	(18,438)

The Goldman Sachs Group, Inc. (Countrywide Financial, 0.0%, due 2/8/31)	September 20, 2012	2.20%	6% Quarterly	4,700,000	535,937	—	535,937

The Goldman Sachs Group, Inc. (Eastman Kodak Company, 7.25%, due 11/15/13)	March 20, 2015	17.26%	1.67% Quarterly	1,400,000	(587,127)	—	(587,127)

The Goldman Sachs Group, Inc. (Ford Motor Credit Company, 7%, due 10/1/13)	June 20, 2010	10.81%	4.75% Quarterly	1,900,000	(105,966)	—	(105,966)

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	June 20, 2010	11.92%	6% Quarterly	5,000,000	(270,160)	—	(270,160)

Net unrealized depreciation on sales of credit default swaps on corporate issues							$(32,153,527)

Semi-Annual Report to Shareholders

Core—Continued

Credit Default Swaps on Corporate Issues—Buy Protection[4]
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ Depreciation

Banc of America Securities LLC (Home Depot Inc., 3.75%, due 9/15/09)	December 20, 2013	0.635% Quarterly	$2,740,000	$34,733	—	$34,733

Banc of America Securities LLC (Marriot International Inc., 4.625%, due 6/15/12 )	December 20, 2015	0.73% Monthly	4,400,000	308,389	—	308,389

Banc of America Securities LLC (Masco Corp., 5.875%, due 7/15/12)	December 20, 2016	1.04% Quarterly	4,120,000	466,608	—	466,608

Banc of America Securities LLC (PHH Corporate Note, 7.125%, due 3/1/13 )	March 20, 2013	1.05% Monthly	5,010,000	1,140,321	—	1,140,321

Banc of America Securities LLC (Viacom Inc., 4.625%, due 5/15/18)	December 20, 2015	1.13% Quarterly	2,750,000	230,506	—	230,506

Barclays Capital Inc. (Amerisourcebergen Corp., 5.625%, due 9/15/12)	September 20, 2012	0.5% Quarterly	3,520,000	(8,474)	—	(8,474)

Barclays Capital Inc. (Cardinal Health Inc. 5.85%, due 12/15/17)	September 20, 2016	0.49% Quarterly	3,530,000	3,272	—	3,272

Barclays Capital Inc. (Health Care Property Investments Inc., 6.45%, due 06/25/12)	June 20, 2012	0.63% Quarterly	3,550,000	288,464	—	288,464

Barclays Capital Inc. (Motorola Inc., 6.5%, due 9/1/25)	December 20, 2011	0.32% Quarterly	5,600,000	264,524	—	264,524

Bear Stearns, Inc. (Bell South Corp., 6%, due 10/15/11)	September 20, 2014	0.28% Quarterly	4,270,000	17,528	—	17,528

Bear Stearns, Inc. (Viacom Inc., 6.25%, due 4/30/16)	March 20, 2011	0.59% Quarterly	2,500,000	34,473	—	34,473

Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M8, 1-Month LIBOR + 160 bp, due 6/25/35)	June 25, 2035	1.28% Monthly	784,000	739,284	—	739,284

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Core—Continued

Credit Default Swaps on Corporate Issues—Buy Protection[4]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ Depreciation

Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M9, 1-Month LIBOR + 250 bp, due 6/25/35)	June 25, 2035	2.05% Monthly	$784,000	$751,485	—	$751,485

Credit Suisse First Boston USA (ACE Securities Corp. 2005-HE1 M8, 1-Month LIBOR + 138 bp, due 2/25/35)	February 25, 2035	1.31% Monthly	606,825	592,471	—	592,471

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2004-4 B2, 1-Month LIBOR + 190bp, due 10/25/34)	October 25, 2034	1.37% Monthly	581,482	513,730	—	513,730

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005 B2, 1-Month LIBOR + 130 bp, due 3/25/35)	March 25, 2035	1.31% Monthly	784,000	778,183	—	778,183

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005 B3, 1-Month LIBOR + 200 bp, due 3/25/35)	March 25, 2035	2.18% Monthly	784,000	783,349	—	783,349

Credit Suisse First Boston USA (Amerisource Bergen Corp., 8.125%, due 9/1/08)	September 20, 2015	0.9% Quarterly	3,050,000	(68,692)	—	(68,692)

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W11 M10, 1-Month LIBOR + 350bp, due 11/25/34)	November 25, 2034	2.15% Monthly	298,717	289,991	—	289,991

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W11 M9, 1-Month LIBOR + 225bp, due 11/25/34)	November 25, 2034	1.33% Monthly	298,717	287,576	—	287,576

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W4 M3, 1-Month LIBOR + 300 bp, due 3/25/34)	March 25, 2034	2.2% Monthly	371,871	292,801	—	292,801

Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M8, 1-Month LIBOR + 180bp, due 11/25/34)	November 25, 2034	1.31% Monthly	285,027	274,241	—	274,241

Semi-Annual Report to Shareholders

Core—Continued

Credit Default Swaps on Corporate Issues—Buy Protection[4]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ Depreciation

Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M9, 1-Month LIBOR + 315bp, due 11/25/34)	November 25, 2034	2.18% Monthly	$156,443	$153,330	—	$153,330

Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A M8, 1-Month LIBOR + 135 bp, due 1/25/35)	January 25, 2035	1.31% Monthly	310,788	302,966	—	302,966

Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A, 1-Month LIBOR + 100bp, due 1/25/35)	January 25, 2035	2.08% Monthly	76,223	75,828	—	75,828

Credit Suisse First Boston USA (Home Depot Inc., 3.75%, due 9/15/09)	September 20, 2010	0.17% Quarterly	1,380,000	11,693	—	11,693

Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed, Trust 2004-C M8, 1-Month LIBOR + 190bp, due 3/25/35)	March 25, 2035	1.28% Monthly	409,241	375,332	—	375,332

Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed, Trust 2004-C M9, 1-Month LIBOR + 325bp, due 3/25/35)	March 25, 2035	2.05% Monthly	326,584	303,594	—	303,594

Credit Suisse First Boston USA (Limited Brands Inc., 6.125%, due 12/01/12)	December 20, 2012	0.6% Quarterly	5,870,000	377,629	—	377,629

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2004-1 M9, 1-Month LIBOR + 350bp, due 2/25/34)	February 25, 2034	2.15% Monthly	217,356	126,624	—	126,624

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M8, 1-Month LIBOR + 170 bp, due 2/25/35)	February 25, 2035	1.31% Monthly	380,679	371,767	—	371,767

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M9, 1-Month LIBOR + 275bp, due 2/25/35)	February 25, 2035	2.08% Monthly	238,705	238,171	—	238,171

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Core—Continued

Credit Default Swaps on Corporate Issues—Buy Protection[4]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ Depreciation

Credit Suisse First Boston USA (Marsh & Mclennan Company, Inc., 5.375%, due 7/15/14)	September 20, 2010	0.46% Quarterly	$3,070,000	$(4,120)	—	$(4,120)

Credit Suisse First Boston USA (Masco Corp., 5.875%, due 7/15/12)	September 20, 2013	0.75% Quarterly	3,320,000	326,433	—	326,433

Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1 M8, 1-Month LIBOR + 153bp, due 12/25/34)	December 25, 2034	1.31% Monthly	461,351	435,316	—	435,316

Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1 M9, 1-Month LIBOR + 240bp, due 12/25/34)	December 25, 2034	2.08% Monthly	414,556	397,589	—	397,589

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2004-WMC1 B3, 1-Month LIBOR + 225bp, due 9/25/35)	September 25, 2035	2.05% Monthly	206,563	189,413	—	189,413

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2004-WMC4 B3, 1-Month LIBOR + 375bp, due 4/25/35)	April 25, 2035	2.15% Monthly	228,419	221,096	—	221,096

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-NC1 B2, 1-Month LIBOR + 130bp, due 10/25/35)	October 25, 2035	1.28% Monthly	280,552	256,458	—	256,458

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-NC1 B3, 1-Month LIBOR + 205bp, due 10/25/35)	October 25, 2035	2.05% Monthly	281,898	263,339	—	263,339

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-WMC1 B2, 1-Month LIBOR + 135bp, due 9/25/35)	September 25, 2035	1.28% Monthly	266,082	246,215	—	246,215

Semi-Annual Report to Shareholders

Core—Continued

Credit Default Swaps on Corporate Issues—Buy Protection[4]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ Depreciation

Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B2, 1-Month LIBOR + 130 bp, due 1/25/35)	January 25, 2035	1.31% Monthly	$248,671	$241,360	—	$241,360

Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B3, 1-Month LIBOR + 215bp, due 1/25/35)	January 25, 2035	2.18% Monthly	109,388	108,905	—	108,905

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2004-2 M9, 1-Month LIBOR + 325bp, due 8/25/34)	August 25, 2034	2.15% Monthly	310,850	186,919	—	186,919

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M8, 1-Month LIBOR + 140 bp, due 3/25/35)	March 25, 2035	1.31% Monthly	384,430	331,189	—	331,189

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M9, 1-Month LIBOR + 205 bp, due 3/25/35)	March 25, 2035	2.18% Monthly	335,297	293,558	—	293,558

Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-1 B2, 1-Month LIBOR + 135 bp, due 6/25/35)	June 25, 2035	1.28% Monthly	784,000	705,028	—	705,028

Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-4 B3, 1-Month LIBOR + 195 bp, due 6/25/35)	June 25, 2035	2.05% Monthly	784,000	727,215	—	727,215

Credit Suisse First Boston USA (Park Place Securities Inc. 2005-WCH1 M8, 1-Month LIBOR + 155bp, due 1/25/36)	January 25, 2036	1.36% Monthly	784,000	749,942	—	749,942

Credit Suisse First Boston USA (Park Place Securities, Inc. 2005-WCH1 M9, 1-Month LIBOR + 250 bp, due 1/25/36)	January 25, 2036	2.18% Monthly	755,964	737,016	—	737,016

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2004-1 M6, 1-Month LIBOR + 230bp, due 6/25/34)	June 25, 2034	1.37% Quarterly	482,247	473,296	—	473,296

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1 B3, 1-Month LIBOR + 260bp, due 1/25/35)	January 25, 2035	2.05% Monthly	614,700	614,178	—	614,178

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Core—Continued

Credit Default Swaps on Corporate Issues—Buy Protection[4]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ Depreciation

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1, 1-Month LIBOR + 165bp, due 1/25/35)	January 25, 2035	1.28% Monthly	$784,000	$766,984	—	$766,984

Credit Suisse First Boston USA (Pulte Homes Inc., 7.875%, due 8/1/11)	March 20, 2011	0.79% Quarterly	2,100,000	58,765	—	58,765

Credit Suisse First Boston USA (Southwest Airlines Co., 5.25%, due 10/1/14)	March 20, 2017	0.69% Quarterly	2,420,000	170,219	—	170,219

Credit Suisse First Boston USA (Starwood Hotels Resorts, 7.875%, due 8/25/34)	December 20, 2011	1.37% Quarterly	3,050,000	155,500	—	155,500

Credit Suisse First Boston USA (Waste Management Inc., 7.375%, due 8/1/10)	March 20, 2014	0.49% Quarterly	3,290,000	43,942	—	43,942

Deutsche Bank AG (Autozone Inc., 6.95%, due 6/15/16)	June 20, 2016	0.58% Quarterly	5,620,000	(1,362)	—	(1,362)

Deutsche Bank AG (Centurytel Inc., 7.875%, due 8/15/12)	March 20, 2017	0.89% Quarterly	4,120,000	(17,592)	—	(17,592)

JP Morgan Chase & Co. (Limited Brands Inc., 6.125%, due 12/1/12)	December 20, 2012	0.67% Quarterly	3,550,000	220,493	—	220,493

Morgan Stanley & Co., Inc. (Pulte Homes Inc., 5.25%, due 1/15/14)	March 20, 2011	4% Quarterly	1,370,000	(35,195)	—	(35,195)

Morgan Stanley & Co., Inc. (Sara Lee Corp. 6.125% due 11/01/32)	September 20, 2011	0.62% Quarterly	5,500,000	(34,885)	—	(34,885)

Morgan Stanley & Co., Inc. (Viacom Inc., 6.25%, due 4/30/16)	March 20, 2012	0.36% Quarterly	5,460,000	162,608	—	162,608

Morgan Stanley & Co., Inc. (Weyerhaeuser Co. Note, 7.125%, due 7/15/23)	March 20, 2012	0.74% Quarterly	2,750,000	68,599	—	68,599

RBS Greenwich (General Mills Inc., 5.7%, due 2/15/17)	March 20, 2017	0.33% Quarterly	3,580,000	31,604	—	31,604

Semi-Annual Report to Shareholders

Core—Continued

Credit Default Swaps on Corporate Issues—Buy Protection[4]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ Depreciation

RBS Greenwich (Harborview Mortgage Loan Trust 2005-12, 1-Month LIBOR + 175 bp, due 10/19/35)	October 19, 2035	2.5% Monthly	$1,292,206	$1,226,223	—	$1,226,223 *

RBS Greenwich (Home Depot Inc., 5.4%, due 3/1/16)	March 20, 2016	0.48% Monthly	4,250,000	107,468	—	107,468

RBS Greenwich (Washington Mutual 2005-AR11, 1-Month LIBOR + 120 bp, due 8/25/45)	August 25, 2045	2.55% Monthly	466,243	460,941	—	460,941 *

The Goldman Sachs Group, Inc. (Viacom Inc. 6.25% due 4/30/2016)	March 20, 2011	1.4% Quarterly	3,580,000	25	—	25

Net unrealized appreciation on buys of credit default swaps on corporate issues						$21,236,379

Credit Default Swap on Credit Indices—Sell Protection[1]
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value[5]	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	$20,984,000	$(229,424)	$(53,420)	$(176,004)

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	70,760,000	(773,640)	(55,049)	(718,591)

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	21,667,200	(236,894)	(51,262)	(185,632)

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	18,592,800	(203,281)	(57,464)	(145,817)

Barclays Capital Inc. (CDX IG 9)	December 20, 2017	0.8% Quarterly	47,892,320	(2,542,843)	(1,723,959)	(818,884)

Barclays Capital Inc. (CDX IG 9)	December 20, 2017	0.8% Quarterly	42,621,920	(2,263,011)	(1,750,380)	(512,631)

Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	14,403,383	(1,500,169)	(670,194)	(829,975)

Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	33,833,450	(3,523,886)	(952,749)	(2,571,137)

Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	33,833,450	(3,523,886)	(942,599)	(2,581,287)

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Core—Continued

Credit Default Swap on Credit Indices—Sell Protection[1]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value[5]	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)

Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	3% Quarterly	$70,663,577	$(7,359,888)	$(2,498,663)	$(4,861,225)

Bear Stearns, Inc. (ABX-HE-A 06-2)	May 25, 2046	0.44% Quarterly	20,641,958	(19,919,489)	(111,383)	(19,808,106)

Credit Suisse First Boston USA (ABX.HE-AAA 06-1)	July 25, 2045	0.18% Monthly	97,536,258	(29,504,718)	(8,234,400)	(21,270,318)

Credit Suisse First Boston USA (ABX.HE-AAA 06-1)	July 25, 2045	0.18% Monthly	14,783,856	(4,472,116)	(1,319,239)	(3,152,877)

Credit Suisse First Boston USA (ABX.HE-AAA 06-1)	July 25, 2045	0.18% Monthly	116,225,284	(35,158,149)	(11,558,044)	(23,600,105)

Credit Suisse First Boston USA (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	18,850,065	(739,886)	215,722	(955,608)

Credit Suisse First Boston USA (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	18,753,398	(736,092)	(289,742)	(446,350)

Deutsche Bank AG (ABX.HE-AAA 06-1)	July 25, 2045	0.18% Monthly	20,083,729	(6,075,328)	(1,707,659)	(4,367,669)

Deutsche Bank AG (ABX.HE-AAA 06-1)	July 25, 2045	0.18% Monthly	10,227,825	(3,093,917)	(912,681)	(2,181,236)

Deutsche Bank AG (ABX.HE-AAA 06-1)	July 25, 2045	0.18% Monthly	4,834,972	(1,462,579)	(532,575)	(930,004)

Deutsche Bank AG (iBoxx IG Hi-Vol2)	September 20, 2014	1.3% Quarterly	8,042,667	(275,337)	23,760	(299,097)

JP Morgan Chase & Co. (CDX HY 9)	December 20, 2012	6.356% Quarterly	25,000,000	(4,381,605)	—	(4,381,605)

JP Morgan Chase & Co. (CDX IG 8)	June 20, 2012	0.35% Quarterly	35,545,920	(1,414,475)	(191,108)	(1,223,367)

JP Morgan Chase & Co. (CMBX 3 2007-1 AAA)	August 17, 2050	0.08% Quarterly	38,430,000	(9,557,541)	(12,655,568)	3,098,027 *

Merrill Lynch & Co., Inc. (CDX HY 9)	December 20, 2012	2% Quarterly	4,650,000	(1,425,585)	—	(1,425,585)

Merrill Lynch & Co., Inc. (CDX HY 9)	December 20, 2012	2.3% Quarterly	4,580,000	(1,362,705)	—	(1,362,705)

Merrill Lynch & Co., Inc. (CDX HY 9)	December 20, 2012	3.995% Quarterly	25,000,000	(6,160,935)	—	(6,160,935)

Merrill Lynch & Co., Inc. (CDX HY 9)	December 20, 2012	5.4% Quarterly	50,000,000	(10,204,160)	—	(10,204,160)

Semi-Annual Report to Shareholders

Core—Continued

Credit Default Swap on Credit Indices—Sell Protection[1]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value[5]	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)

Merrill Lynch & Co., Inc. (CDX HY 9)	December 20, 2012	6.2% Quarterly	$30,000,000	$(5,399,004)	—	$(5,399,004)

Morgan Stanley & Co., Inc. (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	9,666,700	(379,429)	$46,542	(425,971)

Morgan Stanley & Co., Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	9,666,700	(1,006,824)	(265,426)	(741,398)

Morgan Stanley & Co., Inc. (Dow Jones CDX IG HVOL 12)	June 20, 2014	5% Quarterly	11,200,000	856,472	351,682	504,790

RBS Greenwich (CDX IG 8)	June 20, 2012	0.35% Quarterly	44,798,400	(1,782,658)	(182,804)	(1,599,854)

RBS Greenwich (CDX IG 8)	June 20, 2012	0.35% Quarterly	7,222,400	(287,400)	(94,556)	(192,844)

RBS Greenwich (CDX IG 8)	June 20, 2012	0.35% Quarterly	7,027,200	(279,632)	(85,397)	(194,235)

RBS Greenwich (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	30,643,439	(1,202,789)	645,489	(1,848,278)

The Goldman Sachs Group, Inc. (CDX HY 9)	October 12, 2012	1.8% Quarterly	17,580,000	(5,495,624)	—	(5,495,624)

The Goldman Sachs Group, Inc. (CDX HY 9)	December 20, 2012	2% Quarterly	4,360,000	(1,336,678)	—	(1,336,678)

The Goldman Sachs Group, Inc. (CDX HY 9)	December 20, 2012	5.44% Quarterly	50,000,000	(10,143,865)	—	(10,143,865)

The Goldman Sachs Group, Inc. (CDX IG 8)	June 20, 2012	0.35% Quarterly	8,813,280	(350,706)	(55,117)	(295,589)

The Goldman Sachs Group, Inc. (CDX IG 9)	December 20, 2017	0.8% Quarterly	31,329,600	(1,663,445)	(1,020,866)	(642,579)

The Goldman Sachs Group, Inc. (CDX IG HVOL 3)	March 20, 2010	1.05% Quarterly	48,333,000	(579,701)	1,601	(581,302)

The Goldman Sachs Group, Inc. (CDX IG HVOL 3)	March 20, 2010	1.05% Quarterly	16,432,200	(197,086)	(22,236)	(174,850)

The Goldman Sachs Group, Inc. (CDX IG HVOL 3)	March 20, 2010	1.05% Quarterly	32,091,120	(384,898)	(176,284)	(208,614)

The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	11,600,040	(1,208,189)	(448,291)	(759,898)

The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	16,143,389	(1,681,397)	(1,544,688)	(136,709)

Net unrealized depreciation on sales of credit default swaps on credit indices						$(141,745,385)

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Core—Continued

Credit Default Swap on Credit Indices—Buy Protection[4]
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Contract Notional Amount[3]	Market Value[5]	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)

Barclays Capital Inc. (CDX IG 10 6/13)	June 20, 2013	1.55% Quarterly	$9,272,000	$101,374	$150,671	$(49,297)

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	10,492,000	114,712	28,148	86,564

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	37,185,600	406,561	195,210	211,351

Barclays Capital Inc. (CDX IG 11)	December 20, 2013	1.5% Quarterly	2,860,000	21,387	77,968	(56,581)

Barclays Capital Inc. (CDX IG 11)	December 20, 2013	1.5% Quarterly	21,200,000	158,531	677,909	(519,378)

Barclays Capital Inc. (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	9,666,700	379,428	(329,174)	708,602

Credit Suisse First Boston USA (CDX IG 11)	March 20, 2013	1.5% Quarterly	37,800,000	282,665	1,203,619	(920,954)

Credit Suisse First Boston USA (CMBX 1 2006-1 AAA)	March 22, 2045	0.1% Monthly	7,300,000	941,700	1,703,276	(761,576)*

Credit Suisse First Boston USA (CMBX 2 2006-2 AAA)	September 22, 2045	0.07% Monthly	4,200,000	777,840	922,606	(144,766)*

Credit Suisse First Boston USA (CMBX 3 2007-1 AAA)	August 17, 2050	0.08% Monthly	18,625,000	4,632,037	6,165,295	(1,533,258)*

Credit Suisse First Boston USA (CMBX 4 2007-2 AAA)	August 17, 2050	0.35% Monthly	29,200,000	7,816,840	9,794,418	(1,977,578)*

Credit Suisse First Boston USA (CMBX 4 2007-2 AJ)	February 17, 2051	0.96% Monthly	9,900,000	6,804,270	2,109,925	4,694,345 *

JP Morgan Chase & Co. (CDX IG 10 6/13)	June 20, 2013	1.55% Quarterly	18,836,800	205,948	439,364	(233,416)

JP Morgan Chase & Co. (CDX IG 10 6/13)	June 20, 2013	1.55% Quarterly	4,684,800	51,220	56,949	(5,729)

JP Morgan Chase & Co. (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	20,783,405	815,771	(747,985)	1,563,756

JP Morgan Chase & Co. (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	21,653,408	849,920	(920,544)	1,770,464

Semi-Annual Report to Shareholders

Core—Continued

Credit Default Swap on Credit Indices—Buy Protection[4]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Contract Notional Amount[3]	Market Value[5]	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)

JP Morgan Chase & Co. (CMBX 3 2007-1 AAA)	August 17, 2050	0.08% Monthly	$19,805,000	$4,925,503	$6,555,901	$(1,630,398	)*

JP Morgan Chase & Co. (CMBX 4 2007-2 AAA)	March 22, 2047	0.35% Monthly	38,430,000	10,287,711	12,879,354	(2,591,643	)*

JP Morgan Chase & Co. (CMBX 4 2007-2 AAA)	April 17, 2050	0.35% Quarterly	38,630,000	10,341,251	13,720,911	(3,379,660	)*

Merrill Lynch & Co., Inc. (CMBX 4 2007-2 AJ)	February 17, 2051	0.96% Monthly	9,900,000	6,804,270	2,109,925	4,694,345	*

RBS Greenwich (iBoxx IG Hi-Vol3)	March 20, 2010	1.05% Quarterly	17,303,214	(207,533)	(10,582)	(196,951)

The Goldman Sachs Group, Inc. (CDX IG 10 6/13)	June 20, 2013	1.55% Quarterly	18,446,400	201,680	437,177	(235,497)

The Goldman Sachs Group, Inc. (CDX IG 11)	December 20, 2013	1.5% Quarterly	9,800,000	73,283	234,013	(160,730)

The Goldman Sachs Group, Inc. (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	18,850,065	739,886	180,541	559,345

The Goldman Sachs Group, Inc. (CMBX 4 2007-2 AJ)	February 17, 2051	0.96% Monthly	10,000,000	6,873,000	2,131,237	4,741,763	*

Net unrealized appreciation on buys of credit default swaps on credit indices						$4,633,123

Core Plus

Interest Rate Swaps:
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Periodic Payments Received by the Fund‡	Contract Notional Amount	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)

Banc of America Securities LLC	March 1, 2013	5.104% Semi-Annually	3-month LIBOR	$8,100,000	—	$(748,886)

Banc of America Securities LLC	December 16, 2013	5.381% Semi-Annually	3-month LIBOR	5,510,000	—	(602,765)

Banc of America Securities LLC	November 10, 2015	4.864% Semi-Annually	3-month LIBOR	7,950,000	—	(720,479)

Banc of America Securities LLC	January 15, 2016	5.45084% Semi-Annually	3-month LIBOR	5,500,000	—	(693,615)

Banc of America Securities LLC	October 3, 2016	5.425% Semi-Annually	3-month LIBOR	8,270,000	—	(1,064,802)

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Core Plus—Continued

Interest Rate Swaps—Continued
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Periodic Payments Received by the Fund‡	Contract Notional Amount	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)

Banc of America Securities LLC	February 15, 2025	4.29456% Semi-Annually	3-month LIBOR	$308,300,000	$387	$(9,109,481)

Barclays Capital Inc.	November 1, 2011	5.439% Semi-Annually	3-month LIBOR	10,850,000	—	(912,426)

Barclays Capital Inc.	June 25, 2012	5.06% Semi-Annually	3-month LIBOR	6,240,000	—	(528,593)

Barclays Capital Inc.	September 15, 2012	5.189% Semi-Annually	3-month LIBOR	6,330,000	—	(575,612)

Barclays Capital Inc.	October 20, 2016	5.326% Semi-Annually	3-month LIBOR	6,260,000	—	(765,519)

Barclays Capital Inc.	February 15, 2025	4.3% Semi-Annually	3-month LIBOR	82,100,000	418,546	(2,896,684)

Barclays Capital Inc.	February 15, 2025	3-month LIBOR	4.3% Semi-Annually	55,600,000	1,163,113	531,886

Bear Stearns, Inc.	September 15, 2014	5% Semi-Annually	3-month LIBOR	8,250,000	—	(791,767)

Citigroup Global Markets	April 30, 2011	3.22% Semi-Annually	3-month LIBOR	6,270,000	—	(202,337)

Citigroup Global Markets	September 15, 2011	3.34% Semi-Annually	3-month LIBOR	9,750,000	—	(352,842)

Credit Suisse First Boston USA	August 15, 2010	5.446% Semi-Annually	3-month LIBOR	2,720,000	—	(135,699)

Credit Suisse First Boston USA	September 15, 2010	5.0025% Semi-Annually	3-month LIBOR	5,990,000	—	(286,573)

Credit Suisse First Boston USA	March 1, 2011	5.229% Semi-Annually	3-month LIBOR	4,110,000	—	(265,633)

Credit Suisse First Boston USA	May 1, 2012	5.085% Semi-Annually	3-month LIBOR	4,800,000	—	(399,847)

Credit Suisse First Boston USA	December 1, 2012	4.9025% Semi-Annually	3-month LIBOR	10,600,000	—	(886,358)

Credit Suisse First Boston USA	August 15, 2013	5.023% Semi-Annually	3-month LIBOR	5,300,000	—	(488,713)

Credit Suisse First Boston USA	March 15, 2014	5.131% Semi-Annually	3-month LIBOR	6,630,000	—	(665,001)

Credit Suisse First Boston USA	September 15, 2015	5.16% Semi-Annually	3-month LIBOR	5,350,000	—	(575,695)

Semi-Annual Report to Shareholders

Core Plus—Continued

Interest Rate Swaps—Continued
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Periodic Payments Received by the Fund‡	Contract Notional Amount	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)

Credit Suisse First Boston USA	March 1, 2017	5.335% Semi-Annually	3-month LIBOR	$4,880,000	—	$(607,902)

Deutsche Bank AG	June 17, 2010	3-month LIBOR	4.3132% Semi-Annually	41,570,000	—	1,373,681

Deutsche Bank AG	June 15, 2016	5.1825% Semi-Annually	3-month LIBOR	10,890,000	—	(1,218,841)

Deutsche Bank AG	April 1, 2017	5.435% Semi-annually	3-month LIBOR	8,270,000	—	(1,090,550)

JP Morgan Chase & Co.	April 30, 2011	5.05% Semi-Annually	3-month LIBOR	4,300,000	—	(280,911)

JP Morgan Chase & Co.	December 1, 2012	5.275% Semi-Annually	3-month LIBOR	6,300,000	—	(604,405)

Morgan Stanley & Co., Inc.	March 15, 2012	4.7625% Semi-annually	3-month LIBOR	5,540,000	—	(406,971)

Morgan Stanley & Co., Inc.	April 30, 2016	5.189% Semi-Annually	3-month LIBOR	6,600,000	—	(737,407)

RBS Greenwich	March 1, 2011	4.7% Semi-Annually	3-month LIBOR	2,780,000	—	(155,408)

RBS Greenwich	April 1, 2012	5.011% Semi-Annually	3-month LIBOR	4,560,000	—	(367,630)

RBS Greenwich	March 1, 2016	5.12% Semi-Annually	3-month LIBOR	8,230,000	—	(880,621)

RBS Greenwich	February 15, 2017	5.115% Semi-Annually	3-month LIBOR	7,210,000	—	(785,504)

Net unrealized depreciation on interest rate swaps						$(28,899,910)

Credit Default Swap on Corporate Issues—Sell Protection[1]
Swap Counterparty (Reference Entity)	Termination Date	Implied Credit Spread At June 30, 2009[2]	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)

Citigroup Global Markets (General Motors Acceptance Corporation, 7.75%, due 1/19/2010)	March 20, 2010	11.92%	3.65% Quarterly	$4,400,000	$(252,424)	$(442,252)	$189,828

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Core Plus—Continued

Credit Default Swap on Corporate Issues—Sell Protection[1]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Implied Credit Spread At June 30, 2009[2]	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (Eastman Kodak Company, 7.25%, due 11/15/13)	March 20, 2010	$14.39%	1.4% Quarterly	$9,000,000	$(790,019)	—	$(790,019)

Credit Suisse First Boston USA (Eastman Kodak Company, 7.25%, due 11/15/13)	September 20, 2010	16.48%	2.32% Quarterly	2,400,000	(364,002)	—	(364,002)

Deutsche Bank AG (AES Corp., 7.75%, due 3/1/14)	December 20, 2016	6.46%	2.21% Quarterly	1,700,000	(342,472)	—	(342,472)

Deutsche Bank AG (AES Corp., 7.75%, due 3/1/14)	December 20, 2016	6.46%	2.2% Quarterly	2,500,000	(504,822)	—	(504,822)

Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)	March 20, 2010	14.39%	1.25% Quarterly	1,600,000	(142,076)	—	(142,076)

Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)	September 20, 2010	16.48%	2.3% Quarterly	3,020,000	(458,685)	—	(458,685)

Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)	September 20, 2010	16.48%	2.3% Quarterly	5,430,000	(824,721)	—	(824,721)

Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)	September 20, 2010	16.48%	2.32% Quarterly	3,200,000	(485,336)	—	(485,336)

Semi-Annual Report to Shareholders

Core Plus—Continued

Credit Default Swap on Corporate Issues—Sell Protection[1]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Implied Credit Spread At June 30, 2009[2]	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)

Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)	March 20, 2015	17.26%	1.67% Quarterly	$1,900,000	$(796,815)	—	$(796,815)

Deutsche Bank AG (Ford Motor Credit Co., 7.25%, due 10/25/11)	September 20, 2017	8.90%	3.65% Quarterly	4,450,000	(1,143,309)	—	(1,143,309)

Deutsche Bank AG (Ford Motor Credit Co., 7.25%, due 10/25/11)	September 20, 2017	8.90%	3.65% Quarterly	3,500,000	(899,232)	—	(899,232)

Deutsche Bank AG (Ford Motor Credit Company, 7%, due 10/1/13)	December 20, 2010	10.10%	5.05% Quarterly	25,400,000	(1,723,664)	—	(1,723,664)

Deutsche Bank AG (Ford Motor Credit Company, 7.45%, due 7/16/31)	March 20, 2015	16.93%	2.93% Quarterly	2,600,000	(1,227,444)	—	(1,227,444)

Merrill Lynch & Co., Inc. (AES Corp., 7.75%, due 3/1/14)	March 20, 2017	6.43%	2.8% Quarterly	5,600,000	(982,041)	—	(982,041)

Merrill Lynch & Co., Inc. (AES Corp., 7.75%, due 3/1/14)	March 20, 2017	6.43%	2.6% Quarterly	3,600,000	(666,085)	—	(666,085)

Merrill Lynch & Co., Inc. (Eastman Kodak Company, 7.25%, due 11/15/13)	September 20, 2010	16.48%	2.3% Quarterly	1,610,000	(244,531)	—	(244,531)

RBS Greenwich (Countrywide Home Loan Inc., 4%, due 3/22/11)	March 20, 2012	2.24%	0.6% Quarterly	7,400,000	(310,456)	—	(310,456)

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Core Plus—Continued

Credit Default Swap on Corporate Issues—Sell Protection[1]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Implied Credit Spread At June 30, 2009[2]	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)

RBS Greenwich (Countrywide Home Loans, Inc., 4%, due 3/22/11)	June 20, 2012	2.21%	0.66% Quarterly	$9,900,000	$(427,985)	—	$(427,985)

RBS Greenwich (Eastman Kodak Company, 7.25%, due 11/15/13)	December 20, 2010	18.00%	3.2% Quarterly	19,300,000	(3,542,972)	—	(3,542,972)

RBS Greenwich (Eastman Kodak Company, 7.25%, due 11/15/13)	December 20, 2016	16.07%	2.8% Quarterly	3,600,000	(1,432,615)	—	(1,432,615)

RBS Greenwich (Eastman Kodak Company, 7.25%, due 11/15/13)	September 20, 2012	19.03%	2.25% Quarterly	13,030,000	(4,477,363)	—	(4,477,363)

RBS Greenwich (Ford Motor Credit Company, 7%, due 10/1/13)	September 20, 2011	9.59%	3.75% Quarterly	8,900,000	(996,480)	$(38,291)	(958,189)

RBS Greenwich (Ford Motor Credit Company, 7%, due 10/1/13)	March 20, 2012	17.91%	5.38% Quarterly	8,200,000	(2,138,001)	—	(2,138,001)

RBS Greenwich (Ford Motor Credit Company, 7.45%, due 7/16/31)	September 20, 2011	18.35%	6.75% Quarterly	18,400,000	(3,795,635)	—	(3,795,635)

RBS Greenwich (Ford Motor Credit Company, 7.45%, due 7/16/31)	June 20, 2012	17.75%	5.85% Quarterly	7,400,000	(1,956,255)	—	(1,956,255)

RBS Greenwich (Ford Motor Credit Company, 7.45%, due 7/16/31)	June 20, 2012	17.75%	5.1% Quarterly	12,450,000	(3,499,114)	—	(3,499,114)

Semi-Annual Report to Shareholders

Core Plus—Continued

Credit Default Swap on Corporate Issues—Sell Protection[1]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Implied Credit Spread At June 30, 2009[2]	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)

RBS Greenwich (Ford Motor Credit Company, 7.45%, due 7/16/31)	June 20, 2012	17.75%	5.15% Quarterly	$6,900,000	$(1,931,589)	—	$(1,931,589)

RBS Greenwich (General Motors Acceptance Corporation, 6%, due 4/1/11)	December 20, 2011	9.74%	1.34% Quarterly	780,000	(137,496)	—	(137,496)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	September 20, 2010	11.26%	5.75% Quarterly	1,250,000	(77,464)	—	(77,464)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	September 20, 2012	9.39%	7.2% Quarterly	10,700,000	(610,774)	—	(610,774)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	December 20, 2011	9.74%	1.2% Quarterly	680,000	(121,870)	—	(121,870)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	December 20, 2016	8.78%	1.55% Quarterly	4,200,000	(1,413,882)	—	(1,413,882)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	March 20, 2012	9.60%	1.17% Quarterly	8,500,000	(1,630,274)	—	(1,630,274)

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Core Plus—Continued

Credit Default Swap on Corporate Issues—Sell Protection[1]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Implied Credit Spread At June 30, 2009[2]	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	March 2, 2012	9.60%	1.4% Quarterly	$9,400,000	$(1,753,643)	—	$(1,753,643)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	March 20, 2012	9.60%	1.85% Quarterly	9,700,000	(1,710,182)	—	(1,710,182)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	March 20, 2012	9.60%	2% Quarterly	9,300,000	(1,607,883)	—	(1,607,883)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	September 20, 2012	9.39%	5.95% Quarterly	3,800,000	(341,102)	—	(341,102)

RBS Greenwich (Residential Capital, LLC, 7.5%, due 4/17/13)	December 20, 2012	18.20%	5% Quarterly	10,800,000	(3,341,957)	$(934,100)	(2,407,857)

RBS Greenwich (Residential Capital, LLC, 7.5%, due 4/17/13)	December 20, 2012	18.20%	5% Quarterly	10,800,000	(3,341,958)	(1,197,611)	(2,144,347)

RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)	June 20, 2012	7.95%	1.76% Quarterly	24,300,000	(3,674,264)	—	(3,674,264)

RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)	September 20, 2012	7.92%	2.35% Quarterly	3,600,000	(521,915)	—	(521,915)

Semi-Annual Report to Shareholders

Core Plus—Continued

Credit Default Swap on Corporate Issues—Sell Protection[1]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Implied Credit Spread At June 30, 2009[2]	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)

RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)	September 20, 2012	7.92%	2.4% Quarterly	$3,600,000	$(517,221)	—	$(517,221)

RBS Greenwich (Time Warner Inc. 6.875%, due 5/1/12)	September 20, 2010	0.56%	0.47% Quarterly	5,000,000	(5,607)	—	(5,607)

RBS Greenwich (Time Warner Inc., 6.875%, due 5/1/12)	December 20, 2010	0.60%	0.5% Quarterly	12,500,000	(18,438)	—	(18,438)

The Goldman Sachs Group, Inc. (Eastman Kodak Company, 7.25%, due 11/15/13)	March 20, 2015	17.26%	1.67% Quarterly	1,900,000	(796,815)	—	(796,815)

The Goldman Sachs Group, Inc. (Ford Motor Credit Co., 7%, due 10/1/2013)	September 20, 2017	8.90%	3.77% Quarterly	6,400,000	(1,606,662)	—	(1,606,662)

The Goldman Sachs Group, Inc. (Ford Motor Credit Co., 7.45%, due 7/16/31)	September 20, 2011	18.35%	6.8% Quarterly	10,000,000	(2,053,932)	—	(2,053,932)

The Goldman Sachs Group, Inc. (Ford Motor Credit Company, 7%, due 10/1/13)	June 20, 2010	10.81%	4.75% Quarterly	2,500,000	(139,429)	—	(139,429)

The Goldman Sachs Group, Inc. (Ford Motor Credit Company, 7%, due 10/1/13)	September 20, 2011	9.59%	3.8% Quarterly	9,200,000	(1,030,069)	—	(1,030,069)

The Goldman Sachs Group, Inc. (Ford Motor Credit Company, 7.45%, due 7/16/31)	September 20, 2011	18.35%	6.8% Quarterly	8,400,000	(1,725,303)	—	(1,725,303)

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Core Plus—Continued

Credit Default Swap on Corporate Issues—Sell Protection[1]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Implied Credit Spread At June 30, 2009[2]	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)

The Goldman Sachs Group, Inc. (Ford Motor Credit Company, 7.45%, due 7/16/31)	March 20, 2012	17.91%	6.05% Quarterly	$11,500,000	$(2,837,810)	—	$(2,837,810)

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	June 20, 2010	11.92%	5.75% Quarterly	2,000,000	(112,657)	—	(112,657)

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	June 20, 2010	11.92%	5.95% Quarterly	80,000	(4,359)	—	(4,359)

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)	June 20, 2010	11.92%	6% Quarterly	1,000,000	(54,032)	—	(54,032)

The Goldman Sachs Group, Inc. (TXU Corp., 5.55%, due 11/15/2014)	September 20, 2012	12.37%	3.24% Quarterly	2,700,000	(619,523)	—	(619,523)

Net unrealized depreciation on sales of credit default swaps on corporate issues							$(65,550,410)

Credit Default Swaps on Corporate Issues—Buy Protection[4]
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ Depreciation

Banc of America Securities LLC (Home Depot Inc., 3.75%, due 9/15/09)	December 20, 2013	0.635% Quarterly	$ 5,510,000	$69,845	—	$69,845

Banc of America Securities LLC (Marriot International Inc., 4.625%, due 6/15/12)	December 20, 2015	0.73% Monthly	7,950,000	557,204	—	557,204

Banc of America Securities LLC (Masco Corp., 5.875%, due 7/15/12)	December 20, 2016	1.04% Quarterly	8,270,000	936,614	—	936,614

Semi-Annual Report to Shareholders

Core Plus—Continued

Credit Default Swaps on Corporate Issues—Buy Protection[4]
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ Depreciation

Banc of America Securities LLC (PHH Corporate Note, 7.125%, due 3/1/13)	March 20, 2013	1.05% Monthly	$ 8,640,000	$1,966,541	—	$1,966,541

Banc of America Securities LLC (Viacom Inc., 4.625%, due 5/15/18)	December 20, 2015	1.13% Quarterly	5,500,000	461,013	—	461,013

Barclays Capital Inc. (Amerisourcebergen Corp., 5.625%, due 9/15/12)	September 20, 2012	0.5% Quarterly	6,330,000	(15,238)	—	(15,238)

Barclays Capital Inc. (Cardinal Health Inc. 5.85%, due 12/15/17)	September 20, 2016	0.49% Quarterly	6,260,000	5,803	—	5,803

Barclays Capital Inc. (Health Care Property Investments Inc., 6.45%, due 06/25/12)	June 20, 2012	0.63% Quarterly	6,240,000	507,046	—	507,046

Barclays Capital Inc. (Motorola Inc., 6.5%, due 9/1/25)	December 20, 2011	0.32% Quarterly	10,850,000	512,515	—	512,515

Bear Stearns, Inc. (Bell South Corp., 6%, due 10/15/11)	September 20, 2014	0.28% Quarterly	8,250,000	33,866	—	33,866

Bear Stearns, Inc. (Ford Motor Credit Company, 7%, due 10/1/13)	June 20, 2010	5.75% Quarterly	12,500,000	437,092	—	437,092

Bear Stearns, Inc. (Viacom Inc., 6.25%, due 4/30/16)	March 20, 2011	0.59% Quarterly	4,300,000	59,294	—	59,294

Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M8, 1-Month LIBOR + 160 bp, due 6/25/35)	June 25, 2035	1.28% Monthly	1,122,000	1,058,006	—	1,058,006

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Core Plus—Continued

Credit Default Swaps on Corporate Issues—Buy Protection[4]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ Depreciation

Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M9, 1-Month LIBOR + 250 bp, due 6/25/35)	June 25, 2035	2.05% Monthly	$1,122,000	$1,075,467	—	$1,075,467

Credit Suisse First Boston USA (ACE Securities Corp. 2005-HE1 M8, 1-Month LIBOR + 138 bp, due 2/25/35)	February 25, 2035	1.31% Monthly	868,441	847,898	—	847,898

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2004-4 B2, 1-Month LIBOR + 190bp, due 10/25/34)	October 25, 2034	1.37% Monthly	830,530	733,759	—	733,759

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005 B2, 1-Month LIBOR + 130 bp, due 3/25/35)	March 25, 2035	1.31% Monthly	1,122,000	1,113,675	—	1,113,675

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005 B3, 1-Month LIBOR + 200 bp, due 3/25/35)	March 25, 2035	2.18% Monthly	1,122,000	1,121,069	—	1,121,069

Credit Suisse First Boston USA (Amerisource Bergen Corp., 8.125%, due 9/1/08)	September 20, 2015	0.9% Quarterly	5,350,000	(120,492)	—	(120,492)

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W11 M10, 1-Month LIBOR + 350bp, due 11/25/34)	November 25, 2034	2.15% Monthly	427,500	415,013	—	415,013

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W11 M9, 1-Month LIBOR + 225bp, due 11/25/34)	November 25, 2034	1.33% Monthly	427,500	411,557	—	411,557

Semi-Annual Report to Shareholders

Core Plus—Continued

Credit Default Swaps on Corporate Issues—Buy Protection[4]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ Depreciation

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W4 M3, 1-Month LIBOR + 300 bp, due 3/25/34)	March 25, 2034	2.2% Monthly	$531,142	$418,207	—	$418,207

Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M8, 1-Month LIBOR + 180bp, due 11/25/34)	November 25, 2034	1.31% Monthly	407,909	392,472	—	392,472

Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M9, 1-Month LIBOR + 315bp, due 11/25/34)	November 25, 2034	2.18% Monthly	223,889	219,434	—	219,434

Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A M8, 1-Month LIBOR + 135 bp, due 1/25/35)	January 25, 2035	1.31% Monthly	444,776	433,581	—	433,581

Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A, 1-Month LIBOR + 100bp, due 1/25/35)	January 25, 2035	2.08% Monthly	109,084	108,519	—	108,519

Credit Suisse First Boston USA (Home Depot Inc., 3.75%, due 9/15/09)	September 20, 2010	0.17% Quarterly	2,720,000	23,047	—	23,047

Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed, Trust 2004-C M8, 1-Month LIBOR + 190bp, due 3/25/35)	March 25, 2035	1.28% Monthly	585,674	537,146	—	537,146

Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed, Trust 2004-C M9, 1-Month LIBOR + 325bp, due 3/25/35)	March 25, 2035	2.05% Monthly	467,382	434,480	—	434,480

Credit Suisse First Boston USA (Limited Brands Inc., 6.125%, due 12/01/12)	December 20, 2012	0.6% Quarterly	10,600,000	681,920	—	681,920

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Core Plus—Continued

Credit Default Swaps on Corporate Issues—Buy Protection[4]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ Depreciation

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2004-1 M9, 1-Month LIBOR + 350bp, due 2/25/34)	February 25, 2034	2.15% Monthly	$ 310,450	$180,857	—	$180,857

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M8, 1-Month LIBOR + 170 bp, due 2/25/35)	February 25, 2035	1.31% Monthly	544,798	532,044	—	532,044

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M9, 1-Month LIBOR + 275bp, due 2/25/35)	February 25, 2035	2.08% Monthly	341,616	340,851	—	340,851

Credit Suisse First Boston USA (Marsh & Mclennan Company, Inc., 5.375%, due 7/15/14)	September 20, 2010	0.46% Quarterly	5,990,000	(8,039)	—	(8,039)

Credit Suisse First Boston USA (Masco Corp., 5.875%, due 7/15/12)	September 20, 2013	0.75% Quarterly	5,830,000	573,224	—	573,224

Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1 M8, 1-Month LIBOR + 153bp, due 12/25/34)	December 25, 2034	1.31% Monthly	660,250	622,991	—	622,991

Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1 M9, 1-Month LIBOR + 240bp, due 12/25/34)	December 25, 2034	2.08% Monthly	593,281	568,999	—	568,999

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2004-WMC1 B3, 1-Month LIBOR + 225bp, due 9/25/35)	September 25, 2035	2.05% Monthly	295,616	271,073	—	271,073

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2004-WMC4 B3, 1-Month LIBOR + 375bp, due 4/25/35)	April 25, 2035	2.15% Monthly	326,250	315,791	—	315,791

Semi-Annual Report to Shareholders

Core Plus—Continued

Credit Default Swaps on Corporate Issues—Buy Protection[4]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ Depreciation

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-NC1 B2, 1-Month LIBOR + 130bp, due 10/25/35)	October 25, 2035	1.28% Monthly	$ 401,504	$367,023	—	$367,023

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-NC1 B3, 1-Month LIBOR + 205bp, due 10/25/35)	October 25, 2035	2.05% Monthly	403,431	376,871	—	376,871

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-WMC1 B2, 1-Month LIBOR + 135bp, due 9/25/35)	September 25, 2035	1.28% Monthly	380,796	352,363	—	352,363

Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B2, 1-Month LIBOR + 130 bp, due 1/25/35)	January 25, 2035	1.31% Monthly	355,878	345,416	—	345,416

Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B3, 1-Month LIBOR + 215bp, due 1/25/35)	January 25, 2035	2.18% Monthly	156,548	155,857	—	155,857

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2004-2 M9, 1-Month LIBOR + 325bp, due 8/25/34)	August 25, 2034	2.15% Monthly	443,987	266,976	—	266,976

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M8, 1-Month LIBOR + 140 bp, due 3/25/35)	March 25, 2035	1.31% Monthly	550,167	473,971	—	473,971

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M9, 1-Month LIBOR + 205 bp, due 3/25/35)	March 25, 2035	2.18% Monthly	479,851	420,119	—	420,119

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Core Plus—Continued

Credit Default Swaps on Corporate Issues—Buy Protection[4]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ Depreciation

Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-1 B2, 1-Month LIBOR + 135 bp, due 6/25/35)	June 25, 2035	1.28% Monthly	$ 1,122,000	$1,008,982	—	$1,008,982

Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-4 B3, 1-Month LIBOR + 195 bp, due 6/25/35)	June 25, 2035	2.05% Monthly	1,122,000	1,040,734	—	1,040,734

Credit Suisse First Boston USA (Park Place Securities Inc. 2005-WCH1 M8, 1-Month LIBOR + 155bp, due 1/25/36)	January 25, 2036	1.36% Monthly	1,122,000	1,073,259	—	1,073,259

Credit Suisse First Boston USA (Park Place Securities, Inc. 2005-WCH1 M9, 1-Month LIBOR + 250 bp, due 1/25/36)	January 25, 2036	2.18% Monthly	1,081,878	1,054,761	—	1,054,761

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2004-1 M6, 1-Month LIBOR + 230bp, due 6/25/34)	June 25, 2034	1.37% Quarterly	688,793	676,008	—	676,008

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1 B3, 1-Month LIBOR + 260bp, due 1/25/35)	January 25, 2035	2.05% Monthly	879,711	878,963	—	878,963

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1, 1-Month LIBOR + 165bp, due 1/25/35)	January 25, 2035	1.28% Monthly	1,122,000	1,097,648	—	1,097,648

Credit Suisse First Boston USA (Pulte Homes Inc., 7.875%, due 8/1/11)	March 20, 2011	0.79% Quarterly	4,080,000	114,171	—	114,171

Credit Suisse First Boston USA (Southwest Airlines Co., 5.25%, due 10/1/14)	March 20, 2017	0.69% Quarterly	4,880,000	343,251	—	343,251

Semi-Annual Report to Shareholders

Core Plus—Continued

Credit Default Swaps on Corporate Issues—Buy Protection[4]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ Depreciation

Credit Suisse First Boston USA (Starwood Hotels Resorts, 7.875%, due 8/25/34)	December 20, 2011	1.37% Quarterly	$ 5,350,000	$272,763	—	$272,763

Credit Suisse First Boston USA (Waste Management Inc., 7.375%, due 8/1/10)	March 20, 2014	0.49% Quarterly	6,630,000	88,551	—	88,551

Deutsche Bank AG (Autozone Inc., 6.95%, due 6/15/16)	June 20, 2016	0.58% Quarterly	10,890,000	(2,639)	—	(2,639)

Deutsche Bank AG (Centurytel Inc., 7.875%, due 8/15/12)	March 20, 2017	0.89% Quarterly	8,270,000	(35,313)	—	(35,313)

JP Morgan Chase & Co. (Limited Brands Inc., 6.125%, due 12/1/12)	December 20, 2012	0.67% Quarterly	6,300,000	391,297	—	391,297

Morgan Stanley & Co., Inc. (Gannett Co., 6.375%, due 4/01/12)	March 20, 2012	0.46% Quarterly	4,560,000	1,145,258	—	1,145,258

Morgan Stanley & Co., Inc. (Pulte Homes Inc., 5.25%, due 1/15/14)	March 20, 2011	4% Quarterly	2,780,000	(71,417)	—	(71,417)

Morgan Stanley & Co., Inc. (Sara Lee Corp. 6.125% due 11/01/32)	September 20, 2011	0.62% Quarterly	9,750,000	(61,842)	—	(61,842)

Morgan Stanley & Co., Inc. (Viacom Inc., 6.25%, due 4/30/16)	March 20, 2012	0.36% Quarterly	10,540,000	313,898	—	313,898

Morgan Stanley & Co., Inc. (Weyerhaeuser Co. Note, 7.125%, due 7/15/23)	March 20, 2012	0.74% Quarterly	5,540,000	138,196	—	138,196

RBS Greenwich (General Mills Inc., 5.7%, due 2/15/17)	March 20, 2017	0.33% Quarterly	7,210,000	63,648	—	63,648

RBS Greenwich (Harborview Mortgage Loan Trust 2005-12, 1-Month LIBOR + 175 bp, due 10/19/35)	October 19, 2035	2.5% Monthly	1,988,009	1,886,498	—	1,886,498 *

RBS Greenwich (Home Depot Inc., 5.4%, due 3/1/16)	March 20, 2016	0.48% Monthly	8,230,000	208,109	—	208,109

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Core Plus—Continued

Credit Default Swaps on Corporate Issues—Buy Protection[4]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Contract Notional Amount[3]	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ Depreciation

RBS Greenwich (Washington Mutual 2005-AR11, 1-Month LIBOR + 120 bp, due 8/25/45)	August 25, 2045	2.55% Monthly	$ 678,915	$671,195	—	$671,195	*

The Goldman Sachs Group, Inc. (JPM Chase Commercial Mortgage, 5.7966%, due 5/15/47)	May 15, 2047	0.75% Monthly	5,000,000	4,650,086	—	4,650,086	*

The Goldman Sachs Group, Inc. (Viacom Inc. 6.25% due 4/30/2016)	March 20, 2011	1.4% Quarterly	6,270,000	45	—	45

Net unrealized appreciation on buys of credit default swaps on corporate issues						$38,538,850

Credit Default Swap on Credit Indices—Sell Protection[1]
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value[5]	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	$ 45,676,800	$(499,398)	$(117,412)	$(381,986)

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	40,552,800	(443,376)	(390,297)	(53,079)

Barclays Capital Inc. (CDX IG 9)	December 20, 2017	0.8% Quarterly	98,946,880	(5,253,585)	(3,576,229)	(1,677,356)

Barclays Capital Inc. (CDX IG 9)	December 20, 2017	0.8% Quarterly	85,595,200	(4,544,677)	(3,530,593)	(1,014,084)

Barclays Capital Inc. (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	7,700,000	(484,396)	(56,893)	(427,503)

Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	12,760,044	(1,329,009)	(271,619)	(1,057,390)

Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	25,036,753	(2,607,676)	(580,267)	(2,027,409)

Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	29,290,101	(3,050,679)	(767,885)	(2,282,794)

Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	178,930,617	(18,636,322)	(5,669,299)	(12,967,023)

Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	62,833,550	(6,544,359)	(2,040,279)	(4,504,080)

Semi-Annual Report to Shareholders

Core Plus—Continued

Credit Default Swap on Credit Indices—Sell Protection[1]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value[5]	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)

Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	$ 62,833,550	$(6,544,359)	$(2,022,821)	$(4,521,538)

Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	4,833,350	(503,412)	(209,499)	(293,913)

Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	125,425,433	(13,063,548)	(5,623,648)	(7,439,900)

Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	11,841,708	(1,233,361)	(537,440)	(695,921)

Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Every 3 Days	23,103,413	(2,406,311)	(1,043,859)	(1,362,452)

Barclays Capital Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	31,706,776	(3,302,384)	(1,827,253)	(1,475,131)

Bear Stearns, Inc. (CDX HY 6B)	June 20, 2011	3% Quarterly	21,354,000	(1,530,191)	101,434	(1,631,625)

Bear Stearns, Inc. (CDX HY 8)	June 20, 2012	0.91% Quarterly	31,750,000	(8,358,295)	—	(8,358,295)

Bear Stearns, Inc. (CDX HY 8)	June 20, 2012	1.01% Quarterly	11,800,000	(3,074,903)	—	(3,074,903)

Bear Stearns, Inc. (CDX HY 8)	June 20, 2012	1.05% Quarterly	12,700,000	(3,295,875)	—	(3,295,875)

Bear Stearns, Inc. (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	1,875,000	(117,954)	(18,592)	(99,362)

Bear Stearns, Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	11,696,707	(1,218,258)	(27,647)	(1,190,611)

Credit Suisse First Boston USA (ABX.HE-AAA 06-1)	July 25, 2045	0.18% Monthly	160,576,853	(48,574,498)	(13,554,911)	(35,019,587)

Credit Suisse First Boston USA (ABX.HE-AAA 06-1)	July 25, 2045	0.18% Monthly	23,059,096	(6,975,376)	(2,053,824)	(4,921,552)

Credit Suisse First Boston USA (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	40,310,139	(1,582,217)	467,994	(2,050,211)

Credit Suisse First Boston USA (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	40,890,141	(1,604,983)	(533,856)	(1,071,127)

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Core Plus—Continued

Credit Default Swap on Credit Indices—Sell Protection[1]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value[5]	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)

Credit Suisse First Boston USA (iBoxx HY 3)	December 20, 2009	4% Quarterly	$ 2,720,437	$(262)	$(9,998)	$9,736

Credit Suisse First Boston USA (iBoxx HY 3)	December 20, 2009	4% Quarterly	2,720,437	(262)	(9,998)	9,736

Deutsche Bank AG (ABX.HE-AAA 06-1)	July 25, 2045	0.18% Monthly	31,520,297	(9,534,890)	(2,685,515)	(6,849,375)

Deutsche Bank AG (ABX.HE-AAA 06-1)	July 25, 2045	0.18% Monthly	15,899,619	(4,809,635)	(1,395,283)	(3,414,352)

Deutsche Bank AG (ABX.HE-AAA 06-1)	July 25, 2045	0.18% Monthly	7,624,379	(2,306,375)	(840,078)	(1,466,297)

Deutsche Bank AG (iBoxx HY 2)	September 20, 2009	4.8% Quarterly	2,193,466	(4,382)	(2,297)	(2,085)

Deutsche Bank AG (iBoxx IG Hi-Vol2)	September 20, 2014	1.3% Quarterly	11,174,667	(382,560)	21,847	(404,407)

JP Morgan Chase & Co. (ABX. HE-AAA 06-1)	July 25, 2045	0.18% Monthly	22,315,255	(6,750,365)	(529,394)	(6,220,971)

JP Morgan Chase & Co. (CDX HY 9)	December 20, 2012	2.25% Quarterly	8,900,000	(2,661,466)	—	(2,661,466)

JP Morgan Chase & Co. (CDX HY 9)	December 20, 2012	3.75% Quarterly	174,000	(24,282)	(13,869)	(10,413)

JP Morgan Chase & Co. (CDX HY 9)	December 20, 2012	6.356% Quarterly	75,000,000	(13,144,815)	—	(13,144,815)

JP Morgan Chase & Co. (CDX IG 10)	June 20, 2013	1.55% Quarterly	154,208,000	(1,686,003)	(616,069)	(1,069,934)

JP Morgan Chase & Co. (CDX IG 10)	June 20, 2013	1.55% Quarterly	141,910,400	(1,551,549)	(1,209,067)	(342,482)

JP Morgan Chase & Co. (CDX IG 8)	June 20, 2012	0.35% Quarterly	83,448,000	(3,320,638)	(467,692)	(2,852,946)

JP Morgan Chase & Co. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	2,900,010	(302,047)	(79,257)	(222,790)

Merrill Lynch & Co., Inc. (ABX.HE-AAA 06-1)	July 25, 2045	0.18% Monthly	23,245,057	(7,031,630)	(1,283,061)	(5,748,569)

Merrill Lynch & Co., Inc. (CDX HY 8)	June 20, 2012	0.82% Quarterly	30,600,000	(8,129,040)	—	(8,129,040)

Semi-Annual Report to Shareholders

Core Plus—Continued

Credit Default Swap on Credit Indices—Sell Protection [1]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value[5]	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)

Merrill Lynch & Co., Inc. (CDX HY 8)	June 20, 2012	0.92% Quarterly	$ 31,750,000	$(8,349,821)	—	$(8,349,821)

Merrill Lynch & Co., Inc. (CDX HY 8)	June 20, 2012	1.125% Quarterly	18,800,000	(4,841,308)	—	(4,841,308)

Merrill Lynch & Co., Inc. (CDX HY 9)	December 20, 2012	2% Quarterly	9,340,000	(2,863,434)	—	(2,863,434)

Merrill Lynch & Co., Inc. (CDX HY 9)	December 20, 2012	2.3% Quarterly	9,220,000	(2,743,263)	—	(2,743,263)

Merrill Lynch & Co., Inc. (CDX HY 9)	December 20, 2012	3.75% Quarterly	1,848,000	(257,896)	$(59,045)	(198,851)

Merrill Lynch & Co., Inc. (CDX HY 9)	December 20, 2012	6.35% Quarterly	15,000,000	(2,631,675)	—	(2,631,675)

Merrill Lynch & Co., Inc. (CDX HY 9)	December 20, 2012	6.43% Quarterly	2,000,000	(346,067)	—	(346,067)

Merrill Lynch & Co., Inc. (CDX HY 9)	December 20, 2012	6.2% Quarterly	13,000,000	(2,339,568)	—	(2,339,568)

Merrill Lynch & Co., Inc. (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	4,650,000	(292,525)	(10,380)	(282,145)

Merrill Lynch & Co., Inc. (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	95,680,000	(6,019,095)	(345,525)	(5,673,570)

Merrill Lynch & Co., Inc. (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	14,200,000	(893,302)	(168,693)	(724,609)

Merrill Lynch & Co., Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	7,926,694	(825,596)	(80,243)	(745,353)

Merrill Lynch & Co., Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	4,543,349	(473,208)	(120,356)	(352,852)

Merrill Lynch & Co., Inc. (Dow Jones CDX IG HVOL 12)	June 20, 2014	5% Quarterly	25,400,000	1,942,356	860,681	1,081,675

Morgan Stanley & Co., Inc. (CDX HY 9)	December 20, 2012	6.2% Quarterly	43,000,000	(7,738,572)	—	(7,738,572)

Morgan Stanley & Co., Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	2,320,008	(241,638)	(46,029)	(195,609)

Morgan Stanley & Co., Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	62,833,550	(6,544,359)	(2,004,745)	(4,539,614)

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Core Plus—Continued

Credit Default Swap on Credit Indices—Sell Protection [1]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value[5]	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)

RBS Greenwich (CDX HY 10)	June 20, 2013	5% Quarterly	$ 10,736,000	$(1,223,434)	$(1,163,595)	$(59,839)

RBS Greenwich (CDX HY 9)	December 20, 2012	3.75% Quarterly	1,408,000	(196,492)	(115,181)	(81,311)

RBS Greenwich (CDX IG 8)	June 20, 2012	0.35% Quarterly	16,494,400	(656,360)	(224,142)	(432,218)

RBS Greenwich (CDX IG 8)	June 20, 2012	0.35% Quarterly	14,152,000	(563,149)	(172,329)	(390,820)

RBS Greenwich (LCDX HY 9)	December 20, 2012	2.25% Quarterly	13,760,000	(2,181,126)	(827,811)	(1,353,315)

The Goldman Sachs Group, Inc. (ABX.HE-AAA 06-1)	July 25, 2045	0.18% Monthly	23,012,606	(6,961,313)	(1,548,122)	(5,413,191)

The Goldman Sachs Group, Inc. (CDX HY 8)	June 20, 2012	0.9% Quarterly	32,000,000	(8,432,646)	—	(8,432,646)

The Goldman Sachs Group, Inc. (CDX HY 9)	October 12, 2012	1.8% Quarterly	35,500,000	(11,097,534)	—	(11,097,534)

The Goldman Sachs Group, Inc. (CDX HY 9)	December 20, 2012	2% Quarterly	8,780,000	(2,691,750)	—	(2,691,750)

The Goldman Sachs Group, Inc. (CDX HY 9)	December 20, 2012	3.75% Quarterly	10,208,000	(1,424,568)	(632,148)	(792,420)

The Goldman Sachs Group, Inc. (CDX HY 9)	December 20, 2012	3.75% Quarterly	19,360,000	(2,701,767)	(1,338,554)	(1,363,213)

The Goldman Sachs Group, Inc. (CDX IG 8)	June 20, 2012	0.35% Quarterly	19,149,120	(761,999)	(123,350)	(638,649)

The Goldman Sachs Group, Inc. (CDX IG 9)	December 20, 2017	0.8% Quarterly	63,440,000	(3,368,347)	(2,073,610)	(1,294,737)

The Goldman Sachs Group, Inc. (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	242,730,837	(9,527,452)	3,469,838	(12,997,290)

The Goldman Sachs Group, Inc. (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	32,673,446	(1,282,468)	1,015,979	(2,298,447)

Semi-Annual Report to Shareholders

Core Plus—Continued

Credit Default Swap on Credit Indices—Sell Protection [1]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value[5]	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)

The Goldman Sachs Group, Inc. (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	$ 32,770,113	$(1,286,263)	$507,008	$(1,793,271)

The Goldman Sachs Group, Inc. (CDX IG HVOL 3)	March 20, 2010	1.05% Quarterly	21,845,160	(262,008)	(17,699)	(244,309)

The Goldman Sachs Group, Inc. (CDX IG HVOL 3)	March 20, 2010	1.05% Quarterly	42,820,380	(513,583)	(142,019)	(371,564)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	4,400,000	(276,797)	(54,707)	(222,090)

The Goldman Sachs Group, Inc. (CDX IG HVOL 8)	June 20, 2012	0.75% Quarterly	700,000	(44,036)	(19,480)	(24,556)

The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	5,413,352	(563,822)	16,734	(580,556)

The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	48,333,500	(5,034,123)	(831,124)	(4,202,999)

The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	12,180,042	(1,268,599)	(326,116)	(942,483)

The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	12,180,042	(1,268,599)	(325,443)	(943,156)

The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	29,290,101	(3,050,678)	(784,044)	(2,266,634)

The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	28,420,098	(2,960,064)	(1,157,519)	(1,802,545)

The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	28,420,098	(2,960,064)	(1,011,115)	(1,948,949)

The Goldman Sachs Group, Inc. (CDX IG HVOL 9)	December 20, 2012	1.4% Quarterly	110,490,381	(11,508,004)	(10,745,273)	(762,731)

The Goldman Sachs Group, Inc. (Dow Jones CDX HY B.3)	December 20, 2009	4% Quarterly	8,722,672	(842)	89,841	(90,683)

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Core Plus—Continued

Credit Default Swap on Credit Indices—Sell Protection [1]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Received by the Fund‡	Contract Notional Amount[3]	Market Value[5]	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)

The Goldman Sachs Group, Inc. (iBoxx HY 3)	December 20, 2009	4% Quarterly	$2,573,620	$(248)	$(4,132)	$3,884

The Goldman Sachs Group, Inc. (iBoxx HY 3)	December 20, 2009	4% Quarterly	$863,631	(83)	(150)	67

The Goldman Sachs Group, Inc. (iBoxx HY 4)	June 20, 2010	3.4% Quarterly	1,980,000	19,165	(10,212)	29,377

The Goldman Sachs Group, Inc. (iBoxx HY 6B)	June 20, 2011	3% Quarterly	9,737,424	(697,768)	38,085	(735,853)

The Goldman Sachs Group, Inc. (iBoxx HY 6B)	June 20, 2011	3% Quarterly	12,812,400	(918,115)	60,505	(978,620)

The Goldman Sachs Group, Inc. (LCDX 9)	December 20, 2012	2.25% Quarterly	14,620,000	(2,317,447)	51,116	(2,368,563)

Net unrealized depreciation on sales of credit default swaps on credit indices						$(268,483,427)

Credit Default Swap on Credit Indices—Buy Protection[4]
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Contract Notional Amount[3]	Market Value[5]	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)

Barclays Capital Inc. (CDX IG 10 6/13)	June 20, 2013	1.55% Quarterly	$19,617,600	$214,485	$317,146	$(102,661)

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	22,838,400	249,699	28,596	221,103

Barclays Capital Inc. (CDX IG 10)	June 20, 2013	1.55% Quarterly	81,105,600	886,752	334,591	552,161

Barclays Capital Inc. (CDX IG 11)	December 20, 2013	1.5% Quarterly	6,240,000	46,662	166,322	(119,660)

Barclays Capital Inc. (CDX IG 11)	December 20, 2013	1.5% Quarterly	44,400,000	332,019	1,450,185	(1,118,166)

Bear Stearns, Inc. (CDX HY 6B)	June 20, 2011	3% Quarterly	9,908,256	(710,009)	16,845	(726,854)

Citigroup Global Markets (CMBX 1 2006-1 AAA)	March 22, 2045	0.1% Monthly	9,530,000	1,229,370	953,000	276,370 *

Semi-Annual Report to Shareholders

Core Plus—Continued

Credit Default Swap on Credit Indices—Buy Protection[4]—Continued
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Contract Notional Amount[3]	Market Value[5]	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)

Credit Suisse First Boston USA (CDX IG 11)	March 20, 2013	1.5% Quarterly	$90,100,000	$673,759	$2,942,829	$(2,269,070)

Credit Suisse First Boston USA (CMBX 1 2006-1 AAA)	March 22, 2045	0.1% Monthly	9,520,000	1,228,080	2,219,056	(990,976)*

Credit Suisse First Boston USA (CMBX 2 2006-2 AAA)	September 22, 2045	0.07% Monthly	16,420,000	3,040,984	3,605,591	(564,607)*

Credit Suisse First Boston USA (CMBX 4 2007-2 AAA)	March 22, 2047	0.35% Quarterly	34,700,000	9,289,190	8,988,775	300,415 *

JP Morgan Chase & Co. (CDX IG 10 6/13)	June 20, 2013	1.55% Quarterly	39,820,800	435,373	938,450	(503,077)

JP Morgan Chase & Co. (CDX IG 10 6/13)	June 20, 2013	1.55% Quarterly	9,857,600	107,776	120,119	(12,343)

JP Morgan Chase & Co. (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	28,710,099	1,126,903	(1,142,170)	2,269,073

JP Morgan Chase & Co. (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	26,100,090	1,024,457	(1,325,712)	2,350,169

JP Morgan Chase & Co. (CMBX 1 2006-1 AAA)	March 22, 2045	0.1% Monthly	9,530,000	1,229,370	958,956	270,414 *

JP Morgan Chase & Co. (CMBX 4 2007-2 AAA)	March 22, 2047	0.35% Quarterly	34,700,000	9,289,190	8,989,509	299,681 *

RBS Greenwich (CDX HY 10)	June 20, 2013	5% Quarterly	10,858,000	1,237,336	1,717,931	(480,595)

RBS Greenwich (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	11,213,372	440,137	(586,575)	1,026,712

The Goldman Sachs Group, Inc. (CDX IG 10 6/13)	June 20, 2013	1.55% Quarterly	39,040,000	426,836	931,511	(504,675)

The Goldman Sachs Group, Inc. (CDX IG 11)	December 20, 2013	1.5% Quarterly	22,800,000	170,496	539,377	(368,881)

The Goldman Sachs Group, Inc. (CDX IG HVOL 10)	June 20, 2013	3.5% Quarterly	40,310,139	1,582,217	388,737	1,193,480

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Core Plus—Continued

Credit Default Swap on Credit Indices—Buy Protection—Continued
Swap Counterparty (Reference Entity)	Termination Date	Periodic Payments Made by the Fund‡	Contract Notional Amount(3)	Market Value(5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)

The Goldman Sachs Group, Inc. (iBoxx HY 3)	December 20, 2009	4% Quarterly	$5,233,603	$(505)	$2,580	$(3,085)

Net unrealized appreciation on buys of credit default swaps on credit indices						$994,928

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[3]

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

‡	Percentage shown is an annual percentage rate.
*	Security is valued in good faith at fair value by or under the direction of the Board of Directors.

4. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

Below are tables, grouped by derivative type that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities’ at June 30, 2009.

Core

	Asset Derivatives
	Interest Rate Contracts Risk[1]	Credit Contracts Risk[2]	Other Contracts Risk[2]	Total
Futures Contracts[3]	$9,569,681	—	—	$9,569,681
Swap Contracts	3,120,184	$48,609,738	—	51,729,922

Total	$12,689,865	$48,609,738	—	$61,299,603

[1]	Balance sheet location: Receivables, Net Assets—Unrealized appreciation (depreciation)
[2]	Balance sheet location: Receivables
[3]	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Semi-Annual Report to Shareholders

	Liability Derivatives
	Interest Rate Contracts Risk[1]	Credit Contracts Risk[2]	Other Contracts Risk[2]	Total
Written Options	$26,309,289	—	—	$26,309,289
Futures Contracts(3)	9,535,421	—	—	9,535,421
Swap Contracts	15,464,638	$196,639,148	—	212,103,786

Total	$51,309,348	$196,639,148	—	$247,948,496

[1]	Balance sheet location: Payables, Net Assets—Unrealized appreciation (depreciation)
[2]	Balance sheet location: Payables
[3]	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Core Plus

	Asset Derivatives
	Interest Rate Contracts Risk[1]	Foreign Exchange Contracts Risk[2]	Credit Contracts Risk[2]	Other Contracts Risk[2]	Total
Futures Contracts(3)	$17,581,162	—	—	—	$17,581,162
Swap Contracts	1,950,567	—	$48,892,711	—	50,843,278
Forward Foreign Currency Contracts	—	$19,546,581	—	—	19,546,581

Total	$19,531,729	$19,546,581	$48,892,711	—	$87,971,021

[1]	Balance sheet location: Receivables, Net Assets—Unrealized appreciation (depreciation)
[2]	Balance sheet location: Receivables
[3]	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

	Liability Derivatives
	Interest Rate Contracts Risk[1]	Foreign Exchange Contracts Risk[2]	Credit Contracts Risk[2]	Other Contracts Risk[2]	Total
Written Options	$58,418,932	—	—	—	$58,418,932
Futures Contracts(3)	18,749,220	—	—	—	18,749,220
Swap Contracts	30,805,477	—	$343,437,770	—	374,243,247
Forward Foreign Currency Contracts	—	$9,391,215	—	—	9,391,215

Total	$107,973,629	$9,391,215	$343,437,770	—	$460,802,614

[1]	Balance sheet location: Payables, Net Assets—Unrealized appreciation (depreciation)
[2]	Balance sheet location: Payables
[3]	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

The following tables provide information about the effect of derivatives and hedging activities on the Funds’ Statement of Operations for the six months ended June 30, 2009. The first table provides additional detail about the amounts and sources of gains/(losses) realized on derivatives during the period. The second table provides additional information about the changes in unrealized appreciation/(depreciation) resulting from the Funds’ derivatives and hedging activities during the period.

Core

	Amount of Realized Gain or (Loss) on Derivatives Recognized
	Interest Rate Contracts Risk	Credit Contracts Risk	Other Contracts Risk	Total
Written Options	$28,719,410	—	—	$28,719,410
Futures Contracts	(15,665,182)	—	—	(15,665,182)
Swap Contracts	27,683,681	$(167,223,392)	—	(139,539,711)

Total	$40,737,909	$(167,223,392)	—	$(126,485,483)

	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized
	Interest Rate Contracts Risk	Credit Contracts Risk	Other Contracts Risk	Total
Written Options	$2,531,059	—	—	$2,531,059
Futures Contracts	(56,941,178)	—	—	(56,941,178)
Swap Contracts	47,314,170	$123,943,027	—	171,257,197

Total	$(7,095,949)	$123,943,027	—	$116,847,078

Core Plus

	Amount of Realized Gain or (Loss) on Derivatives Recognized
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Other Contracts Risk	Total
Written Options	$62,471,396	—	—	—	$62,471,396
Futures Contracts	(10,786,771)	—	—	—	(10,786,771)
Swap Contracts	22,838,865	—	$(356,112,458)	—	(333,273,593)
Forward Foreign Currency Contracts	—	$4,764,787	—	—	4,764,787

Total	$74,523,490	$4,764,787	$(356,112,458)	—	$(276,824,181)

	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Other Contracts Risk	Total
Written Options	$2,829,205	—	—	—	$2,829,205
Futures Contracts	(173,209,738)	—	—	—	(173,209,738)
Swap Contracts	153,289,414	—	$431,313,414	—	584,602,828
Forward Foreign Currency Contracts	—	$5,969,523	—	—	5,969,523

Total	$(17,091,119)	$5,969,523	$431,313,414	—	$420,191,818

5. Transactions With Affiliates:

Each Fund has an investment management agreement with Legg Mason Fund Adviser, Inc. (“LMFA”). Western Asset Management Company (“Western Asset”) is the investment adviser to Core and Core Plus. Western Asset Management Company Limited (“WAML”), Western Asset Management Company Pte. Ltd. (“Western Singapore”) and Western Asset Management Company Ltd (“Western Japan”) shares investment advisory responsibilities with Western Asset for Core Plus.

Pursuant to their respective agreements, LMFA provides the Funds with management and administrative services for which each Fund pays a fee, computed daily and payable monthly, at annual rates of each Fund’s average daily net assets. From

Semi-Annual Report to Shareholders

August 1, 2008 through April 30, 2010, the Manager is contractually obligated to follow the Fee Cap for the Institutional Select and Financial Intermediary Classes of each Fund. The Fee Cap ceased to apply to the Institutional Class of each Fund beginning August 1, 2008. From August 1, 2008 through April 30, 2010, the Manager is contractually obligated to waive its compensation (and, to the extent necessary, bear other expenses of the Portfolio) with respect to the Institutional Class of certain Funds in amounts equal to specified annual rates of each such Fund’s average daily net assets attributable to such share class (“Flat Waiver”). Western Asset and WAML also agreed to waive their advisory fees (which are paid by LMFA, and not the Funds) in corresponding amounts under both the Fee Cap and the Flat Waiver.

Any amounts waived or reimbursed in a particular fiscal year under the Fee Cap will be subject to repayment by a Fund on behalf of the applicable class to LMFA to the extent that from time to time during the next three fiscal years the repayment will not cause a Fund’s expenses for such class to exceed a limit agreed between the Fund and LMFA. The following chart shows annual rates of management fees, expense limits or waivers (as applicable), management fees waived and potential fees which may be recaptured for the Funds’ share classes.

Fund	Asset Breakpoint for Management Fee	Management Fee		Expense Limitation 8/1/08-4/30/10	Waiver	Management Fees (Waived/ Recaptured)	Maximum Amount Subject to Recapture
Core
Institutional Class	Up to $500 million Next $500 million In excess of $1 billion	0.450 0.425 0.400	% % %	—	—	—	—
Institutional Select Class	Up to $500 million Next $500 million In excess of $1 billion	0.450 0.425 0.400	% % %	0.50%	—	—	—
Financial Intermediary Class	Up to $500 million Next $500 million In excess of $1 billion	0.450 0.425 0.400	% % %	0.75%	—	—	$388,510

Core Plus
Institutional Class	Up to $500 million Next $500 million In excess of $1 billion	0.450 0.425 0.400	% % %	—	—	—	—
Institutional Select Class	Up to $500 million Next $500 million In excess of $1 billion	0.450 0.425 0.400	% % %	0.45%	—	—	—
Financial Intermediary Class	Up to $500 million Next $500 million In excess of $1 billion	0.450 0.425 0.400	% % %	0.70%	—	—	$818,469

Legg Mason Investor Services, LLC (“LMIS”) serves as distributor of the Funds’ shares. LMIS receives from each Fund an annual distribution fee of 0.25% of the average daily net assets of the Financial Intermediary Class of each Fund, computed daily and payable monthly.

The Board has approved the substitution of Legg Mason Partners Funds Advisor, LLC (“LMPFA”) for LMFA. Effective upon the substitution, LMPFA will assume the rights and responsibilities of LMFA under its investment management agreement with the Fund, including all of the responsibilities to the Fund described in the Fund’s prospectus. This substitution is expected to occur in the third quarter of 2009.

LMFA, LMPFA, Western Asset, WAML, Western Singapore, Western Japan and LMIS are wholly owned subsidiaries of Legg Mason, Inc.

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

7. Fund Share Transactions:

At June 30, 2009, there were 21.05 billion shares of common stock of the Corporation authorized at $.001 par value. Transactions in the Funds’ shares were as follows:

	Six Months Ended June 30, 2009		Year Ended December 31, 2008A		Year Ended March 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount
Core
Institutional Class
Shares sold	28,003,015	$245,232,854	45,809,011	$462,764,704	145,194,635	$1,603,386,410
Shares issued on reinvestment	6,026,843	53,905,311	19,465,391	189,411,274	24,570,553	270,401,252
Shares repurchased	(105,815,963)	(931,379,789)	(271,357,244)	(2,560,566,907)	(119,670,207)	(1,306,567,803)

Net Increase (Decrease)	(71,786,105)	$(632,241,624)	(206,082,842)	$(1,908,390,929)	50,094,981	$567,219,859

Institutional Select ClassB
Shares sold	1,906,144	$17,009,649	26,523,024	$231,066,783	—	—
Shares issued on reinvestment	644,232	5,799,168	506,958	4,593,497	—	—
Shares repurchased	(5,955,501)	(55,221,751)	(546,226)	(4,786,801)	—	—

Net Increase (Decrease)	(3,405,125)	$(32,412,934)	26,483,756	$230,873,479	—	—

Financial Intermediary Class
Shares sold	13,538,146	$120,501,399	32,207,905	$319,217,126	61,374,893	$675,386,074
Shares issued on reinvestment	2,901,090	26,015,102	7,514,997	72,497,732	7,607,185	83,678,848
Shares repurchased	(30,774,054)	(271,216,391)	(65,446,508)	(633,361,948)	(37,942,574)	(415,583,975)

Net Increase (Decrease)	(14,334,818)	$(124,699,890)	(25,723,606)	$(241,647,090)	31,039,504	$343,480,947

Core Plus
Institutional Class
Shares sold	34,056,951	$297,226,889	147,333,326	$1,395,839,016	431,074,565	$4,418,392,877
Shares issued on reinvestment	24,716,124	218,812,800	46,231,902	426,186,161	60,102,475	614,857,736
Shares repurchased	(216,922,646)	(1,871,036,953)	(741,151,845)	(6,662,401,360)	(269,816,777)	(2,748,602,623)

Net Increase (Decrease)	(158,149,571)	$(1,354,997,264)	(547,586,617)	$(4,840,376,183)	221,360,263	$2,284,647,990

Institutional Select ClassC
Shares sold	23,762,747	$207,338,256	206,086,935	$1,850,661,361	—	—
Shares issued on reinvestment	6,400,056	56,737,633	3,637,450	31,448,482	—	—
Shares repurchased	(45,749,190)	(398,401,486)	(29,527,138)	(256,518,602)	—	—

Net Increase (Decrease)	(15,586,387)	$(134,325,597)	180,197,247	$1,625,591,241	—	—

Financial Intermediary Class
Shares sold	11,868,230	$103,521,935	57,558,798	$523,353,929	92,870,337	$950,307,000
Shares issued on reinvestment	2,819,959	24,936,147	5,007,719	46,006,164	5,521,041	56,470,452
Shares repurchased	(45,158,851)	(379,929,316)	(88,631,269)	(811,527,610)	(48,005,422)	(489,249,437)

Net Increase (Decrease)	(30,470,662)	$(251,471,234)	(26,064,752)	$(242,167,517)	50,385,956	$517,528,015

A	For the period April 1, 2008 to December 31, 2008.
B	Institutional Select Class commenced operations August 29, 2008.
C	Institutional Select Class commenced operations August 4, 2008.

Semi-Annual Report to Shareholders

Privacy Policy

The Funds are committed to keeping nonpublic personal information secure and confidential. This notice is intended to help a shareholder understand how the Funds fulfill this commitment.

From time to time, the Funds, through their service providers, may collect a variety of personal information, including:

•	Information received on applications and forms, via the telephone, and through websites;

•	Information about transactions with the Funds, affiliates, or others (such as purchases, sales, or account balances); and

•	Information about shareholders received from consumer reporting agencies.

The Funds do not disclose shareholder nonpublic personal information, except as permitted by applicable law or regulation. For example, the Funds may share this information with others in order to process transactions. Any information provided to companies that perform services on behalf of the Funds, such as printing and mailing or to other financial institutions with which the Funds have joint marketing agreements are required to protect the confidentiality of shareholders, information and to use it only to perform the services for which the companies are hired.

The Funds, through their service providers, maintain physical, electronic, and procedural safeguards to protect shareholder nonpublic personal information. Access to this information is restricted.

If a shareholder decides at some point either to close his/her account(s) or become an inactive customer, the Funds will continue to adhere to these privacy policies and practices with respect to shareholder nonpublic personal information.

This notice is being provided on behalf of:

Western Asset Funds, Inc.

Western Asset Funds, Inc.

The Board of Directors

William E. B. Siart, Chairman

Ronald J. Arnault

Anita L. DeFrantz

R. Jay Gerken

Ronald L. Olson

Avedick B. Poladian

Jaynie Miller Studenmund

Officers

R. Jay Gerken, President

Gavin L. James, Vice President

S. Kenneth Leech, Vice President

Stephen A. Walsh, Vice President

Frances M. Guggino, Principal Financial and Accounting Officer

Erin K. Morris, Treasurer

Todd F. Kuehl, Chief Compliance Officer

Robert I. Frenkel, Secretary and Chief Legal Officer

Investment Manager

Legg Mason Fund Adviser, Inc.

P.O. Box 17635

Baltimore, Maryland 21297-1635

Investment Advisers

Western Asset Management Company

385 East Colorado Boulevard

Pasadena, California 91101

Investment Advisers

Western Asset Management Company Limited

10 Exchange Square

London, England EC2A2EN

Western Asset Management Company Ltd

36F Shin-Marunouchi Building

5-1 Marunouchi 1-Chronu Chiyoda

Tokyo 100-6536

Western Asset Management Company Pte. Ltd.

1 George Street #23-01

Singapore 049145

Transfer and Shareholder Servicing Agent

Boston Financial Data Services

66 Brooks Drive

Braintree, Massachusetts 02184

Custodian

State Street Bank and Trust Company

1 Lincoln Street

Boston, Massachusetts 02111

Counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

100 East Pratt Street

Baltimore, Maryland 21201

Information about the policies and procedures that each Fund uses to determine how to vote proxies relating to each Fund’s portfolio securities is contained in the Statement of Additional Information, available upon request without charge by calling 1-888-425-6432 or on the Securities and Exchange Commission’s (“SEC”) website (http://www.sec.gov). Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or without charge through www.westernassetfunds.com.

Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the Securities and Exchange Commission’s (“SEC”) website (http://www.sec.gov) and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Quarterly portfolio holdings are also available upon request by calling 1-888-425-6432 or at www.lminstitutionalfunds.com/fund_information/fund_literature/gbl_literature/proxy_report.asp.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

Western Asset Management Company

Legg Mason Investor Services, LLC, Distributor

Legg Mason, Inc. Subsidiaries

WAF-A-(8/09) SR09-893	WASX011414

Item 2.	Code of Ethics.

Not applicable for semiannual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.	Schedule of Investments

The schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for reports.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for reports.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item 10.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods in the SEC’s rules and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable for semi-annual reports.

(a) (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – filed as an exhibit hereto.

(a) (3) Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 – filed as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ R. Jay Gerken
R. Jay Gerken
President
Western Asset Funds, Inc.

Date: September 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
President
Western Asset Funds, Inc.

Date: September 2, 2009

By:	/s/ Frances M. Guggino
Frances M. Guggino
Principal Financial and Accounting Officer
Western Asset Funds, Inc.

Date: September 2, 2009